UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2014

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 98.3%	SHARES	VALUE
Banks - 11.3%
Bank of America Corp.	267,584	$4,562,307
BB&T Corp.	92,900	3,456,809
Citigroup, Inc.	89,800	4,653,436
Fifth Third Bancorp	72,900	1,459,458
The PNC Financial Services Group, Inc.	33,200	2,841,256
		16,973,266

Beverages - 2.1%
PepsiCo, Inc.	33,500	3,118,515

Capital Markets - 5.1%
Morgan Stanley	131,200	4,535,584
The Goldman Sachs Group, Inc.	16,900	3,102,333
		7,637,917

Commercial Services & Supplies - 3.8%
The ADT Corp.	62,600	2,219,796
Tyco International Ltd.	79,425	3,539,972
		5,759,768

Communications Equipment - 2.6%
Cisco Systems, Inc.	154,000	3,876,180

Consumer Finance - 2.7%
Capital One Financial Corp.	50,500	4,121,810

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	87,000	3,065,880

Electric Utilities - 2.5%
FirstEnergy Corp.	113,800	3,820,266

Electrical Equipment - 2.2%
Eaton Corp. plc	51,400	3,257,218

Energy Equipment & Services - 2.7%
National Oilwell Varco, Inc.	53,851	4,098,061

Food & Staples Retailing - 4.0%
CVS Health Corp.	37,200	2,960,748
Walgreen Co.	50,789	3,010,264
		5,971,012

Food Products - 1.9%
Unilever NV, NY Shares	72,600	2,880,768

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	72,200	3,002,798
Covidien plc	17,325	1,498,786
		4,501,584

Health Care Providers & Services - 2.2%
Quest Diagnostics, Inc.	55,100	3,343,468

Household Products - 2.0%
The Procter & Gamble Co.	35,800	2,997,892

Industrial Conglomerates - 3.3%
General Electric Co.	191,000	4,893,420

Insurance - 3.5%
American International Group, Inc.	48,500	2,619,970
MetLife, Inc.	50,100	2,691,372
		5,311,342

Internet Software & Services - 5.5%
eBay, Inc.*	74,400	4,213,272
Google, Inc.:
Class A*	2,800	1,647,548
Class C*	4,300	2,482,648
		8,343,468

IT Services - 0.8%
International Business Machines Corp.	6,300	1,195,929

Machinery - 2.0%
Deere & Co.	37,564	3,079,872

Media - 7.3%
AMC Networks, Inc.*	25,600	1,495,552
Comcast Corp.	84,700	4,555,166
Time Warner, Inc.	66,666	5,013,950
		11,064,668

Multiline Retail - 1.5%
Target Corp.	36,013	2,257,295

Oil, Gas & Consumable Fuels - 11.9%
Devon Energy Corp.	43,782	2,985,057
Marathon Oil Corp.	97,500	3,665,025
Noble Energy, Inc.	43,586	2,979,539
Occidental Petroleum Corp.	39,300	3,778,695
Phillips 66 Co.	18,421	1,497,811
Royal Dutch Shell plc (ADR)	39,491	3,006,450
		17,912,577

Pharmaceuticals - 9.0%
Merck & Co., Inc.	48,800	2,892,864
Pfizer, Inc.	137,982	4,080,128
Sanofi SA (ADR)	59,200	3,340,656
Zoetis, Inc.	87,403	3,229,541
		13,543,189

Road & Rail - 1.3%
Union Pacific Corp.	18,200	1,973,244

Software - 2.1%
Microsoft Corp.	68,700	3,184,932

Total Equity Securities (Cost $123,532,262)		148,183,541

TIME DEPOSIT - 1.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$2,602,880	2,602,880

Total Time Deposit (Cost $2,602,880)		2,602,880

TOTAL INVESTMENTS (Cost $126,135,142) - 100.0%		150,786,421
Other assets and liabilities, net - 0.0%		52,200
NET ASSETS - 100%		$150,838,621

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EXCHANGE TRADED PRODUCTS - 98.4%	SHARES	VALUE
Energy Select Sector SPDR Fund	109,700	$9,941,014
GreenHaven Continuous Commodity Index Fund*	154,900	3,833,775
iPath Bloomberg Commodity Index Total Return ETN*	344,200	11,830,154
iPath Bloomberg Grains Sub-Index Total Return ETN*	75,700	2,487,502
iShares North American Natural Resources ETF	315,200	14,105,200
iShares U.S. Oil & Gas Exploration & Production ETF	28,200	2,451,708
Market Vectors Gold Miners ETF	13,400	286,090
Market Vectors Oil Services ETF	49,800	2,470,578
PowerShares DB Base Metals Fund*	113,000	1,910,830
PowerShares DB Precious Metals Fund*	40,800	1,548,768
SPDR S&P Metals & Mining ETF	28,700	1,055,873
Vanguard Energy ETF	76,000	9,965,120

Total Exchange Traded Products (Cost $65,422,288)		61,886,612

TIME DEPOSIT - 1.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$887,928	887,928

Total Time Deposit (Cost $887,928)		887,928

TOTAL INVESTMENTS (Cost $66,310,216) - 99.8%		62,774,540
Other assets and liabilities, net - 0.2%		138,478
NET ASSETS - 100%		$62,913,018

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
ETN: Exchange Traded Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

U.S. TREASURY OBLIGATIONS - 51.3%	PRINCIPAL AMOUNT	VALUE
United States Treasury Inflation Indexed Bonds:
2.375%, 1/15/25	$1,137,564	$1,332,372
2.00%, 1/15/26	960,320	1,093,039
2.375%, 1/15/27	649,787	769,083
2.125%, 2/15/40	551,155	682,054
United States Treasury Inflation Indexed Notes:
0.375%, 7/15/23	1,330,914	1,316,462
0.625%, 1/15/24	1,021,100	1,026,206

Total U.S. Treasury Obligations (Cost $6,344,180)		6,219,216

CORPORATE BONDS - 46.7%
AT&T, Inc., 1.148%, 11/27/18 (r)	1,000,000	1,017,559
Bank of America Corp., 1.303%, 3/22/18 (r)	500,000	509,284
BP Capital Markets plc, 0.864%, 9/26/18 (r)	1,000,000	1,006,309
CA, Inc., 5.375%, 12/1/19	100,000	111,032
Cigna Corp., 4.00%, 2/15/22	100,000	105,135
Cintas Corp. No. 2, 3.25%, 6/1/22	150,000	152,898
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	223,987
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	111,208
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	206,217
Equifax, Inc., 3.30%, 12/15/22	100,000	98,387
GATX Corp., 4.85%, 6/1/21	200,000	218,922
Goldman Sachs Group, Inc., 1.436%, 4/30/18 (r)	500,000	510,926
L-3 Communications Corp., 5.20%, 10/15/19	200,000	220,896
Liberty Property LP, 3.375%, 6/15/23	100,000	97,033
Prudential Financial, Inc., 1.014%, 8/15/18 (r)	500,000	504,581
Stanley Black & Decker, Inc., 2.90%, 11/1/22	150,000	146,526
Teck Resources Ltd., 4.75%, 1/15/22	100,000	102,796
The Valspar Corp., 4.20%, 1/15/22	300,000	316,579

Total Corporate Bonds (Cost $5,512,651)		5,660,275

TIME DEPOSIT - 2.2%
State Street Bank Time Deposit, 0.069%, 10/1/14	262,403	262,403

Total Time Deposit (Cost $262,403)		262,403

TOTAL INVESTMENTS (Cost $12,119,234) - 100.2%		12,141,894
Other assets and liabilities, net - (0.2%)		(19,032)
NET ASSETS - 100%		$12,122,862

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 93.3%	SHARES	VALUE
Aerospace & Defense - 2.5%
General Dynamics Corp.	5,884	$747,798
Honeywell International, Inc.	14,447	1,345,305
L-3 Communications Holdings, Inc.	1,696	201,688
Lockheed Martin Corp.	4,998	913,534
Northrop Grumman Corp.	3,852	507,540
Precision Castparts Corp.	2,671	632,706
Raytheon Co.	5,772	586,551
Rockwell Collins, Inc.	2,500	196,250
Textron, Inc.	5,149	185,312
The Boeing Co.	12,376	1,576,455
United Technologies Corp.	15,762	1,664,467
		8,557,606

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,738	181,584
Expeditors International of Washington, Inc.	3,858	156,558
FedEx Corp.	4,918	794,011
United Parcel Service, Inc., Class B	13,003	1,278,065
		2,410,218

Airlines - 0.3%
Delta Air Lines, Inc.	15,642	565,458
Southwest Airlines Co.	12,763	431,007
		996,465

Auto Components - 0.3%
BorgWarner, Inc.	4,218	221,909
Delphi Automotive plc	5,551	340,499
Goodyear Tire & Rubber Co.	5,503	124,285
Johnson Controls, Inc.	12,252	539,088
		1,225,781

Automobiles - 0.6%
Ford Motor Co.	71,855	1,062,735
General Motors Co.	24,973	797,638
Harley-Davidson, Inc.	4,028	234,430
		2,094,803

Banks - 5.6%
Bank of America Corp.	194,823	3,321,732
BB&T Corp.	13,255	493,219
Citigroup, Inc.	56,040	2,903,993
Comerica, Inc.	3,350	167,031
Fifth Third Bancorp	15,690	314,114
Huntington Bancshares, Inc.	15,271	148,587
JPMorgan Chase & Co.	69,684	4,197,764
KeyCorp	16,295	217,212
M&T Bank Corp.	2,426	299,101
Regions Financial Corp.	25,440	255,418
SunTrust Banks, Inc.	9,830	373,835
The PNC Financial Services Group, Inc.	10,015	857,084
US Bancorp	33,485	1,400,678
Wells Fargo & Co.	88,012	4,565,182
Zions Bancorporation	3,653	106,156
		19,621,106

Beverages - 2.0%
Brown-Forman Corp., Class B	2,990	269,758
Coca-Cola Enterprises, Inc.	4,185	185,647
Constellation Brands, Inc.*	3,114	271,416
Dr Pepper Snapple Group, Inc.	3,623	232,995
Molson Coors Brewing Co., Class B	2,931	218,184
Monster Beverage Corp.*	2,664	244,209
PepsiCo, Inc.	27,968	2,603,541
The Coca-Cola Co.	73,131	3,119,768
		7,145,518

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc.*	3,649	605,077
Amgen, Inc.	14,073	1,976,693
Biogen Idec, Inc.*	4,376	1,447,624
Celgene Corp.*	14,774	1,400,280
Gilead Sciences, Inc.*	28,006	2,981,239
Regeneron Pharmaceuticals, Inc.*	1,367	492,831
Vertex Pharmaceuticals, Inc.*	4,357	489,335
		9,393,079

Building Products - 0.1%
Allegion plc	1,909	90,945
Masco Corp.	6,602	157,920
		248,865

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	1,020	204,367
Ameriprise Financial, Inc.	3,503	432,200
Bank of New York Mellon Corp.	21,037	814,763
BlackRock, Inc.	2,308	757,763
Charles Schwab Corp.	21,603	634,912
E*Trade Financial Corp.*	5,817	131,406
Franklin Resources, Inc.	7,411	404,715
Invesco Ltd.	7,982	315,129
Legg Mason, Inc.	2,137	109,329
Morgan Stanley	28,372	980,820
Northern Trust Corp.	4,101	278,991
State Street Corp.	7,947	584,979
T. Rowe Price Group, Inc.	4,847	380,005
The Goldman Sachs Group, Inc.	7,591	1,393,480
		7,422,859

Chemicals - 2.4%
Air Products & Chemicals, Inc.	3,552	462,399
Airgas, Inc.	1,337	147,939
CF Industries Holdings, Inc.	961	268,330
Dow Chemical Co.	20,795	1,090,490
E. I. du Pont de Nemours & Co.	16,941	1,215,686
Eastman Chemical Co.	2,772	224,227
Ecolab, Inc.	4,984	572,313
FMC Corp.	2,457	140,516
International Flavors & Fragrances, Inc.	1,500	143,820
LyondellBasell Industries NV	7,878	856,024
Monsanto Co.	9,670	1,087,972
Mosaic Co.	5,968	265,039
PPG Industries, Inc.	2,551	501,884
Praxair, Inc.	5,404	697,116
Sherwin-Williams Co.	1,563	342,281
Sigma-Aldrich Corp.	2,208	300,310
		8,316,346

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,790	126,356
Pitney Bowes, Inc.	3,738	93,413
Republic Services, Inc.	4,930	192,368
Stericycle, Inc.*	1,655	192,907
The ADT Corp.	3,214	113,968
Tyco International Ltd.	8,217	366,232
Waste Management, Inc.	7,981	379,337
		1,464,581

Communications Equipment - 1.6%
Cisco Systems, Inc.	94,502	2,378,615
F5 Networks, Inc.*	1,373	163,030
Harris Corp.	2,110	140,104
Juniper Networks, Inc.	7,439	164,774
Motorola Solutions, Inc.	4,174	264,131
QUALCOMM, Inc.	31,137	2,328,113
		5,438,767

Construction & Engineering - 0.1%
Fluor Corp.	2,936	196,095
Jacobs Engineering Group, Inc.*	2,653	129,520
Quanta Services, Inc.*	4,318	156,700
		482,315

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,200	154,728
Vulcan Materials Co.	2,413	145,335
		300,063

Consumer Finance - 0.9%
American Express Co.	16,795	1,470,235
Capital One Financial Corp.	10,544	860,601
Discover Financial Services	8,602	553,883
Navient Corp.	7,799	138,120
		3,022,839

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,736	77,513
Ball Corp.	2,565	162,288
Bemis Co., Inc.	1,850	70,337
MeadWestvaco Corp.	3,281	134,324
Owens-Illinois, Inc.*	3,045	79,322
Sealed Air Corp.	3,972	138,543
		662,327

Distributors - 0.1%
Genuine Parts Co.	2,834	248,570

Diversified Consumer Services - 0.0%
H&R Block, Inc.	5,059	156,880

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	33,774	4,665,540
CME Group, Inc.	5,823	465,578
Intercontinental Exchange, Inc.	2,123	414,091
Leucadia National Corp.	6,328	150,860
McGraw Hill Financial, Inc.	5,021	424,023
Moody's Corp.	3,469	327,821
The NASDAQ OMX Group, Inc.	2,444	103,674
		6,551,587

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	96,044	3,384,590
CenturyLink, Inc.	10,566	432,044
Frontier Communications Corp.	18,490	120,370
Verizon Communications, Inc.	76,695	3,833,983
Windstream Holdings, Inc.	11,118	119,852
		7,890,839

Electric Utilities - 1.6%
American Electric Power Co., Inc.	9,004	470,099
Duke Energy Corp.	13,047	975,524
Edison International	6,010	336,079
Entergy Corp.	3,309	255,885
Exelon Corp.	15,841	540,020
FirstEnergy Corp.	7,746	260,033
NextEra Energy, Inc.	8,045	755,265
Northeast Utilities	5,829	258,225
Pepco Holdings, Inc.	4,631	123,926
Pinnacle West Capital Corp.	2,178	119,006
PPL Corp.	12,254	402,421
The Southern Co.	16,433	717,300
Xcel Energy, Inc.	9,260	281,504
		5,495,287

Electrical Equipment - 0.5%
AMETEK, Inc.	4,525	227,200
Eaton Corp. plc	8,794	557,276
Emerson Electric Co.	12,946	810,161
Rockwell Automation, Inc.	2,554	280,633
		1,875,270

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	2,899	289,494
Corning, Inc.	24,138	466,829
FLIR Systems, Inc.	2,784	87,250
Jabil Circuit, Inc.	4,017	81,023
TE Connectivity Ltd.	7,540	416,887
		1,341,483

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	8,043	523,278
Cameron International Corp.*	3,767	250,053
Diamond Offshore Drilling, Inc.	1,478	50,651
Ensco plc	4,311	178,087
FMC Technologies, Inc.*	4,339	235,651
Halliburton Co.	15,579	1,005,001
Helmerich & Payne, Inc.	1,995	195,251
Nabors Industries Ltd.	5,156	117,351
National Oilwell Varco, Inc.	7,915	602,331
Noble Corp. plc	4,690	104,212
Schlumberger Ltd.	24,023	2,442,899
Transocean Ltd.	6,277	200,676
		5,905,441

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	8,086	1,013,338
CVS Health Corp.	21,570	1,716,756
Kroger Co.	9,058	471,016
Safeway, Inc.	4,587	157,334
Sysco Corp.	10,784	409,253
Walgreen Co.	16,197	959,996
Wal-Mart Stores, Inc.	29,254	2,237,053
Whole Foods Market, Inc.	6,781	258,424
		7,223,170

Food Products - 1.5%
Archer-Daniels-Midland Co.	12,073	616,930
Campbell Soup Co.	3,301	141,052
ConAgra Foods, Inc.	7,769	256,688
General Mills, Inc.	11,336	571,901
Hormel Foods Corp.	2,741	140,860
Kellogg Co.	4,703	289,705
Keurig Green Mountain, Inc.	2,342	304,764
Kraft Foods Group, Inc.	10,982	619,385
McCormick & Co., Inc.	2,407	161,028
Mead Johnson Nutrition Co.	3,728	358,708
Mondelez International, Inc.	31,204	1,069,205
The Hershey Co.	2,753	262,719
The J. M. Smucker Co.	1,913	189,368
Tyson Foods, Inc.	5,448	214,488
		5,196,801

Gas Utilities - 0.0%
AGL Resources, Inc.	2,200	112,948

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	27,707	1,152,334
Baxter International, Inc.	10,010	718,418
Becton Dickinson and Co.	3,564	405,619
Boston Scientific Corp.*	24,400	288,164
C.R. Bard, Inc.	1,407	200,793
CareFusion Corp.*	3,824	173,036
Covidien plc	8,318	719,590
DENTSPLY International, Inc.	2,627	119,791
Edwards Lifesciences Corp.*	1,946	198,784
Intuitive Surgical, Inc.*	666	307,572
Medtronic, Inc.	18,147	1,124,207
St. Jude Medical, Inc.	5,243	315,262
Stryker Corp.	5,455	440,491
Varian Medical Systems, Inc.*	2,046	163,925
Zimmer Holdings, Inc.	3,096	311,303
		6,639,289

Health Care Providers & Services - 2.0%
Aetna, Inc.	6,593	534,033
AmerisourceBergen Corp.	3,949	305,258
Cardinal Health, Inc.	6,276	470,198
CIGNA Corp.	4,956	449,460
DaVita HealthCare Partners, Inc.*	3,280	239,899
Express Scripts Holding Co.*	13,811	975,471
Humana, Inc.	2,855	371,978
Laboratory Corporation of America Holdings*	1,686	171,549
McKesson Corp.	4,254	828,126
Patterson Co.'s, Inc.	1,790	74,160
Quest Diagnostics, Inc.	2,665	161,712
Tenet Healthcare Corp.*	1,917	113,851
UnitedHealth Group, Inc.	18,076	1,559,055
Universal Health Services, Inc., Class B	1,690	176,605
WellPoint, Inc.	5,159	617,120
		7,048,475

Health Care Technology - 0.1%
Cerner Corp.*	5,448	324,537

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	8,090	324,975
Chipotle Mexican Grill, Inc.*	573	381,956
Darden Restaurants, Inc.	2,634	135,546
Marriott International, Inc.	4,051	283,165
McDonald's Corp.	18,234	1,728,766
Starbucks Corp.	13,887	1,047,913
Starwood Hotels & Resorts Worldwide, Inc.	3,542	294,730
Wyndham Worldwide Corp.	2,349	190,880
Wynn Resorts Ltd.	1,494	279,497
Yum! Brands, Inc.	8,142	586,061
		5,253,489

Household Durables - 0.4%
D.R. Horton, Inc.	5,683	116,615
Garmin Ltd.	2,429	126,284
Harman International Industries, Inc.	1,264	123,923
Leggett & Platt, Inc.	2,745	95,855
Lennar Corp.	3,357	130,352
Mohawk Industries, Inc.*	1,218	164,211
Newell Rubbermaid, Inc.	5,073	174,562
PulteGroup, Inc.	6,917	122,154
Whirlpool Corp.	1,441	209,882
		1,263,838

Household Products - 1.8%
Colgate-Palmolive Co.	16,042	1,046,259
Kimberly-Clark Corp.	6,951	747,719
The Clorox Co.	2,372	227,807
The Procter & Gamble Co.	50,104	4,195,709
		6,217,494

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,177	172,670
NRG Energy, Inc.	6,546	199,522
		372,192

Industrial Conglomerates - 2.2%
3M Co.	12,005	1,700,868
Danaher Corp.	11,294	858,118
General Electric Co.	186,174	4,769,778
Roper Industries, Inc.	1,841	269,320
		7,598,084

Insurance - 2.6%
ACE Ltd.	6,230	653,340
Aflac, Inc.	8,378	488,018
Allstate Corp.	8,006	491,328
American International Group, Inc.	26,435	1,428,019
Aon plc	5,470	479,555
Assurant, Inc.	1,416	91,049
Cincinnati Financial Corp.	2,982	140,303
Genworth Financial, Inc.*	10,001	131,013
Lincoln National Corp.	4,866	260,720
Loews Corp.	5,633	234,671
Marsh & McLennan Co.'s, Inc.	10,139	530,675
MetLife, Inc.	20,764	1,115,442
Principal Financial Group, Inc.	5,048	264,869
Progressive Corp.	10,047	253,988
Prudential Financial, Inc.	8,523	749,513
The Chubb Corp.	4,510	410,771
The Hartford Financial Services Group, Inc.	8,296	309,026
The Travelers Co.'s, Inc.	6,410	602,155
Torchmark Corp.	2,625	137,471
Unum Group	4,721	162,308
XL Group plc	5,009	166,149
		9,100,383

Internet & Catalog Retail - 1.2%
Amazon.com, Inc.*	7,019	2,263,207
Expedia, Inc.	1,902	166,653
Netflix, Inc.*	1,106	499,005
The Priceline Group, Inc.*	967	1,120,347
TripAdvisor, Inc.*	2,053	187,685
		4,236,897

Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	3,284	196,383
eBay, Inc.*	21,042	1,191,608
Facebook, Inc.*	36,128	2,855,557
Google, Inc.:
Class A*	5,263	3,096,802
Class C*	5,263	3,038,646
VeriSign, Inc.*	2,279	125,619
Yahoo!, Inc.*	17,273	703,875
		11,208,490

IT Services - 3.1%
Accenture plc	11,679	949,736
Alliance Data Systems Corp.*	1,000	248,270
Automatic Data Processing, Inc.	8,894	738,914
Cognizant Technology Solutions Corp.*	11,225	502,543
Computer Sciences Corp.	2,879	176,051
Fidelity National Information Services, Inc.	5,309	298,897
Fiserv, Inc.*	4,598	297,192
International Business Machines Corp.	17,188	3,262,798
MasterCard, Inc.	18,235	1,347,931
Paychex, Inc.	5,972	263,962
Teradata Corp.*	3,146	131,880
Total System Services, Inc.	3,421	105,914
Visa, Inc.	9,120	1,945,934
Western Union Co.	9,942	159,470
Xerox Corp.	20,152	266,611
		10,696,103

Leisure Products - 0.1%
Hasbro, Inc.	2,337	128,523
Mattel, Inc.	6,258	191,808
		320,331

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	6,148	350,313
PerkinElmer, Inc.	2,230	97,228
Thermo Fisher Scientific, Inc.	7,360	895,712
Waters Corp.*	1,564	155,024
		1,498,277

Machinery - 1.5%
Caterpillar, Inc.	11,516	1,140,430
Cummins, Inc.	3,155	416,397
Deere & Co.	6,711	550,235
Dover Corp.	3,071	246,694
Flowserve Corp.	2,533	178,627
Illinois Tool Works, Inc.	6,758	570,510
Ingersoll-Rand plc	4,956	279,320
Joy Global, Inc.	1,979	107,935
PACCAR, Inc.	6,543	372,133
Pall Corp.	1,979	165,642
Parker-Hannifin Corp.	2,748	313,684
Pentair plc	3,592	235,240
Snap-on, Inc.	1,077	130,403
Stanley Black & Decker, Inc.	2,879	255,626
Xylem, Inc.	3,390	120,311
		5,083,187

Media - 3.3%
Cablevision Systems Corp.	4,231	74,085
CBS Corp., Class B	8,991	481,018
Comcast Corp.	47,961	2,579,343
DIRECTV*	9,305	805,069
Discovery Communications, Inc.:
Class A*	2,741	103,610
Class C*	5,063	188,749
Gannett Co., Inc.	4,184	124,139
News Corp.*	9,186	150,191
Omnicom Group, Inc.	4,768	328,324
Scripps Networks Interactive, Inc.	1,977	154,384
The Interpublic Group of Co.'s, Inc.	7,815	143,171
The Walt Disney Co.	29,258	2,604,840
Time Warner Cable, Inc.	5,140	737,539
Time Warner, Inc.	15,837	1,191,101
Twenty-First Century Fox, Inc.	34,894	1,196,515
Viacom, Inc., Class B	7,054	542,735
		11,404,813

Metals & Mining - 0.5%
Alcoa, Inc.	21,626	347,962
Allegheny Technologies, Inc.	2,285	84,774
Freeport-McMoRan, Inc.	19,162	625,639
Newmont Mining Corp.	9,197	211,991
Nucor Corp.	5,875	318,895
		1,589,261

Multiline Retail - 0.6%
Dollar General Corp.*	5,595	341,911
Dollar Tree, Inc.*	3,810	213,627
Family Dollar Stores, Inc.	1,935	149,459
Kohl's Corp.	3,595	219,403
Macy's, Inc.	6,649	386,839
Nordstrom, Inc.	2,593	177,283
Target Corp.	11,687	732,541
		2,221,063

Multi-Utilities - 1.1%
Ameren Corp.	4,476	171,565
Centerpoint Energy, Inc.	7,928	193,998
CMS Energy Corp.	5,395	160,016
Consolidated Edison, Inc.	5,403	306,134
Dominion Resources, Inc.	10,729	741,267
DTE Energy Co.	3,266	248,477
Integrys Energy Group, Inc.	1,475	95,609
NiSource, Inc.	5,809	238,053
PG&E Corp.	8,574	386,173
Public Service Enterprise Group, Inc.	9,333	347,561
SCANA Corp.	2,829	140,347
Sempra Energy	4,206	443,228
TECO Energy, Inc.	4,324	75,151
Wisconsin Energy Corp.	4,465	191,995
		3,739,574

Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	9,317	945,117
Apache Corp.	7,115	667,885
Cabot Oil & Gas Corp.	7,698	251,648
Chesapeake Energy Corp.	9,340	214,727
Chevron Corp.	35,243	4,205,195
Cimarex Energy Co.	1,700	215,101
ConocoPhillips	22,648	1,733,025
Consol Energy, Inc.	4,241	160,564
Denbury Resources, Inc.	7,035	105,736
Devon Energy Corp.	7,073	482,237
EOG Resources, Inc.	10,082	998,320
EQT Corp.	2,799	256,220
Exxon Mobil Corp.	79,010	7,430,891
Hess Corp.	4,869	459,244
Kinder Morgan, Inc.	12,326	472,579
Marathon Oil Corp.	12,472	468,822
Marathon Petroleum Corp.	5,325	450,868
Murphy Oil Corp.	3,112	177,104
Newfield Exploration Co.*	2,515	93,231
Noble Energy, Inc.	6,627	453,022
Occidental Petroleum Corp.	14,493	1,393,502
Oneok, Inc.	3,835	251,384
Phillips 66 Co.	10,439	848,795
Pioneer Natural Resources Co.	2,639	519,804
QEP Resources, Inc.	3,322	102,251
Range Resources Corp.	3,111	210,957
Southwestern Energy Co.*	6,513	227,629
Spectra Energy Corp.	12,373	485,764
Tesoro Corp.	2,376	144,888
Valero Energy Corp.	9,844	455,482
Williams Co.'s, Inc.	12,461	689,716
		25,571,708

Paper & Forest Products - 0.1%
International Paper Co.	7,991	381,490

Personal Products - 0.1%
Avon Products, Inc.	8,789	110,741
The Estee Lauder Co.'s, Inc.	4,168	311,433
		422,174

Pharmaceuticals - 5.8%
AbbVie, Inc.	29,333	1,694,274
Actavis plc*	4,881	1,177,687
Allergan, Inc.	5,489	978,085
Bristol-Myers Squibb Co.	30,571	1,564,624
Eli Lilly & Co.	18,173	1,178,519
Hospira, Inc.*	3,099	161,241
Johnson & Johnson	52,366	5,581,692
Mallinckrodt plc*	2,100	189,315
Merck & Co., Inc.	53,442	3,168,042
Mylan, Inc.*	6,894	313,608
Perrigo Co. plc	2,468	370,669
Pfizer, Inc.	117,475	3,473,736
Zoetis, Inc.	9,243	341,529
		20,193,021

Professional Services - 0.2%
Equifax, Inc.	2,251	168,240
Nielsen NV	5,592	247,893
Robert Half International, Inc.	2,716	133,084
The Dun & Bradstreet Corp.	743	87,280
		636,497

Real Estate Investment Trusts - 2.0%
American Tower Corp.	7,301	683,593
Apartment Investment & Management Co.	3,103	98,737
AvalonBay Communities, Inc.	2,430	342,557
Boston Properties, Inc.	2,823	326,791
Crown Castle International Corp.	6,158	495,904
Equity Residential	6,702	412,709
Essex Property Trust, Inc.	1,220	218,075
General Growth Properties, Inc.	11,643	274,193
HCP, Inc.	8,453	335,669
Health Care REIT, Inc.	5,935	370,166
Host Hotels & Resorts, Inc.	13,964	297,852
Iron Mountain, Inc.	3,152	102,913
Kimco Realty Corp.	7,575	165,968
Plum Creek Timber Co., Inc.	3,541	138,134
Prologis, Inc.	9,218	347,519
Public Storage	2,674	443,456
Simon Property Group, Inc.	5,731	942,291
The Macerich Co.	2,786	177,830
Ventas, Inc.	5,430	336,388
Vornado Realty Trust	3,215	321,371
Weyerhaeuser Co.	9,712	309,424
		7,141,540

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	5,145	153,012

Road & Rail - 1.0%
CSX Corp.	18,528	594,008
Kansas City Southern	2,035	246,642
Norfolk Southern Corp.	5,712	637,459
Ryder System, Inc.	1,055	94,918
Union Pacific Corp.	16,710	1,811,698
		3,384,725

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	5,779	206,773
Analog Devices, Inc.	5,795	286,794
Applied Materials, Inc.	22,458	485,317
Avago Technologies Ltd.	4,644	404,028
Broadcom Corp.	10,252	414,386
First Solar, Inc.*	1,396	91,871
Intel Corp.	91,833	3,197,625
KLA-Tencor Corp.	3,059	240,988
Lam Research Corp.	2,991	223,428
Linear Technology Corp.	4,364	193,718
Microchip Technology, Inc.	3,695	174,515
Micron Technology, Inc.*	19,746	676,498
NVIDIA Corp.	9,538	175,976
Texas Instruments, Inc.	19,912	949,603
Xilinx, Inc.	4,959	210,014
		7,931,534

Software - 3.5%
Adobe Systems, Inc.*	8,754	605,689
Autodesk, Inc.*	4,204	231,640
CA, Inc.	5,883	164,371
Citrix Systems, Inc.*	3,031	216,232
Electronic Arts, Inc.*	6,136	218,503
Intuit, Inc.	5,240	459,286
Microsoft Corp.	152,656	7,077,132
Oracle Corp.	60,250	2,306,370
Red Hat, Inc.*	3,493	196,132
Salesforce.com, Inc.*	10,665	613,557
Symantec Corp.	12,760	299,988
		12,388,900

Specialty Retail - 2.0%
AutoNation, Inc.*	1,361	68,472
AutoZone, Inc.*	613	312,422
Bed Bath & Beyond, Inc.*	3,742	246,336
Best Buy Co., Inc.	5,443	182,830
CarMax, Inc.*	4,062	188,680
GameStop Corp.	2,289	94,307
L Brands, Inc.	4,524	303,017
Lowe's Co.'s, Inc.	18,398	973,622
O'Reilly Automotive, Inc.*	1,957	294,254
PetSmart, Inc.	1,830	128,265
Ross Stores, Inc.	3,919	296,198
Staples, Inc.	11,929	144,341
The Gap, Inc.	4,797	199,987
The Home Depot, Inc.	24,935	2,287,537
The TJX Co.'s, Inc.	12,919	764,417
Tiffany & Co.	2,047	197,147
Tractor Supply Co.	2,555	157,158
Urban Outfitters, Inc.*	2,033	74,611
		6,913,601

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	111,101	11,193,426
EMC Corp.	37,768	1,105,092
Hewlett-Packard Co.	34,522	1,224,495
NetApp, Inc.	6,111	262,529
SanDisk Corp.	4,173	408,745
Seagate Technology plc	6,024	344,994
Western Digital Corp.	4,075	396,579
		14,935,860

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	5,058	180,115
Fossil Group, Inc.*	950	89,205
Michael Kors Holdings Ltd.*	3,776	269,569
Nike, Inc., Class B	13,030	1,162,276
PVH Corp.	1,525	184,754
Ralph Lauren Corp.	1,080	177,908
Under Armour, Inc.*	2,950	203,845
VF Corp.	6,351	419,357
		2,687,029

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	9,398	91,348
People's United Financial, Inc.	6,131	88,716
		180,064

Tobacco - 1.4%
Altria Group, Inc.	36,646	1,683,517
Lorillard, Inc.	6,688	400,678
Philip Morris International, Inc.	29,016	2,419,934
Reynolds American, Inc.	5,740	338,660
		4,842,789

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,037	226,161
United Rentals, Inc.*	1,777	197,425
W.W. Grainger, Inc.	1,124	282,855
		706,441

Total Equity Securities (Cost $195,430,362)		325,087,976

EXCHANGE TRADED PRODUCTS - 2.6%
SPDR S&P 500 ETF Trust	46,150	9,092,472

Total Exchange Traded Products (Cost $8,969,327)		9,092,472

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.045%, 12/18/14^	$1,000,000	999,903

Total U.S. Treasury Obligations (Cost $999,903)		999,903

TIME DEPOSIT - 3.8%
State Street Bank Time Deposit, 0.069%, 10/1/14	13,208,139	13,208,139

Total Time Deposit (Cost $13,208,139)		13,208,139

TOTAL INVESTMENTS (Cost $218,607,731) - 100.0%		348,388,490
Other assets and liabilities, net - 0.0%		76,754
NET ASSETS - 100%		$348,465,244

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	78	12/14	$7,665,450	($85,020)
S&P 500 Index^	14	12/14	6,879,250	(76,020)
Total Purchased				($161,040)

^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 95.3%	SHARES	VALUE
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.	4,744	$605,524
B/E Aerospace, Inc.*	15,583	1,308,037
Esterline Technologies Corp.*	4,761	529,756
Exelis, Inc.	28,230	466,924
Huntington Ingalls Industries, Inc.	7,187	748,957
Triumph Group, Inc.	7,610	495,031
Vectrus, Inc.*	1,568	30,630
		4,184,859

Airlines - 0.5%
Alaska Air Group, Inc.	19,961	869,102
JetBlue Airways Corp.*	36,279	385,283
		1,254,385

Auto Components - 0.2%
Gentex Corp.	21,729	581,685

Automobiles - 0.2%
Thor Industries, Inc.	6,863	353,444

Banks - 4.6%
Associated Banc-Corp.	22,918	399,232
BancorpSouth, Inc.	12,836	258,517
Bank of Hawaii Corp.	6,617	375,912
Cathay General Bancorp	10,965	272,261
City National Corp.	7,121	538,846
Commerce Bancshares, Inc.	11,663	520,695
Cullen/Frost Bankers, Inc.	8,107	620,267
East West Bancorp, Inc.	21,354	726,036
First Horizon National Corp.	35,233	432,661
First Niagara Financial Group, Inc.	52,709	439,066
FirstMerit Corp.	24,625	433,400
Fulton Financial Corp.	28,141	311,802
Hancock Holding Co.	12,254	392,741
International Bancshares Corp.	8,718	215,029
PacWest Bancorp	14,272	588,434
Prosperity Bancshares, Inc.	8,931	510,585
Signature Bank*	7,446	834,399
SVB Financial Group*	7,507	841,460
Synovus Financial Corp.	20,697	489,277
TCF Financial Corp.	24,691	383,451
Trustmark Corp.	10,288	236,984
Umpqua Holdings Corp.	27,772	457,405
Valley National Bancorp	28,200	273,258
Webster Financial Corp.	13,450	391,933
		10,943,651

Biotechnology - 0.7%
Cubist Pharmaceuticals, Inc.*	11,215	744,003
United Therapeutics Corp.*	6,995	899,907
		1,643,910

Building Products - 0.8%
A.O. Smith Corp.	11,334	535,872
Fortune Brands Home & Security, Inc.	23,452	964,112
Lennox International, Inc.	6,613	508,341
		2,008,325

Capital Markets - 1.6%
Eaton Vance Corp.	17,572	662,992
Federated Investors, Inc., Class B	14,127	414,769
Janus Capital Group, Inc.	21,978	319,560
Raymond James Financial, Inc.	18,655	999,535
SEI Investments Co.	19,365	700,238
Waddell & Reed Financial, Inc.	12,499	646,073
		3,743,167

Chemicals - 3.0%
Albemarle Corp.	11,579	682,003
Ashland, Inc.	10,610	1,104,501
Cabot Corp.	9,557	485,209
Cytec Industries, Inc.	10,680	505,057
Minerals Technologies, Inc.	5,106	315,091
NewMarket Corp.	1,591	606,203
Olin Corp.	11,766	297,091
PolyOne Corp.	13,664	486,165
Rayonier Advanced Materials, Inc.	6,277	206,576
RPM International, Inc.	19,843	908,413
Scotts Miracle-Gro Co.	6,480	356,400
Sensient Technologies Corp.	7,136	373,570
The Valspar Corp.	11,281	891,086
		7,217,365

Commercial Services & Supplies - 1.7%
Civeo Corp.	15,802	183,461
Clean Harbors, Inc.*	8,235	444,031
Copart, Inc.*	16,706	523,149
Deluxe Corp.	7,454	411,163
Herman Miller, Inc.	9,013	269,038
HNI Corp.	6,864	247,035
MSA Safety, Inc.	4,650	229,710
Rollins, Inc.	9,490	277,867
RR Donnelley & Sons Co.	29,568	486,689
TravelCenters of America LLC (b)*	60,000	—
Waste Connections, Inc.	18,459	895,631
		3,967,774

Communications Equipment - 1.1%
Adtran, Inc.	8,096	166,211
ARRIS Group, Inc.*	19,491	552,667
Ciena Corp.*	15,641	261,517
InterDigital, Inc.	6,173	245,809
JDS Uniphase Corp.*	34,042	435,738
Plantronics, Inc.	6,336	302,734
Polycom, Inc.*	20,274	249,066
Riverbed Technology, Inc.*	23,908	443,374
		2,657,116

Construction & Engineering - 0.7%
AECOM Technology Corp.*	14,780	498,825
Granite Construction, Inc.	5,523	175,687
KBR, Inc.	21,492	404,694
URS Corp.	10,270	591,655
		1,670,861

Construction Materials - 0.3%
Eagle Materials, Inc.	7,453	758,939

Consumer Finance - 0.2%
SLM Corp.	62,961	538,946

Containers & Packaging - 1.5%
AptarGroup, Inc.	9,747	591,643
Greif, Inc.	5,016	219,751
Packaging Corp. of America	14,642	934,453
Rock-Tenn Co.	21,188	1,008,125
Silgan Holdings, Inc.	6,475	304,325
Sonoco Products Co.	15,198	597,129
		3,655,426

Distributors - 0.5%
LKQ Corp.*	44,953	1,195,300

Diversified Consumer Services - 0.9%
Apollo Education Group, Inc.*	14,450	363,417
DeVry Education Group, Inc.	8,485	363,243
Graham Holdings Co.	652	456,133
Service Corp. International	31,252	660,667
Sotheby's	9,087	324,588
		2,168,048

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	12,610	674,950
MSCI, Inc.*	17,380	817,208
		1,492,158

Diversified Telecommunication Services - 0.4%
tw telecom, Inc.*	20,540	854,669

Electric Utilities - 1.6%
Cleco Corp.	8,989	432,820
Great Plains Energy, Inc.	22,895	553,372
Hawaiian Electric Industries, Inc.	15,112	401,224
IDACORP, Inc.	7,491	401,593
OGE Energy Corp.	29,656	1,100,534
PNM Resources, Inc.	11,788	293,639
Westar Energy, Inc.	19,195	654,933
		3,838,115

Electrical Equipment - 0.9%
Acuity Brands, Inc.	6,435	757,464
Hubbell, Inc., Class B	8,020	966,651
Regal-Beloit Corp.	6,721	431,824
		2,155,939

Electronic Equipment & Instruments - 2.9%
Arrow Electronics, Inc.*	14,627	809,604
Avnet, Inc.	20,611	855,357
Belden, Inc.	6,399	409,664
Cognex Corp.*	12,836	516,906
FEI Co.	6,293	474,618
Ingram Micro, Inc.*	23,113	596,547
Itron, Inc.*	5,856	230,199
Knowles Corp.*	12,663	335,570
National Instruments Corp.	14,651	453,155
Tech Data Corp.*	5,661	333,206
Trimble Navigation Ltd.*	38,465	1,173,183
Vishay Intertechnology, Inc.	20,202	288,687
Zebra Technologies Corp.*	7,519	533,623
		7,010,319

Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.*	8,854	386,831
CARBO Ceramics, Inc.	2,959	175,262
Dresser-Rand Group, Inc.*	11,389	936,859
Dril-Quip, Inc.*	5,916	528,890
Helix Energy Solutions Group, Inc.*	14,617	322,451
Oceaneering International, Inc.	16,084	1,048,194
Oil States International, Inc.*	7,901	489,072
Patterson-UTI Energy, Inc.	21,518	699,981
Rowan Co.'s plc	18,600	470,766
Superior Energy Services, Inc.	22,891	752,427
Tidewater, Inc.	7,358	287,183
Unit Corp.*	6,824	400,228
		6,498,144

Food & Staples Retailing - 0.3%
SUPERVALU, Inc.*	30,486	272,545
United Natural Foods, Inc.*	7,390	454,189
		726,734

Food Products - 1.6%
Dean Foods Co.	13,920	184,440
Flowers Foods, Inc.	27,287	500,989
Hain Celestial Group, Inc.*	7,463	763,838
Ingredion, Inc.	11,107	841,800
Lancaster Colony Corp.	2,957	252,173
Post Holdings, Inc.*	6,587	218,557
The WhiteWave Foods Co.*	25,895	940,765
Tootsie Roll Industries, Inc.	2,964	82,962
		3,785,524

Gas Utilities - 1.5%
Atmos Energy Corp.	14,920	711,684
National Fuel Gas Co.	12,511	875,645
ONE Gas, Inc.	7,695	263,554
Questar Corp.	26,083	581,390
UGI Corp.	25,707	876,352
WGL Holdings, Inc.	7,687	323,776
		3,632,401

Health Care Equipment & Supplies - 2.8%
Align Technology, Inc.*	10,698	552,873
Hill-Rom Holdings, Inc.	8,521	353,025
Hologic, Inc.*	35,762	870,090
IDEXX Laboratories, Inc.*	7,439	876,537
ResMed, Inc.	20,743	1,022,008
Sirona Dental Systems, Inc.*	8,242	631,997
STERIS Corp.	8,799	474,794
Teleflex, Inc.	6,160	647,046
The Cooper Co.'s, Inc.	7,139	1,111,899
Thoratec Corp.*	8,332	222,714
		6,762,983

Health Care Providers & Services - 2.9%
Centene Corp.*	8,640	714,614
Community Health Systems, Inc.*	17,057	934,553
Health Net, Inc.*	11,944	550,738
Henry Schein, Inc.*	12,554	1,462,164
LifePoint Hospitals, Inc.*	6,624	458,315
Mednax, Inc.*	14,801	811,391
Omnicare, Inc.	14,481	901,587
Owens & Minor, Inc.	9,333	305,562
VCA, Inc.*	12,759	501,812
WellCare Health Plans, Inc.*	6,533	394,201
		7,034,937

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	25,061	336,193
HMS Holdings Corp.*	13,350	251,648
		587,841

Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc.*	5,671	457,650
Brinker International, Inc.	9,673	491,292
Domino's Pizza, Inc.	8,157	627,763
International Game Technology	36,800	620,816
International Speedway Corp.	4,137	130,895
Life Time Fitness, Inc.*	5,323	268,492
Panera Bread Co.*	3,805	619,150
The Cheesecake Factory, Inc.	6,843	311,356
Wendy's Co.	40,231	332,308
		3,859,722

Household Durables - 1.6%
Jarden Corp.*	17,643	1,060,521
KB Home	13,594	203,094
MDC Holdings, Inc.	5,956	150,806
NVR, Inc.*	590	666,712
Tempur Sealy International, Inc.*	9,054	508,563
Toll Brothers, Inc.*	23,827	742,449
Tupperware Brands Corp.	7,514	518,767
		3,850,912

Household Products - 1.1%
Church & Dwight Co., Inc.	19,780	1,387,765
Energizer Holdings, Inc.	9,184	1,131,560
		2,519,325

Industrial Conglomerates - 0.3%
Carlisle Co.'s, Inc.	9,544	767,147

Insurance - 4.6%
Alleghany Corp.*	2,423	1,013,177
American Financial Group, Inc.	11,090	642,000
Arthur J. Gallagher & Co.	23,424	1,062,513
Aspen Insurance Holdings Ltd.	9,688	414,356
Brown & Brown, Inc.	17,704	569,184
Everest Re Group Ltd.	6,729	1,090,165
First American Financial Corp.	15,850	429,852
Hanover Insurance Group, Inc.	6,520	400,458
HCC Insurance Holdings, Inc.	14,877	718,410
Kemper Corp.	7,405	252,881
Mercury General Corp.	5,370	262,110
Old Republic International Corp.	36,085	515,294
Primerica, Inc.	8,104	390,775
Protective Life Corp.	11,742	815,012
Reinsurance Group of America, Inc.	10,146	812,999
RenaissanceRe Holdings Ltd.	6,039	603,840
StanCorp Financial Group, Inc.	6,513	411,491
WR Berkley Corp.	15,098	721,684
		11,126,201

Internet & Catalog Retail - 0.1%
HSN, Inc.	4,800	294,576

Internet Software & Services - 1.3%
AOL, Inc.*	11,642	523,308
Conversant, Inc.*	8,914	305,304
Equinix, Inc.*	7,872	1,672,643
Rackspace Hosting, Inc.*	17,349	564,710
		3,065,965

IT Services - 2.6%
Acxiom Corp.*	11,738	194,264
Broadridge Financial Solutions, Inc.	17,690	736,435
Convergys Corp.	15,379	274,054
CoreLogic, Inc.*	13,488	365,120
DST Systems, Inc.	4,528	379,990
Gartner, Inc.*	13,156	966,571
Global Payments, Inc.	10,195	712,427
Jack Henry & Associates, Inc.	12,206	679,386
Leidos Holdings, Inc.	9,204	315,973
NeuStar, Inc.*	8,383	208,150
Science Applications International Corp.	6,074	268,653
VeriFone Systems, Inc.*	16,638	572,014
WEX, Inc.*	5,771	636,657
		6,309,694

Leisure Products - 0.8%
Brunswick Corp.	13,809	581,911
Polaris Industries, Inc.	8,980	1,345,114
		1,927,025

Life Sciences - Tools & Services - 1.3%
Bio-Rad Laboratories, Inc.*	3,065	347,571
Charles River Laboratories International, Inc.*	6,908	412,684
Covance, Inc.*	8,366	658,404
Mettler-Toledo International, Inc.*	4,275	1,094,956
Techne Corp.	5,476	512,280
		3,025,895

Machinery - 5.0%
AGCO Corp.	12,631	574,205
CLARCOR, Inc.	7,508	473,605
Crane Co.	7,332	463,456
Donaldson Co., Inc.	19,586	795,779
Graco, Inc.	8,892	648,938
Harsco Corp.	11,959	256,042
IDEX Corp.	11,850	857,584
ITT Corp.	13,656	613,701
Kennametal, Inc.	11,700	483,327
Lincoln Electric Holdings, Inc.	11,760	813,028
Nordson Corp.	8,684	660,592
Oshkosh Corp.	12,649	558,453
SPX Corp.	6,299	591,665
Terex Corp.	16,426	521,854
The Timken Co.	11,415	483,882
Trinity Industries, Inc.	23,070	1,077,830
Valmont Industries, Inc.	3,876	522,989
Wabtec Corp.	14,253	1,155,063
Woodward, Inc.	8,626	410,770
		11,962,763

Marine - 0.4%
Kirby Corp.*	8,486	1,000,075

Media - 1.5%
AMC Networks, Inc.*	8,802	514,213
Cinemark Holdings, Inc.	15,506	527,824
DreamWorks Animation SKG, Inc.*	10,969	299,125
John Wiley & Sons, Inc.	6,943	389,572
Lamar Advertising Co.	11,844	583,317
Live Nation Entertainment, Inc.*	21,200	509,224
Meredith Corp.	5,397	230,992
New York Times Co.	19,197	215,390
Time, Inc.*	16,122	377,738
		3,647,395

Metals & Mining - 2.1%
Carpenter Technology Corp.	7,907	357,001
Cliffs Natural Resources, Inc.	22,890	237,598
Commercial Metals Co.	17,437	297,650
Compass Minerals International, Inc.	4,994	420,894
Reliance Steel & Aluminum Co.	11,573	791,593
Royal Gold, Inc.	9,676	628,359
Steel Dynamics, Inc.	35,765	808,647
TimkenSteel Corp.	5,707	265,318
United States Steel Corp.	21,600	846,072
Worthington Industries, Inc.	7,521	279,932
		4,933,064

Multiline Retail - 0.3%
Big Lots, Inc.	8,261	355,636
J.C. Penney Co., Inc.*	45,388	455,696
		811,332

Multi-Utilities - 1.2%
Alliant Energy Corp.	16,521	915,429
Black Hills Corp.	6,606	316,295
MDU Resources Group, Inc.	28,534	793,530
Vectren Corp.	12,281	490,012
		2,515,266

Oil, Gas & Consumable Fuels - 2.3%
Energen Corp.	10,839	783,009
Gulfport Energy Corp.*	12,722	679,355
HollyFrontier Corp.	29,384	1,283,493
Peabody Energy Corp.	40,171	497,317
Rosetta Resources, Inc.*	9,149	407,679
SM Energy Co.	9,986	778,908
World Fuel Services Corp.	10,719	427,903
WPX Energy, Inc.*	30,104	724,302
		5,581,966

Paper & Forest Products - 0.3%
Domtar Corp.	9,676	339,918
Louisiana-Pacific Corp.*	20,927	284,398
		624,316

Pharmaceuticals - 1.3%
Endo International plc*	22,711	1,552,070
Salix Pharmaceuticals Ltd.*	9,425	1,472,562
		3,024,632

Professional Services - 1.0%
Corporate Executive Board Co.	4,992	299,869
FTI Consulting, Inc.*	6,201	216,787
Manpowergroup, Inc.	11,858	831,246
Towers Watson & Co.	10,390	1,033,805
		2,381,707

Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	10,670	786,913
American Campus Communities, Inc.	15,623	569,458
BioMed Realty Trust, Inc.	28,668	579,094
Camden Property Trust	12,743	873,278
Corporate Office Properties Trust	12,975	333,717
Corrections Corp. of America	17,329	595,424
Duke Realty Corp.	50,485	867,332
Equity One, Inc.	11,361	245,738
Extra Space Storage, Inc.	16,403	845,903
Federal Realty Investment Trust	10,018	1,186,732
Highwoods Properties, Inc.	13,421	522,077
Home Properties, Inc.	8,508	495,506
Hospitality Properties Trust	22,300	598,755
Kilroy Realty Corp.	12,244	727,783
LaSalle Hotel Properties	15,540	532,090
Liberty Property Trust	21,995	731,554
Mack-Cali Realty Corp.	12,379	236,563
Mid-America Apartment Communities, Inc.	11,170	733,310
National Retail Properties, Inc.	18,346	634,221
Omega Healthcare Investors, Inc.	18,957	648,140
Potlatch Corp.	6,186	248,739
Rayonier, Inc.	18,833	586,460
Realty Income Corp.	32,946	1,343,867
Regency Centers Corp.	13,752	740,270
Senior Housing Properties Trust	30,339	634,692
SL Green Realty Corp.	14,148	1,433,475
Taubman Centers, Inc.	9,421	687,733
UDR, Inc.	37,443	1,020,322
Washington Prime Group, Inc.	23,132	404,347
Weingarten Realty Investors	16,737	527,216
		20,370,709

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	6,536	235,100
Jones Lang LaSalle, Inc.	6,637	838,518
		1,073,618

Road & Rail - 1.5%
Con-way, Inc.	8,511	404,273
Genesee & Wyoming, Inc.*	7,596	723,975
JB Hunt Transport Services, Inc.	13,621	1,008,635
Landstar System, Inc.	6,694	483,240
Old Dominion Freight Line, Inc.*	10,074	711,627
Werner Enterprises, Inc.	6,775	170,730
		3,502,480

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc.*	92,050	313,890
Atmel Corp.*	62,690	506,535
Cree, Inc.*	17,765	727,477
Cypress Semiconductor Corp.*	21,766	214,939
Fairchild Semiconductor International, Inc.*	17,777	276,077
Integrated Device Technology, Inc.*	22,019	351,203
International Rectifier Corp.*	10,586	415,395
Intersil Corp.	19,496	277,038
RF Micro Devices, Inc.*	43,118	497,582
Semtech Corp.*	10,019	272,016
Silicon Laboratories, Inc.*	6,013	244,368
Skyworks Solutions, Inc.	28,048	1,628,186
SunEdison, Inc.*	37,103	700,505
Teradyne, Inc.	30,558	592,520
		7,017,731

Software - 4.5%
ACI Worldwide, Inc.*	16,944	317,869
Advent Software, Inc.	6,606	208,485
ANSYS, Inc.*	13,617	1,030,398
Cadence Design Systems, Inc.*	43,114	741,992
CDK Global, Inc.*	23,598	721,863
Commvault Systems, Inc.*	6,304	317,722
Compuware Corp.	33,296	353,271
Concur Technologies, Inc.*	7,116	902,451
FactSet Research Systems, Inc.	5,790	703,659
Fair Isaac Corp.	4,794	264,149
Fortinet, Inc.*	20,399	515,381
Informatica Corp.*	16,350	559,824
Mentor Graphics Corp.	14,299	293,058
PTC, Inc.*	17,360	640,584
Rovi Corp.*	14,107	278,543
SolarWinds, Inc.*	9,707	408,179
Solera Holdings, Inc.	10,246	577,465
Synopsys, Inc.*	23,043	914,692
The Ultimate Software Group, Inc.*	4,182	591,795
TIBCO Software, Inc.*	22,780	538,291
		10,879,671

Specialty Retail - 3.9%
Aaron's, Inc.	9,524	231,624
Abercrombie & Fitch Co.	10,562	383,823
Advance Auto Parts, Inc.	10,799	1,407,110
American Eagle Outfitters, Inc.	25,890	375,923
ANN, Inc.*	6,770	278,450
Ascena Retail Group, Inc.*	19,699	261,997
Cabela's, Inc.*	7,117	419,191
Chico's FAS, Inc.	22,821	337,066
CST Brands, Inc.	11,297	406,127
Dick's Sporting Goods, Inc.	14,794	649,161
Foot Locker, Inc.	21,414	1,191,689
Guess?, Inc.	9,458	207,792
Murphy USA, Inc.*	6,361	337,515
Office Depot, Inc.*	71,600	368,024
Rent-A-Center, Inc.	8,054	244,439
Signet Jewelers Ltd.	11,869	1,351,998
Williams-Sonoma, Inc.	13,036	867,806
		9,319,735

Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp.*	15,224	705,937
Diebold, Inc.	9,561	337,695
Lexmark International, Inc.	9,215	391,637
NCR Corp.*	25,004	835,384
		2,270,653

Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	7,865	609,695
Deckers Outdoor Corp.*	5,156	501,060
Hanesbrands, Inc.	14,744	1,584,095
Kate Spade & Co.*	18,831	493,937
		3,188,787

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	13,259	164,279
New York Community Bancorp, Inc.	65,921	1,046,166
Washington Federal, Inc.	15,090	307,233
		1,517,678

Tobacco - 0.1%
Universal Corp.	3,591	159,404

Trading Companies & Distributors - 0.8%
GATX Corp.	6,630	386,993
MSC Industrial Direct Co., Inc.	7,574	647,274
NOW, Inc.*	15,977	485,861
Watsco, Inc.	4,035	347,736
		1,867,864

Water Utilities - 0.3%
Aqua America, Inc.	26,368	620,439

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	14,645	350,894

Total Equity Securities (Cost $160,092,495)		228,291,606

EXCHANGE TRADED PRODUCTS - 1.6%
SPDR S&P MidCap 400 ETF Trust	15,200	3,789,664

Total Exchange Traded Products (Cost $3,909,765)		3,789,664

TIME DEPOSIT - 3.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$7,397,958	7,397,958

Total Time Deposit (Cost $7,397,958)		7,397,958

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.045%, 12/18/14^	500,000	499,951

Total U.S. Treasury Obligations (Cost $499,951)		499,951

TOTAL INVESTMENTS (Cost $171,900,169) - 100.2%		239,979,179
Other assets and liabilities, net - (0.2%)		(431,115)
NET ASSETS - 100%		$239,548,064

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	55	12/14	$7,509,700	($313,525)

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 91.0%	SHARES	VALUE
Aerospace & Defense - 1.6%
AAR Corp.	3,414	$82,448
Aerovironment, Inc.*	1,707	51,329
American Science & Engineering, Inc.	703	38,932
Astronics Corp.:
Class A*	1,663	79,292
Class B*	1	28
Cubic Corp.	1,711	80,075
Curtiss-Wright Corp.	4,318	284,643
DigitalGlobe, Inc.*	6,761	192,688
Ducommun, Inc.*	914	25,053
Engility Holdings, Inc.*	1,480	46,132
Erickson, Inc.*	325	4,222
Esterline Technologies Corp.*	2,851	317,231
GenCorp, Inc.*	5,118	81,734
HEICO Corp.	5,959	278,285
Kratos Defense & Security Solutions, Inc.*	3,789	24,856
LMI Aerospace, Inc.*	916	11,725
Moog, Inc.*	3,987	272,711
National Presto Industries, Inc.	420	25,498
Orbital Sciences Corp.*	5,427	150,871
SIFCO Industries, Inc.	227	6,833
Sparton Corp.*	882	21,741
Taser International, Inc.*	4,416	68,183
Teledyne Technologies, Inc.*	3,363	316,156
The Keyw Holding Corp.*	2,749	30,431
		2,491,097

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	4,743	34,529
Atlas Air Worldwide Holdings, Inc.*	2,227	73,536
Echo Global Logistics, Inc.*	2,105	49,573
Forward Air Corp.	2,796	125,345
HUB Group, Inc.*	3,295	133,546
Park-Ohio Holdings Corp.	726	34,746
UTi Worldwide, Inc.*	7,825	83,180
XPO Logistics, Inc.*	4,518	170,193
		704,648

Airlines - 0.3%
Allegiant Travel Co.	1,237	152,967
Hawaiian Holdings, Inc.*	3,968	53,370
JetBlue Airways Corp.*	21,984	233,470
Republic Airways Holdings, Inc.*	4,602	51,128
Skywest, Inc.	4,346	33,812
		524,747

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	6,004	100,687
Cooper Tire & Rubber Co.	5,688	163,246
Cooper-Standard Holding, Inc.*	1,226	76,502
Dana Holding Corp.	14,047	269,281
Dorman Products, Inc.*	2,481	99,389
Drew Industries, Inc.	1,976	83,367
Federal-Mogul Holdings Corp.*	2,583	38,409
Fox Factory Holding Corp.*	848	13,144
Fuel Systems Solutions, Inc.*	1,211	10,790
Gentherm, Inc.*	3,161	133,489
Modine Manufacturing Co.*	4,047	48,038
Motorcar Parts of America, Inc.*	1,352	36,788
Remy International, Inc.	1,208	24,800
Shiloh Industries, Inc.*	483	8,216
Spartan Motors, Inc.	3,414	15,943
Standard Motor Products, Inc.	1,820	62,663
Stoneridge, Inc.*	2,174	24,501
Strattec Security Corp.	311	25,300
Superior Industries International, Inc.	2,023	35,463
Tenneco, Inc.*	5,455	285,351
Tower International, Inc.*	1,846	46,501
		1,601,868

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	55,405

Banks - 6.9%
1st Source Corp.	1,417	40,356
1st United Bancorp, Inc.	2,033	17,321
American National Bankshares, Inc.	705	16,039
Ameris Bancorp	2,059	45,195
Ames National Corp.	756	16,897
Arrow Financial Corp.	984	24,676
Banc of California, Inc.	2,665	30,994
Bancfirst Corp.	651	40,727
Banco Latinoamericano de Exportaciones SA	2,624	80,504
BancorpSouth, Inc.	8,605	173,305
Bank of Marin Bancorp	545	25,010
Bank of the Ozarks, Inc.	7,138	224,990
Banner Corp.	1,639	63,052
BBCN Bancorp, Inc.	6,810	99,358
BNC Bancorp	1,580	24,743
Boston Private Financial Holdings, Inc.	7,038	87,201
Bridge Bancorp, Inc.	963	22,775
Bridge Capital Holdings*	752	17,100
Bryn Mawr Bank Corp.	1,004	28,443
Camden National Corp.	710	24,850
Capital Bank Financial Corp.*	2,138	51,055
Capital City Bank Group, Inc.	1,232	16,681
Cardinal Financial Corp.	2,513	42,897
Cascade Bancorp*	3,096	15,635
Cathay General Bancorp	7,135	177,162
Center Bancorp, Inc.	1,968	37,490
Centerstate Banks of Florida, Inc.	2,552	26,413
Central Pacific Financial Corp.	1,534	27,505
Century Bancorp, Inc.	277	9,590
Chemical Financial Corp.	2,885	77,578
Citizens & Northern Corp.	1,125	21,375
City Holding Co.	1,381	58,182
CNB Financial Corp.	1,282	20,127
CoBiz Financial, Inc.	2,995	33,484
Columbia Banking System, Inc.	4,522	112,191
Community Bank System, Inc.	3,552	119,312
Community Trust Bancorp, Inc.	1,316	44,257
CommunityOne Bancorp*	901	7,947
CU Bancorp*	810	15,228
Customers Bancorp, Inc.*	1,894	34,016
CVB Financial Corp.	9,048	129,839
Eagle Bancorp, Inc.*	1,876	59,694
Enterprise Bancorp, Inc.	478	9,006
Enterprise Financial Services Corp.	1,698	28,391
Fidelity Southern Corp.	1,097	15,029
Financial Institutions, Inc.	1,134	25,492
First BanCorp*	9,341	44,370
First Bancorp (North Carolina)	1,553	24,879
First Bancorp, Inc. (Maine)	691	11,519
First Busey Corp.	6,352	35,381
First Business Financial Services, Inc.	354	15,541
First Citizens BancShares, Inc.	678	146,875
First Commonwealth Financial Corp.	8,442	70,828
First Community Bancshares, Inc.	1,464	20,921
First Connecticut Bancorp, Inc.	1,473	21,358
First Financial Bancorp	5,061	80,116
First Financial Bankshares, Inc.	5,739	159,487
First Financial Corp.	966	29,898
First Interstate Bancsystem, Inc.	1,462	38,845
First Merchants Corp.	3,106	62,772
First Midwest Bancorp, Inc.	6,478	104,231
First NBC Bank Holding Co.*	1,338	43,819
First of Long Island Corp.	601	20,704
FirstMerit Corp.	14,817	260,779
Flushing Financial Corp.	2,726	49,804
FNB Corp.	15,337	183,891
German American Bancorp, Inc.	1,152	29,733
Glacier Bancorp, Inc.	6,673	172,564
Great Southern Bancorp, Inc.	940	28,520
Guaranty Bancorp	1,371	18,522
Hampton Roads Bankshares, Inc.*	2,909	4,451
Hancock Holding Co.	7,373	236,305
Hanmi Financial Corp.	2,835	57,154
Heartland Financial USA, Inc.	1,357	32,405
Heritage Commerce Corp.	1,714	14,072
Heritage Financial Corp.	2,813	44,558
Heritage Oaks Bancorp	1,809	12,663
Home Bancshares, Inc.	4,851	142,668
HomeTrust Bancshares, Inc.*	1,850	27,027
Horizon Bancorp	750	17,280
Hudson Valley Holding Corp.	1,336	24,248
IBERIABANK Corp.	2,816	176,028
Independent Bank Corp.:
Massachusetts	2,053	73,333
Michigan	2,054	24,484
Independent Bank Group, Inc.	819	38,862
International Bancshares Corp.	4,652	114,742
Investors Bancorp, Inc.	32,098	325,153
Lakeland Bancorp, Inc.	3,213	31,359
Lakeland Financial Corp.	1,410	52,875
Macatawa Bank Corp.	2,047	9,826
MainSource Financial Group, Inc.	1,757	30,308
MB Financial, Inc.	5,883	162,841
Mercantile Bank Corp.	1,508	28,727
Merchants Bancshares, Inc.	377	10,628
Metro Bancorp, Inc.*	1,253	30,385
Midsouth Bancorp, Inc.	777	14,530
MidWestOne Financial Group, Inc.	611	14,059
National Bank Holdings Corp.	4,004	76,556
National Bankshares, Inc.	719	19,959
National Penn Bancshares, Inc.	10,092	97,993
NBT Bancorp, Inc.	3,777	85,058
NewBridge Bancorp*	2,178	16,531
Northrim BanCorp, Inc.	582	15,382
OFG Bancorp	4,052	60,699
Old Line Bancshares, Inc.	751	11,625
Old National Bancorp	10,137	131,477
OmniAmerican Bancorp, Inc.	1,008	26,198
Opus Bank*	459	14,059
Pacific Continental Corp.	1,543	19,828
Pacific Premier Bancorp, Inc.*	1,331	18,701
Palmetto Bancshares, Inc.	384	5,430
Park National Corp.	1,147	86,507
Park Sterling Corp.	3,952	26,202
Peapack Gladstone Financial Corp.	799	13,982
Penns Woods Bancorp, Inc.	415	17,534
Peoples Bancorp, Inc.	1,091	25,911
Peoples Financial Services Corp.	676	31,089
Pinnacle Financial Partners, Inc.	3,094	111,693
Preferred Bank*	1,057	23,804
PrivateBancorp, Inc.	6,390	191,125
Prosperity Bancshares, Inc.	6,249	357,255
Renasant Corp.	2,662	72,007
Republic Bancorp, Inc.	907	21,487
Republic First Bancorp, Inc.*	2,772	10,783
S&T Bancorp, Inc.	2,603	61,066
Sandy Spring Bancorp, Inc.	2,099	48,046
Seacoast Banking Corp of Florida*	1,191	13,018
ServisFirst Bancshares, Inc.	168	4,838
Sierra Bancorp	987	16,542
Simmons First National Corp.	1,504	57,934
South State Corp.	2,162	120,899
Southside Bancshares, Inc.	1,678	55,793
Southwest Bancorp, Inc.	1,698	27,847
Square 1 Financial, Inc.*	536	10,307
State Bank Financial Corp.	2,598	42,192
Sterling Bancorp/DE	6,924	88,558
Stock Yards Bancorp, Inc.	1,229	36,993
Stonegate Bank	892	22,969
Suffolk Bancorp	896	17,391
Sun Bancorp, Inc.*	618	11,192
Susquehanna Bancshares, Inc.	16,813	168,130
Talmer Bancorp, Inc.	1,544	21,354
Texas Capital Bancshares, Inc.*	3,859	222,587
The Bancorp, Inc.*	3,234	27,780
The Bank of Kentucky Financial Corp.	473	21,867
Tompkins Financial Corp.	1,247	54,968
TowneBank	2,647	35,946
TriCo Bancshares	1,295	29,293
Tristate Capital Holdings, Inc.*	1,979	17,950
Trustmark Corp.	6,043	139,201
UMB Financial Corp.	3,381	184,434
Umpqua Holdings Corp.	14,929	245,881
Union Bankshares Corp.	4,172	96,373
United Bankshares, Inc.	6,098	188,611
United Community Banks, Inc.	4,482	73,774
Univest Corp. of Pennsylvania	1,440	27,000
Valley National Bancorp	17,964	174,071
ViewPoint Financial Group, Inc.	3,445	82,473
Washington Trust Bancorp, Inc.	1,232	40,644
Webster Financial Corp.	8,093	235,830
WesBanco, Inc.	2,265	69,286
West Bancorporation, Inc.	1,387	19,598
Westamerica Bancorporation	2,357	109,648
Western Alliance Bancorp*	6,761	161,588
Wilshire Bancorp, Inc.	5,565	51,365
Wintrust Financial Corp.	4,233	189,088
Yadkin Financial Corp.*	1,832	33,269
		10,691,909

Beverages - 0.1%
Coca Cola Bottling Co. Consolidated	436	32,538
Craft Brew Alliance, Inc.*	855	12,312
National Beverage Corp.*	1,154	22,503
The Boston Beer Company, Inc.*	747	165,655
		233,008

Biotechnology - 4.4%
ACADIA Pharmaceuticals, Inc.*	7,060	174,806
Acceleron Pharma, Inc.*	1,474	44,574
Achillion Pharmaceuticals, Inc.*	8,327	83,103
Acorda Therapeutics, Inc.*	3,732	126,440
Actinium Pharmaceuticals, Inc.*	1,775	11,891
Adamas Pharmaceuticals, Inc.*	262	4,878
Aegerion Pharmaceuticals, Inc.*	2,831	94,499
Agenus, Inc.*	5,577	17,344
Agios Pharmaceuticals, Inc.*	1,216	74,602
Akebia Therapeutics, Inc.*	702	15,535
Alder Biopharmaceuticals, Inc.*	717	9,092
AMAG Pharmaceuticals, Inc.*	1,838	58,651
Anacor Pharmaceuticals, Inc.*	2,952	72,235
Applied Genetic Technologies Corp.*	435	8,095
Arena Pharmaceuticals, Inc.*	19,683	82,472
Ariad Pharmaceuticals, Inc.*	14,771	79,763
Array Biopharma, Inc.*	10,324	36,857
Arrowhead Research Corp.*	4,648	68,651
Auspex Pharmaceuticals, Inc.*	694	17,815
BioCryst Pharmaceuticals, Inc.*	6,279	61,409
BioSpecifics Technologies Corp.*	326	11,508
Biotime, Inc.*	3,184	9,998
Bluebird Bio, Inc.*	1,928	69,177
Cara Therapeutics, Inc.*	464	3,893
Celldex Therapeutics, Inc.*	7,854	101,788
Cellular Dynamics International, Inc.*	871	6,123
Cepheid*	6,248	275,099
Chelsea Therapeutics International (b)*	5,785	686
ChemoCentryx, Inc.*	2,120	9,540
Chimerix, Inc.*	2,416	66,730
Clovis Oncology, Inc.*	2,211	100,291
CTI BioPharma Corp.*	12,809	30,998
Cytokinetics, Inc.*	2,136	7,519
Cytori Therapeutics, Inc.*	4,706	3,181
CytRx Corp.*	4,998	12,695
Dendreon Corp.*	13,865	19,966
Dicerna Pharmaceuticals, Inc.*	300	3,819
Durata Therapeutics, Inc.*	1,392	17,651
Dyax Corp.*	11,613	117,524
Dynavax Technologies Corp.*	23,389	33,446
Eleven Biotherapeutics, Inc.*	400	4,456
Emergent Biosolutions, Inc.*	2,331	49,674
Enanta Pharmaceuticals, Inc.*	926	36,642
Epizyme, Inc.*	1,148	31,122
Esperion Therapeutics, Inc.*	393	9,613
Exact Sciences Corp.*	7,495	145,253
Exelixis, Inc.*	16,302	24,942
Five Prime Therapeutics, Inc.*	1,545	18,123
Flexion Therapeutics, Inc.*	390	7,121
Foundation Medicine, Inc.*	1,251	23,719
Galectin Therapeutics, Inc.*	1,614	8,118
Galena Biopharma, Inc.*	8,878	18,289
Genocea Biosciences, Inc.*	340	3,077
Genomic Health, Inc.*	1,445	40,908
Geron Corp.*	13,372	26,744
Halozyme Therapeutics, Inc.*	9,266	84,321
Heron Therapeutics, Inc.*	1,741	14,503
Hyperion Therapeutics, Inc.*	1,220	30,768
Idera Pharmaceuticals, Inc.*	5,395	12,355
Immunogen, Inc.*	7,409	78,461
Immunomedics, Inc.*	6,814	25,348
Infinity Pharmaceuticals, Inc.*	4,129	55,411
Inovio Pharmaceuticals, Inc.*	5,391	53,101
Insmed, Inc.*	4,374	57,081
Insys Therapeutics, Inc.*	880	34,126
Intrexon Corp.*	3,194	59,344
Ironwood Pharmaceuticals, Inc.*	10,708	138,722
Isis Pharmaceuticals, Inc.*	10,536	409,113
Karyopharm Therapeutics, Inc.*	1,110	38,783
Keryx Biopharmaceuticals, Inc.*	7,720	106,150
Kindred Biosciences, Inc.*	744	6,882
KYTHERA Biopharmaceuticals, Inc.*	1,559	51,073
Lexicon Pharmaceuticals, Inc.*	17,874	25,202
Ligand Pharmaceuticals, Inc., Class B*	1,857	87,260
MacroGenics, Inc.*	1,790	37,411
MannKind Corp.*	20,435	120,771
Merrimack Pharmaceuticals, Inc.*	7,836	68,800
MiMedx Group, Inc.*	8,019	57,175
Mirati Therapeutics, Inc.*	643	11,259
Momenta Pharmaceuticals, Inc.*	4,217	47,821
NanoViricides, Inc.*	3,592	10,776
Navidea Biopharmaceuticals, Inc.*	10,313	13,613
NeoStem, Inc.*	2,121	11,729
Neuralstem, Inc.*	6,160	20,205
Neurocrine Biosciences, Inc.*	6,510	102,012
NewLink Genetics Corp.*	1,774	37,999
Northwest Biotherapeutics, Inc.*	3,184	16,015
Novavax, Inc.*	20,953	87,374
NPS Pharmaceuticals, Inc.*	9,528	247,728
Ohr Pharmaceutical, Inc.*	1,885	13,666
OncoMed Pharmaceuticals, Inc.*	1,132	21,429
Oncothyreon, Inc.*	6,340	12,173
Ophthotech Corp.*	1,243	48,390
Opko Health, Inc.*	17,658	150,270
Orexigen Therapeutics, Inc.*	9,627	41,011
Organovo Holdings, Inc.*	5,600	35,672
Osiris Therapeutics, Inc.*	1,445	18,193
OvaScience, Inc.*	1,363	22,626
PDL BioPharma, Inc.	14,391	107,501
Peregrine Pharmaceuticals, Inc.*	11,824	16,081
Portola Pharmaceuticals, Inc.*	3,305	83,550
Progenics Pharmaceuticals, Inc.*	5,151	26,734
Prothena Corp. plc*	2,363	52,364
PTC Therapeutics, Inc.*	1,990	87,580
Puma Biotechnology, Inc.*	2,080	496,226
Raptor Pharmaceutical Corp.*	4,911	47,096
Receptos, Inc.*	1,629	101,177
Regado Biosciences, Inc.*	1,384	1,564
Regulus Therapeutics, Inc.*	1,151	7,861
Repligen Corp.*	2,777	55,290
Retrophin, Inc.*	1,639	14,784
Rigel Pharmaceuticals, Inc.*	7,590	14,725
Sangamo Biosciences, Inc.*	5,756	62,078
Sarepta Therapeutics, Inc.*	3,645	76,909
Spectrum Pharmaceuticals, Inc.*	5,050	41,107
Stemline Therapeutics, Inc.*	789	9,831
Sunesis Pharmaceuticals, Inc.*	4,433	31,652
Synageva BioPharma Corp.*	1,917	131,851
Synergy Pharmaceuticals, Inc.*	6,947	19,347
Synta Pharmaceuticals Corp.*	5,731	17,250
TESARO, Inc.*	1,727	46,491
TG Therapeutics, Inc.*	2,104	22,450
Threshold Pharmaceuticals, Inc.*	4,048	14,613
Ultragenyx Pharmaceutical, Inc.*	571	32,319
Vanda Pharmaceuticals, Inc.*	2,587	26,853
Verastem, Inc.*	1,244	10,599
Versartis, Inc.*	621	11,793
Vital Therapies, Inc.*	464	9,470
Xencor, Inc.*	1,263	11,759
XOMA Corp.*	6,130	25,807
ZIOPHARM Oncology, Inc.*	5,687	15,014
		6,843,993

Building Products - 0.7%
AAON, Inc.	3,552	60,419
American Woodmark Corp.*	938	34,575
Apogee Enterprises, Inc.	2,456	97,749
Builders FirstSource, Inc.*	3,852	20,993
Continental Building Products, Inc.*	1,167	17,038
Gibraltar Industries, Inc.*	2,647	36,237
Griffon Corp.	3,918	44,626
Insteel Industries, Inc.	1,631	33,533
Masonite International Corp.*	2,637	146,037
NCI Building Systems, Inc.*	2,515	48,791
Norcraft Cos, Inc.*	648	10,336
Nortek, Inc.*	776	57,812
Patrick Industries, Inc.*	575	24,357
PGT, Inc.*	4,233	39,452
Ply Gem Holdings, Inc.*	1,362	14,764
Quanex Building Products Corp.	3,310	59,878
Simpson Manufacturing Co., Inc.	3,602	104,998
Trex Co., Inc.*	3,010	104,056
Universal Forest Products, Inc.	1,697	72,479
		1,028,130

Capital Markets - 1.4%
Actua Corp.*	3,688	59,082
Arlington Asset Investment Corp.	1,712	43,502
BGC Partners, Inc.	15,614	116,012
Calamos Asset Management, Inc.	1,559	17,570
CIFC Corp.	974	8,815
Cohen & Steers, Inc.	1,662	63,887
CorEnergy Infrastructure Trust, Inc.	2,835	21,206
Cowen Group, Inc.*	10,340	38,775
Diamond Hill Investment Group, Inc.	250	30,763
Evercore Partners, Inc.	2,964	139,308
FBR & Co.*	825	22,704
Financial Engines, Inc.	4,610	157,731
FXCM, Inc.	3,604	57,123
GAMCO Investors, Inc.	520	36,785
GFI Group, Inc.	5,807	31,416
Greenhill & Co., Inc.	2,533	117,759
HFF, Inc.	2,937	85,026
Intl. FCStone, Inc.*	1,181	20,455
Investment Technology Group, Inc.*	3,390	53,426
Janus Capital Group, Inc.	13,397	194,792
KCG Holdings, Inc.*	4,029	40,814
Ladenburg Thalmann Financial Services, Inc.*	8,462	35,879
Manning & Napier, Inc.	1,043	17,512
Marcus & Millichap, Inc.*	608	18,398
Moelis & Co.	661	22,573
Oppenheimer Holdings, Inc.	932	18,873
Piper Jaffray Co.'s*	1,472	76,897
Pzena Investment Management, Inc.	491	4,689
RCS Capital Corp.	825	18,579
Safeguard Scientifics, Inc.*	1,902	34,997
Silvercrest Asset Management Group, Inc.	474	6,456
Stifel Financial Corp.*	5,867	275,104
SWS Group, Inc.*	2,652	18,272
Virtus Investment Partners, Inc.	634	110,126
Walter Investment Management Corp.*	3,180	69,801
Westwood Holdings Group, Inc.	603	34,184
WisdomTree Investments, Inc.*	9,645	109,760
		2,229,051

Chemicals - 2.1%
Advanced Emissions Solutions, Inc.*	1,894	40,285
American Vanguard Corp.	2,506	28,067
Axiall Corp.	6,266	224,385
Balchem Corp.	2,726	154,210
Calgon Carbon Corp.*	4,914	95,233
Chase Corp.	526	16,369
Chemtura Corp.*	8,003	186,710
Ferro Corp.*	6,247	90,519
Flotek Industries, Inc.*	4,705	122,659
FutureFuel Corp.	1,874	22,282
H.B. Fuller Co.	4,489	178,213
Hawkins, Inc.	759	27,294
Innophos Holdings, Inc.	1,962	108,087
Innospec, Inc.	2,080	74,672
Intrepid Potash, Inc.*	4,719	72,909
KMG Chemicals, Inc.	568	9,247
Koppers Holdings, Inc.	1,798	59,622
Kraton Performance Polymers, Inc.*	2,903	51,702
Kronos Worldwide, Inc.	1,877	25,865
Landec Corp.*	2,282	27,955
LSB Industries, Inc.*	1,588	56,707
Marrone Bio Innovations, Inc.*	470	1,250
Minerals Technologies, Inc.	3,090	190,684
Olin Corp.	7,080	178,770
OM Group, Inc.	2,757	71,544
Omnova Solutions, Inc.*	3,910	20,997
PolyOne Corp.	8,434	300,082
Quaker Chemical Corp.	1,185	84,953
Rentech, Inc.*	20,009	34,215
Schulman A, Inc.	2,537	91,738
Senomyx, Inc.*	3,810	31,242
Sensient Technologies Corp.	4,432	232,015
Stepan Co.	1,626	72,162
Taminco Corp.*	2,555	66,687
Trecora Resources*	1,798	22,259
Tredegar Corp.	2,145	39,489
Tronox Ltd.	5,507	143,457
Zep, Inc.	1,900	26,638
		3,281,174

Commercial Banks - 0.0%
National Penn Bancshares, Inc., Fractional Shares (b)*	25,000	—

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	4,838	124,288
ACCO Brands Corp.*	10,173	70,194
ARC Document Solutions, Inc.*	3,218	26,066
Brady Corp.	4,299	96,470
Casella Waste Systems, Inc.*	3,332	12,828
Ceco Environmental Corp.	1,551	20,783
Cenveo, Inc.*	4,813	11,888
Civeo Corp.	8,414	97,687
Deluxe Corp.	4,485	247,393
Ennis, Inc.	2,271	29,909
G&K Services, Inc.	1,722	95,364
Healthcare Services Group, Inc.	6,297	180,157
Heritage-Crystal Clean, Inc.*	692	10,283
Herman Miller, Inc.	5,308	158,444
HNI Corp.	4,041	145,436
Innerworkings, Inc.*	3,823	30,928
Interface, Inc.	5,956	96,130
Kimball International, Inc., Class B	2,797	42,095
Knoll, Inc.	4,116	71,248
Matthews International Corp.	2,671	117,230
Mcgrath RentCorp	2,318	79,276
Mobile Mini, Inc.	4,186	146,384
MSA Safety, Inc.	2,646	130,712
Multi-Color Corp.	1,079	49,073
NL Industries, Inc.	532	3,915
Performant Financial Corp.*	1,926	15,562
Quad/Graphics, Inc.	2,476	47,663
Quest Resource Holding Corp.*	1,141	1,963
SP Plus Corp.*	1,439	27,283
Steelcase, Inc.	7,407	119,919
Team, Inc.*	1,759	66,684
Tetra Tech, Inc.	5,821	145,409
The Brink's Co.	4,255	102,290
Unifirst Corp.	1,290	124,601
United Stationers, Inc.	3,611	135,665
US Ecology, Inc.	1,896	88,657
Viad Corp.	1,798	37,129
West Corp.	3,450	101,637
		3,108,643

Communications Equipment - 1.5%
Adtran, Inc.	5,252	107,824
Alliance Fiber Optic Products, Inc.	992	12,331
Applied Optoelectronics, Inc.*	1,325	21,332
Aruba Networks, Inc.*	9,568	206,477
Bel Fuse, Inc., Class B	968	23,948
Black Box Corp.	1,535	35,796
CalAmp Corp.*	3,105	54,710
Calix, Inc.*	3,092	29,590
Ciena Corp.*	9,411	157,352
Clearfield, Inc.*	1,022	13,010
Comtech Telecommunications Corp.	1,501	55,762
Digi International, Inc.*	2,313	17,348
Emulex Corp.*	7,599	37,539
Extreme Networks, Inc.*	8,019	38,411
Finisar Corp.*	8,671	144,199
Harmonic, Inc.*	8,805	55,824
Infinera Corp.*	10,976	117,114
InterDigital, Inc.	3,641	144,985
Ixia*	5,569	50,901
KVH Industries, Inc.*	1,491	16,878
Netgear, Inc.*	3,160	98,750
Numerex Corp.*	1,206	12,639
Oclaro, Inc.*	8,388	11,995
Oplink Communications, Inc.	1,692	28,459
Parkervision, Inc.*	6,832	7,788
Plantronics, Inc.	3,813	182,185
Polycom, Inc.*	12,379	152,076
Procera Networks, Inc.*	1,625	15,568
Ruckus Wireless, Inc.*	5,810	77,622
ShoreTel, Inc.*	5,065	33,682
Sonus Networks, Inc.*	22,024	75,322
Tessco Technologies, Inc.	485	14,060
Ubiquiti Networks, Inc.*	2,663	99,942
Viasat, Inc.*	3,707	204,330
		2,355,749

Construction & Engineering - 0.7%
Aegion Corp.*	3,435	76,429
Ameresco, Inc.*	1,452	9,946
Argan, Inc.	1,205	40,223
Comfort Systems USA, Inc.	3,332	45,149
Dycom Industries, Inc.*	2,851	87,554
EMCOR Group, Inc.	6,029	240,919
Furmanite Corp.*	3,036	20,523
Granite Construction, Inc.	3,480	110,699
Great Lakes Dredge & Dock Corp.*	5,123	31,660
Layne Christensen Co.*	1,710	16,604
MasTec, Inc.*	5,558	170,186
MYR Group, Inc.*	1,740	41,899
Northwest Pipe Co.*	929	31,679
Orion Marine Group, Inc.*	2,350	23,453
Pike Corp.*	2,237	26,598
Primoris Services Corp.	3,403	91,337
Sterling Construction Co., Inc.*	1,494	11,459
Tutor Perini Corp.*	3,216	84,902
		1,161,219

Construction Materials - 0.1%
Headwaters, Inc.*	6,432	80,657
United States Lime & Minerals, Inc.	156	9,068
US Concrete, Inc.*	1,160	30,323
		120,048

Consumer Finance - 0.6%
Cash America International, Inc.	2,461	107,792
Consumer Portfolio Services, Inc.*	1,464	9,384
Credit Acceptance Corp.*	613	77,281
Encore Capital Group, Inc.*	2,162	95,798
Ezcorp, Inc.*	4,319	42,801
First Cash Financial Services, Inc.*	2,594	145,212
Green Dot Corp.*	2,789	58,959
JG Wentworth Co.*	860	10,655
Nelnet, Inc.	1,973	85,017
Nicholas Financial, Inc.*	799	9,260
Portfolio Recovery Associates, Inc.*	4,486	234,304
Regional Management Corp.*	935	16,783
Springleaf Holdings, Inc.*	2,135	68,171
World Acceptance Corp.*	697	47,049
		1,008,466

Containers & Packaging - 0.4%
AEP Industries, Inc.*	367	13,898
Berry Plastics Group, Inc.*	8,058	203,384
Graphic Packaging Holding Co.*	29,297	364,162
Myers Industries, Inc.	2,431	42,883
UFP Technologies, Inc.*	495	10,880
		635,207

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,064	109,475
Pool Corp.	4,043	217,998
VOXX International Corp.*	1,390	12,927
Weyco Group, Inc.	562	14,112
		354,512

Diversified Consumer Services - 0.9%
2U, Inc.*	919	14,327
American Public Education, Inc.*	1,623	43,805
Ascent Capital Group, Inc.*	1,251	75,310
Bridgepoint Education, Inc.*	1,306	14,575
Bright Horizons Family Solutions, Inc.*	2,750	115,665
Capella Education Co.	953	59,658
Career Education Corp.*	4,661	23,678
Carriage Services, Inc.	1,428	24,747
Chegg, Inc.*	6,601	41,190
Collectors Universe, Inc.	618	13,596
Education Management Corp.*	2,400	2,616
Grand Canyon Education, Inc.*	4,180	170,419
Houghton Mifflin Harcourt Co.*	9,768	189,890
ITT Educational Services, Inc.*	2,015	8,644
K12, Inc.*	3,081	49,173
Liberty Tax, Inc.*	395	12,759
LifeLock, Inc.*	7,212	103,059
Regis Corp.	4,098	65,404
Sotheby's	5,460	195,031
Steiner Leisure Ltd.*	1,287	48,378
Strayer Education, Inc.*	932	55,808
Universal Technical Institute, Inc.	1,842	17,223
Weight Watchers International, Inc.*	2,481	68,079
		1,413,034

Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	2,074	13,211
MarketAxess Holdings, Inc.	3,380	209,087
Marlin Business Services Corp.	795	14,564
NewStar Financial, Inc.*	2,242	25,200
PHH Corp.*	5,100	114,036
Pico Holdings, Inc.*	1,974	39,381
Resource America, Inc.	1,082	10,074
Tiptree Financial, Inc.*	702	5,799
		431,352

Diversified Telecommunication Services - 0.6%
8x8, Inc.*	7,711	51,509
Atlantic Tele-Network, Inc.	816	43,982
Cincinnati Bell, Inc.*	17,650	59,481
Cogent Communications Holdings, Inc.	4,216	141,700
Consolidated Communications Holdings, Inc.	3,570	89,429
Enventis Corp.	1,098	19,962
Fairpoint Communications, Inc.*	1,772	26,881
General Communication, Inc.*	2,713	29,599
Globalstar, Inc.*	24,602	90,043
Hawaiian Telcom Holdco, Inc.*	922	23,686
IDT Corp., Class B	1,313	21,087
inContact, Inc.*	4,602	40,014
Inteliquent, Inc.	2,529	31,486
Intelsat SA*	2,452	42,027
Iridium Communications, Inc.*	7,224	63,932
Lumos Networks Corp.	1,286	20,898
magicJack VocalTec Ltd.*	1,359	13,386
ORBCOMM, Inc.*	2,846	16,364
Premiere Global Services, Inc.*	4,149	49,664
Vonage Holdings Corp.*	14,328	46,996
		922,126

Electric Utilities - 1.2%
Allete, Inc.	3,748	166,374
Cleco Corp.	5,409	260,443
El Paso Electric Co.	3,612	132,019
IDACORP, Inc.	4,508	241,674
MGE Energy, Inc.	3,033	113,010
NRG Yield, Inc.	2,102	98,899
Otter Tail Corp.	3,144	83,850
PNM Resources, Inc.	7,138	177,808
Portland General Electric Co.	7,006	225,033
The Empire District Electric Co.	3,796	91,673
UIL Holdings Corp.	5,066	179,336
Unitil Corp.	1,238	38,489
		1,808,608

Electrical Equipment - 0.9%
AZZ, Inc.	2,174	90,808
Capstone Turbine Corp.*	26,878	28,759
Encore Wire Corp.	1,782	66,094
EnerSys	4,204	246,523
Enphase Energy, Inc.*	1,376	20,626
Franklin Electric Co., Inc.	4,275	148,515
FuelCell Energy, Inc.*	17,091	35,720
Generac Holdings, Inc.*	6,168	250,051
General Cable Corp.	4,306	64,934
Global Power Equipment Group, Inc.	1,548	23,065
GrafTech International Ltd.*	10,077	46,153
LSI Industries, Inc.	1,507	9,148
Plug Power, Inc.*	14,972	68,721
Polypore International, Inc.*	4,039	157,158
Powell Industries, Inc.	811	33,137
Power Solutions International, Inc.*	402	27,738
PowerSecure International, Inc.*	1,635	15,663
Preformed Line Products Co.	222	11,713
Revolution Lighting Technologies, Inc.*	2,558	4,297
Thermon Group Holdings, Inc.*	2,669	65,177
Vicor Corp.*	1,707	16,046
		1,430,046

Electronic Equipment & Instruments - 2.5%
Agilysys, Inc.*	1,316	15,437
Anixter International, Inc.	2,434	206,501
Badger Meter, Inc.	1,311	66,140
Belden, Inc.	3,907	250,126
Benchmark Electronics, Inc.*	4,688	104,121
Checkpoint Systems, Inc.*	3,461	42,328
Cognex Corp.*	7,782	313,381
Coherent, Inc.*	2,234	137,101
Control4 Corp.*	1,024	13,240
CTS Corp.	2,987	47,463
CUI Global, Inc.*	1,848	13,380
Daktronics, Inc.	2,960	36,378
DTS, Inc.*	1,575	39,769
Electro Rent Corp.	1,712	23,574
Electro Scientific Industries, Inc.	1,856	12,602
Fabrinet*	3,146	45,932
FARO Technologies, Inc.*	1,524	77,343
FEI Co.	3,740	282,071
GSI Group, Inc.*	2,626	30,173
II-VI, Inc.*	4,403	51,823
Insight Enterprises, Inc.*	3,744	84,727
InvenSense, Inc.*	6,369	125,660
Itron, Inc.*	3,524	138,529
Kemet Corp.*	3,628	14,947
Littelfuse, Inc.	2,017	171,808
Maxwell Technologies, Inc.*	2,297	20,030
Measurement Specialties, Inc.*	1,431	122,508
Mercury Systems, Inc.*	2,519	27,734
Mesa Laboratories, Inc.	233	13,463
Methode Electronics, Inc.	3,257	120,086
MTS Systems Corp.	1,363	93,038
Multi-Fineline Electronix, Inc.*	789	7,377
Newport Corp.*	3,209	56,864
OSI Systems, Inc.*	1,719	109,122
Park Electrochemical Corp.	1,804	42,484
PC Connection, Inc.	756	16,231
Plexus Corp.*	3,040	112,267
RealD, Inc.*	3,490	32,701
Rofin-Sinar Technologies, Inc.*	2,473	57,027
Rogers Corp.*	1,624	88,930
Sanmina Corp.*	7,377	153,884
Scansource, Inc.*	2,349	81,252
Speed Commerce, Inc.*	3,454	9,499
SYNNEX Corp.*	2,554	165,065
TTM Technologies, Inc.*	4,786	32,593
Universal Display Corp.*	3,577	116,753
Viasystems Group, Inc.*	399	6,264
Vishay Precision Group, Inc.*	1,011	15,104
		3,844,830

Energy Equipment & Services - 1.6%
Basic Energy Services, Inc.*	2,777	60,233
Bristow Group, Inc.	3,189	214,301
C&J Energy Services, Inc.*	4,013	122,597
CARBO Ceramics, Inc.	1,769	104,778
CHC Group Ltd.*	3,069	17,186
Dawson Geophysical Co.	671	12,199
Era Group, Inc.*	1,735	37,736
Exterran Holdings, Inc.	5,249	232,583
Forum Energy Technologies, Inc.*	5,340	163,457
Geospace Technologies Corp.*	1,271	44,676
Glori Energy, Inc.*	1,092	8,627
Gulf Island Fabrication, Inc.	1,328	22,842
Gulfmark Offshore, Inc.	2,302	72,168
Helix Energy Solutions Group, Inc.*	9,457	208,622
Hercules Offshore, Inc.*	14,267	31,387
Hornbeck Offshore Services, Inc.*	3,249	106,340
ION Geophysical Corp.*	11,881	33,148
Key Energy Services, Inc.*	11,770	56,967
Matrix Service Co.*	2,252	54,318
McDermott International, Inc.*	21,286	121,756
Mitcham Industries, Inc.*	1,145	12,652
Natural Gas Services Group, Inc.*	1,066	25,659
Newpark Resources, Inc.*	7,785	96,845
North Atlantic Drilling Ltd.	6,169	41,086
Nuverra Environmental Solutions, Inc.*	1,204	17,759
Parker Drilling Co.*	10,148	50,131
PHI, Inc.*	1,085	44,648
Pioneer Energy Services Corp.*	5,200	72,904
Profire Energy, Inc.*	1,195	4,959
RigNet, Inc.*	1,109	44,859
SEACOR Holdings, Inc.*	1,848	138,230
Tesco Corp.	3,109	61,714
Tetra Technologies, Inc.*	6,615	71,574
Vantage Drilling Co.*	15,538	19,733
Willbros Group, Inc.*	3,210	26,739
		2,455,413

Food & Staples Retailing - 0.9%
Andersons, Inc.	2,527	158,898
Casey's General Stores, Inc.	3,449	247,293
Fairway Group Holdings Corp.*	1,354	5,064
Fresh Market, Inc.*	3,837	134,026
Ingles Markets, Inc.	1,087	25,751
Liberator Medical Holdings, Inc.	2,822	8,833
Natural Grocers by Vitamin Cottage, Inc.*	875	14,245
Pantry, Inc.*	1,987	40,197
Pricesmart, Inc.	1,677	143,618
Roundy's, Inc.	2,172	6,494
SpartanNash Co.	3,281	63,815
SUPERVALU, Inc.*	18,166	162,404
The Chefs' Warehouse, Inc.*	1,456	23,675
United Natural Foods, Inc.*	4,447	273,313
Village Super Market, Inc.	640	14,579
Weis Markets, Inc.	958	37,391
		1,359,596

Food Products - 1.5%
Alico, Inc.	267	10,173
Annie's, Inc.*	1,523	69,906
B&G Foods, Inc.	4,808	132,460
Boulder Brands, Inc.*	5,245	71,489
Calavo Growers, Inc.	1,019	45,998
Cal-Maine Foods, Inc.	1,390	124,169
Chiquita Brands International, Inc.*	3,926	55,749
Darling Ingredients, Inc.*	14,747	270,165
Dean Foods Co.	8,376	110,982
Diamond Foods, Inc.*	1,809	51,755
Farmer Bros Co.*	538	15,575
Fresh Del Monte Produce, Inc.	3,265	104,154
Inventure Foods, Inc.*	1,177	15,254
J&J Snack Foods Corp.	1,333	124,715
John B Sanfilippo & Son, Inc.	716	23,170
Lancaster Colony Corp.	1,658	141,394
Lifeway Foods, Inc.*	385	5,340
Limoneira Co.	753	17,839
Omega Protein Corp.*	1,591	19,888
Post Holdings, Inc.*	3,786	125,619
Sanderson Farms, Inc.	2,067	181,793
Seaboard Corp.*	26	69,550
Seneca Foods Corp.*	794	22,708
Snyders-Lance, Inc.	4,100	108,650
Tootsie Roll Industries, Inc.	1,738	48,647
TreeHouse Foods, Inc.*	3,701	297,930
		2,265,072

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	1,241	51,679
Laclede Group, Inc.	3,793	175,995
New Jersey Resources Corp.	3,776	190,726
Northwest Natural Gas Co.	2,413	101,949
ONE Gas, Inc.	4,657	159,502
Piedmont Natural Gas Co., Inc.	6,984	234,174
South Jersey Industries, Inc.	2,955	157,679
Southwest Gas Corp.	4,167	202,433
WGL Holdings, Inc.	4,651	195,900
		1,470,037

Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	1,932	97,972
Abiomed, Inc.*	3,340	82,932
Accuray, Inc.*	6,420	46,609
Analogic Corp.	1,056	67,542
Angiodynamics, Inc.*	2,155	29,567
Anika Therapeutics, Inc.*	1,292	47,365
Antares Pharma, Inc.*	9,495	17,376
AtriCure, Inc.*	2,456	36,152
Atrion Corp.	136	41,481
Cantel Medical Corp.	2,887	99,255
Cardiovascular Systems, Inc.*	2,478	58,555
Cerus Corp.*	6,176	24,766
Conmed Corp.	2,439	89,853
CryoLife, Inc.	2,420	23,885
Cyberonics, Inc.*	2,405	123,040
Cynosure, Inc.*	1,668	35,028
Derma Sciences, Inc.*	1,659	13,819
DexCom, Inc.*	6,713	268,453
Endologix, Inc.*	5,655	59,943
Exactech, Inc.*	863	19,754
GenMark Diagnostics, Inc.*	3,729	33,449
Globus Medical, Inc.*	5,894	115,935
Greatbatch, Inc.*	2,229	94,978
Haemonetics Corp.*	4,665	162,902
HeartWare International, Inc.*	1,443	112,020
ICU Medical, Inc.*	1,127	72,331
Inogen, Inc.*	440	9,068
Insulet Corp.*	4,966	182,997
Integra LifeSciences Holdings Corp.*	2,238	111,094
Invacare Corp.	2,865	33,836
K2M Group Holdings, Inc.*	791	11,414
LDR Holding Corp.*	1,489	46,353
Masimo Corp.*	4,317	91,866
Meridian Bioscience, Inc.	3,556	62,906
Merit Medical Systems, Inc.*	3,534	41,984
Natus Medical, Inc.*	2,993	88,323
Neogen Corp.*	3,181	125,649
NuVasive, Inc.*	4,308	150,220
NxStage Medical, Inc.*	5,151	67,633
OraSure Technologies, Inc.*	4,811	34,735
Orthofix International NV*	1,686	52,199
Oxford Immunotec Global plc*	1,165	17,789
PhotoMedex, Inc.*	1,180	7,316
Quidel Corp.*	2,538	68,196
Rockwell Medical, Inc.*	3,471	31,725
RTI Surgical, Inc.*	5,680	27,150
Staar Surgical Co.*	3,235	34,388
STERIS Corp.	5,295	285,718
SurModics, Inc.*	1,145	20,793
Symmetry Medical, Inc.*	3,142	31,703
Tandem Diabetes Care, Inc.*	810	10,870
The Spectranetics Corp.*	3,673	97,592
Thoratec Corp.*	5,090	136,056
Tornier NV*	3,186	76,145
TransEnterix, Inc.*	2,569	11,201
TriVascular Technologies, Inc.*	666	9,644
Unilife Corp.*	8,363	19,193
Utah Medical Products, Inc.	296	14,433
Vascular Solutions, Inc.*	1,424	35,173
Veracyte, Inc.*	444	4,329
Volcano Corp.*	4,799	51,061
West Pharmaceutical Services, Inc.	6,333	283,465
Wright Medical Group, Inc.*	4,472	135,502
Zeltiq Aesthetics, Inc.*	2,605	58,951
		4,453,632

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc.*	3,764	182,554
Addus HomeCare Corp.*	471	9,232
Air Methods Corp.*	3,508	194,869
Alliance HealthCare Services, Inc.*	430	9,722
Almost Family, Inc.*	759	20,622
Amedisys, Inc.*	2,499	50,405
AMN Healthcare Services, Inc.*	3,946	61,952
AmSurg Corp.*	3,725	186,436
Bio-Reference Laboratories, Inc.*	2,096	58,814
BioScrip, Inc.*	6,131	42,365
BioTelemetry, Inc.*	2,365	15,869
Capital Senior Living Corp.*	2,506	53,202
Chemed Corp.	1,553	159,804
Corvel Corp.*	1,018	34,663
Cross Country Healthcare, Inc.*	2,877	26,727
Ensign Group, Inc.	1,713	59,612
ExamWorks Group, Inc.*	3,163	103,588
Five Star Quality Care, Inc.*	3,773	14,224
Gentiva Health Services, Inc.*	2,612	43,829
Hanger, Inc.*	3,155	64,741
Healthsouth Corp.	7,894	291,289
Healthways, Inc.*	2,984	47,804
IPC The Hospitalist Co., Inc.*	1,420	63,602
Kindred Healthcare, Inc.	5,680	110,192
Landauer, Inc.	822	27,134
LHC Group, Inc.*	1,040	24,128
Magellan Health, Inc.*	2,407	131,735
Molina Healthcare, Inc.*	2,706	114,464
MWI Veterinary Supply, Inc.*	1,152	170,957
National Healthcare Corp.	949	52,679
National Research Corp.*	681	8,860
Owens & Minor, Inc.	5,654	185,112
PharMerica Corp.*	2,681	65,497
Providence Service Corp.*	915	44,268
RadNet, Inc.*	2,930	19,397
Select Medical Holdings Corp.	7,056	84,884
Skilled Healthcare Group, Inc.*	1,394	9,200
Surgical Care Affiliates, Inc.*	991	26,489
Team Health Holdings, Inc.*	6,294	364,989
Triple-S Management Corp., Class B*	2,042	40,636
U.S. Physical Therapy, Inc.	1,051	37,195
Universal American Corp.*	3,383	27,199
WellCare Health Plans, Inc.*	3,931	237,197
		3,578,137

Health Care Technology - 0.5%
Castlight Health, Inc.*	1,160	15,010
Computer Programs & Systems, Inc.	938	53,926
HealthStream, Inc.*	1,758	42,210
HMS Holdings Corp.*	7,740	145,899
MedAssets, Inc.*	5,465	113,235
Medidata Solutions, Inc.*	4,847	214,674
Merge Healthcare, Inc.*	4,792	10,542
Omnicell, Inc.*	3,154	86,199
Quality Systems, Inc.	4,465	61,483
Vocera Communications, Inc.*	1,818	14,671
		757,849

Hotels, Restaurants & Leisure - 2.7%
Belmond Ltd.*	8,656	100,929
Biglari Holdings, Inc.*	151	51,304
BJ's Restaurants, Inc.*	2,209	79,502
Bloomin' Brands, Inc.*	6,917	126,858
Bob Evans Farms, Inc.	2,139	101,260
Boyd Gaming Corp.*	6,948	70,592
Bravo Brio Restaurant Group, Inc.*	1,583	20,532
Buffalo Wild Wings, Inc.*	1,694	227,453
Caesars Acquisition Co.*	4,096	38,789
Caesars Entertainment Corp.*	4,594	57,793
Carrols Restaurant Group, Inc.*	3,096	22,013
Churchill Downs, Inc.	1,203	117,291
Chuy's Holdings, Inc.*	1,598	50,161
ClubCorp Holdings, Inc.	1,823	36,150
Cracker Barrel Old Country Store, Inc.	1,710	176,455
Del Frisco's Restaurant Group, Inc.*	2,117	40,519
Denny's Corp.*	7,914	55,635
Diamond Resorts International, Inc.*	3,170	72,149
DineEquity, Inc.	1,457	118,877
Einstein Noah Restaurant Group, Inc.	996	20,079
Empire Resorts, Inc.*	1,352	9,072
Famous Dave's of America, Inc.*	419	11,279
Fiesta Restaurant Group, Inc.*	2,400	119,232
Ignite Restaurant Group, Inc.*	597	3,582
International Speedway Corp.	2,420	76,569
Interval Leisure Group, Inc.	3,495	66,580
Intrawest Resorts Holdings, Inc.*	1,551	14,998
Isle of Capri Casinos, Inc.*	1,930	14,475
Jack in the Box, Inc.	3,588	244,666
Jamba, Inc.*	1,460	20,761
Krispy Kreme Doughnuts, Inc.*	5,647	96,903
La Quinta Holdings, Inc.*	3,968	75,352
Life Time Fitness, Inc.*	3,662	184,711
Marcus Corp.	1,890	29,862
Marriott Vacations Worldwide Corp.*	2,538	160,935
Monarch Casino & Resort, Inc.*	917	10,921
Morgans Hotel Group Co.*	2,245	18,117
Multimedia Games Holding Co., Inc.*	2,465	88,765
Nathan's Famous, Inc.*	240	16,246
Noodles & Co.*	970	18,614
Papa John's International, Inc.	2,743	109,693
Papa Murphy's Holdings, Inc.*	523	5,335
Penn National Gaming, Inc.*	7,043	78,952
Pinnacle Entertainment, Inc.*	5,340	133,981
Popeyes Louisiana Kitchen, Inc.*	2,162	87,561
Potbelly Corp.*	854	9,958
Red Robin Gourmet Burgers, Inc.*	1,221	69,475
Ruby Tuesday, Inc.*	5,637	33,202
Ruth's Hospitality Group, Inc.	3,111	34,345
Scientific Games Corp.*	4,117	44,340
Sonic Corp.*	4,843	108,289
Speedway Motorsports, Inc.	1,049	17,896
Texas Roadhouse, Inc.	6,246	173,889
The Cheesecake Factory, Inc.	4,476	203,658
Vail Resorts, Inc.	3,239	281,016
Zoe's Kitchen, Inc.*	523	16,087
		4,273,658

Household Durables - 1.0%
Beazer Homes USA, Inc.*	2,186	36,681
Cavco Industries, Inc.*	792	53,856
CSS Industries, Inc.	772	18,721
Dixie Group, Inc.*	1,341	11,626
Ethan Allen Interiors, Inc.	2,160	49,248
Flexsteel Industries, Inc.	405	13,661
Helen of Troy Ltd.*	2,562	134,556
Hovnanian Enterprises, Inc.*	9,758	35,812
Installed Building Products, Inc.*	739	10,383
iRobot Corp.*	2,473	75,303
KB Home	7,345	109,734
La-Z-Boy, Inc.	4,509	89,233
LGI Homes, Inc.*	1,281	23,519
Libbey, Inc.*	1,811	47,557
Lifetime Brands, Inc.	858	13,136
M/I Homes, Inc.*	2,148	42,573
MDC Holdings, Inc.	3,443	87,177
Meritage Homes Corp.*	3,505	124,428
NACCO Industries, Inc.	427	21,235
New Home Co., Inc.*	775	10,462
Skullcandy, Inc.*	1,457	11,350
Standard Pacific Corp.*	12,781	95,730
The Ryland Group, Inc.	4,204	139,741
TRI Pointe Homes, Inc.*	12,890	166,797
Turtle Beach Corp.*	628	4,804
UCP, Inc.*	666	7,959
Universal Electronics, Inc.*	1,407	69,464
WCI Communities, Inc.*	1,051	19,380
William Lyon Homes*	1,572	34,741
		1,558,867

Household Products - 0.2%
Central Garden and Pet Co.*	3,442	27,674
Harbinger Group, Inc.*	7,451	97,757
Oil-Dri Corp. of America	406	10,584
Orchids Paper Products Co.	518	12,722
WD-40 Co.	1,334	90,659
		239,396

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.	10,236	24,362
Dynegy, Inc.*	8,992	259,509
Ormat Technologies, Inc.	1,475	38,748
Pattern Energy Group, Inc.	3,536	109,333
		431,952

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,264	79,642

Insurance - 2.3%
Ambac Financial Group, Inc.*	4,033	89,129
American Equity Investment Life Holding Co.	6,661	152,404
Amerisafe, Inc.	1,651	64,571
Amtrust Financial Services, Inc.	2,657	105,802
Argo Group International Holdings Ltd.	2,344	117,927
Atlas Financial Holdings, Inc.*	1,031	14,269
Baldwin & Lyons, Inc., Class B	853	21,069
Citizens, Inc.*	3,380	21,835
CNO Financial Group, Inc.	19,522	331,093
Crawford & Co., Class B	2,478	20,443
Donegal Group, Inc.	916	14,070
eHealth, Inc.*	1,593	38,439
EMC Insurance Group, Inc.	497	14,353
Employers Holdings, Inc.	2,669	51,378
Enstar Group Ltd.*	764	104,148
FBL Financial Group, Inc.	766	34,240
Federated National Holding Co.	1,014	28,483
Fidelity & Guaranty Life	987	21,072
First American Financial Corp.	9,574	259,647
Global Indemnity plc*	810	20,436
Greenlight Capital Re Ltd.*	2,477	80,280
Hallmark Financial Services, Inc.*	1,205	12,424
HCI Group, Inc.	801	28,828
Heritage Insurance Holdings, Inc.*	618	9,307
Hilltop Holdings, Inc.*	6,072	121,744
Horace Mann Educators Corp.	3,435	97,932
Independence Holding Co.	665	8,838
Infinity Property & Casualty Corp.	994	63,626
Kansas City Life Insurance Co.	365	16,188
Kemper Corp.	4,164	142,201
Maiden Holdings Ltd.	4,341	48,098
Meadowbrook Insurance Group, Inc.	4,743	27,747
Montpelier Re Holdings Ltd.	3,575	111,147
National General Holdings Corp.	3,180	53,710
National Interstate Corp.	681	19,000
National Western Life Insurance Co.	193	47,673
OneBeacon Insurance Group Ltd.	1,823	28,092
Platinum Underwriters Holdings Ltd.	2,413	146,879
Primerica, Inc.	4,895	236,037
RLI Corp.	3,852	166,753
Safety Insurance Group, Inc.	1,103	59,463
Selective Insurance Group, Inc.	4,935	109,261
State Auto Financial Corp.	1,338	27,442
Stewart Information Services Corp.	1,793	52,625
Symetra Financial Corp.	6,754	157,571
The Navigators Group, Inc.*	925	56,887
The Phoenix Co.'s, Inc.*	538	30,160
Third Point Reinsurance Ltd.*	5,088	74,030
United Fire Group, Inc.	1,786	49,597
United Insurance Holdings Corp.	1,490	22,350
Universal Insurance Holdings, Inc.	2,530	32,713
		3,663,411

Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc.*	2,081	14,962
Blue Nile, Inc.*	1,104	31,519
Coupons.com, Inc.*	1,081	12,929
FTD Cos, Inc.*	1,526	52,052
Gaiam, Inc.*	1,344	9,865
HSN, Inc.	2,974	182,514
Lands' End, Inc.*	1,477	60,734
NutriSystem, Inc.	2,351	36,135
Orbitz Worldwide, Inc.*	4,623	36,383
Overstock.com, Inc.*	951	16,034
PetMed Express, Inc.	1,778	24,181
RetailMeNot, Inc.*	2,759	44,586
Shutterfly, Inc.*	3,452	168,251
Valuevision Media, Inc.*	3,387	17,375
		707,520

Internet Software & Services - 2.4%
Aerohive Networks, Inc.*	854	6,849
Amber Road, Inc.*	800	13,872
Angie's List, Inc.*	4,167	26,544
Bankrate, Inc.*	6,007	68,240
Bazaarvoice, Inc.*	4,145	30,632
Benefitfocus, Inc.*	448	12,069
Blucora, Inc.*	3,611	55,032
Borderfree, Inc.*	535	6,902
Brightcove, Inc.*	2,425	13,532
Carbonite, Inc.*	1,044	10,691
Care.com, Inc.*	566	4,613
ChannelAdvisor Corp.*	1,855	30,422
comScore, Inc.*	3,182	115,857
Constant Contact, Inc.*	2,738	74,309
Conversant, Inc.*	6,004	205,637
Cornerstone OnDemand, Inc.*	4,762	163,860
Cvent, Inc.*	1,607	40,770
Dealertrack Technologies, Inc.*	4,801	208,411
Demand Media, Inc.*	539	4,770
Demandware, Inc.*	2,692	137,077
Dice Holdings, Inc.*	3,501	29,338
Digital River, Inc.*	2,945	42,761
E2open, Inc.*	2,078	19,346
EarthLink Holdings Corp.	9,440	32,285
Endurance International Group Holdings, Inc.*	2,701	43,945
Envestnet, Inc.*	3,051	137,295
Everyday Health, Inc.*	678	9,472
Five9, Inc.*	1,093	7,148
Global Eagle Entertainment, Inc.*	3,417	38,339
Gogo, Inc.*	5,007	84,418
GrubHub, Inc.*	800	27,392
GTT Communications, Inc.*	1,262	15,030
Internap Network Services Corp.*	4,533	31,278
IntraLinks Holdings, Inc.*	3,311	26,819
j2 Global, Inc.	4,261	210,323
Limelight Networks, Inc.*	4,616	10,778
Liquidity Services, Inc.*	2,122	29,178
LivePerson, Inc.*	4,955	62,383
LogMeIn, Inc.*	2,176	100,248
Marchex, Inc., Class B	2,943	12,213
Marin Software, Inc.*	2,360	20,296
Marketo, Inc.*	2,297	74,193
Millennial Media, Inc.*	6,754	12,562
Monster Worldwide, Inc.*	8,303	45,666
Move, Inc.*	3,426	71,809
NIC, Inc.	5,804	99,945
OPOWER, Inc.*	696	13,127
Perficient, Inc.*	2,876	43,111
Q2 Holdings, Inc.*	886	12,404
QuinStreet, Inc.*	2,943	12,213
RealNetworks, Inc.*	1,733	12,044
Reis, Inc.	719	16,961
Rightside Group Ltd.*	539	5,255
Rocket Fuel, Inc.*	1,645	25,991
SciQuest, Inc.*	2,242	33,720
Shutterstock, Inc.*	1,363	97,291
SPS Commerce, Inc.*	1,411	74,995
Stamps.com, Inc.*	1,126	35,762
TechTarget, Inc.*	1,109	9,526
Textura Corp.*	1,671	44,114
Travelzoo, Inc.*	642	9,951
Tremor Video, Inc.*	3,179	7,439
TrueCar, Inc.*	697	12,511
Trulia, Inc.*	3,309	161,810
Unwired Planet, Inc.*	8,707	16,195
VistaPrint NV*	2,983	163,439
Web.com Group, Inc.*	4,640	92,614
WebMD Health Corp.*	3,472	145,164
Wix.com Ltd.*	1,243	20,199
XO Group, Inc.*	2,474	27,734
Xoom Corp.*	2,770	60,803
YuMe, Inc.*	450	2,250
Zix Corp.*	5,001	17,103
		3,698,275

IT Services - 2.2%
Acxiom Corp.*	6,896	114,129
Blackhawk Network Holdings, Inc.*	4,714	152,734
CACI International, Inc.*	2,105	150,023
Cardtronics, Inc.*	3,972	139,814
Cass Information Systems, Inc.	943	39,040
Ciber, Inc.*	6,559	22,497
Computer Task Group, Inc.	1,181	13,109
Convergys Corp.	9,093	162,037
CSG Systems International, Inc.	2,979	78,288
Datalink Corp.*	1,373	14,595
EPAM Systems, Inc.*	3,190	139,690
Euronet Worldwide, Inc.*	4,566	218,209
EVERTEC, Inc.	5,885	131,471
ExlService Holdings, Inc.*	2,814	68,690
Forrester Research, Inc.	1,083	39,919
Global Cash Access Holdings, Inc.*	5,479	36,983
Heartland Payment Systems, Inc.	3,211	153,229
Higher One Holdings, Inc.*	2,895	7,151
iGate Corp.*	3,073	112,841
Information Services Group, Inc.*	2,926	11,119
Lionbridge Technologies, Inc.*	5,129	23,079
Luxoft Holding, Inc.*	703	26,152
Mantech International Corp.	1,948	52,499
MAXIMUS, Inc.	6,066	243,429
ModusLink Global Solutions, Inc.*	3,259	11,635
MoneyGram International, Inc.*	2,614	32,780
NeuStar, Inc.*	4,968	123,355
PRGX Global, Inc.*	2,488	14,580
Sapient Corp.*	10,270	143,780
Science Applications International Corp.	3,766	166,570
ServiceSource International, Inc.*	5,266	17,009
SYKES Enterprises, Inc.*	3,603	71,988
Syntel, Inc.*	1,390	122,237
TeleTech Holdings, Inc.*	1,717	42,204
The Hackett Group, Inc.	1,931	11,509
Unisys Corp.*	4,413	103,308
Virtusa Corp.*	2,330	82,855
WEX, Inc.*	3,472	383,031
		3,477,568

Leisure Products - 0.4%
Arctic Cat, Inc.	1,125	39,172
Black Diamond, Inc.*	1,890	14,288
Brunswick Corp.	8,191	345,169
Callaway Golf Co.	6,676	48,334
Escalade, Inc.	888	10,709
Jakks Pacific, Inc.*	1,960	13,916
Johnson Outdoors, Inc.	405	10,490
Leapfrog Enterprises, Inc.*	5,496	32,921
Malibu Boats, Inc.*	708	13,112
Marine Products Corp.	813	6,415
Nautilus, Inc.*	2,675	32,020
Smith & Wesson Holding Corp.*	4,829	45,586
Sturm Ruger & Co., Inc.	1,672	81,410
		693,542

Life Sciences - Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	2,034	43,690
Affymetrix, Inc.*	6,207	49,532
Albany Molecular Research, Inc.*	2,006	44,272
Cambrex Corp.*	2,637	49,259
Enzo Biochem, Inc.*	3,062	15,769
Fluidigm Corp.*	2,515	61,618
Luminex Corp.*	3,221	62,810
NanoString Technologies, Inc.*	900	9,846
Pacific Biosciences of California, Inc.*	4,118	20,219
PAREXEL International Corp.*	5,097	321,570
Sequenom, Inc.*	10,313	30,630
		709,215

Machinery - 3.0%
Accuride Corp.*	4,261	16,149
Actuant Corp.	6,364	194,229
Alamo Group, Inc.	670	27,470
Albany International Corp.	2,370	80,675
Altra Industrial Motion Corp.	2,349	68,497
American Railcar Industries, Inc.	842	62,241
ARC Group Worldwide, Inc.*	275	4,296
Astec Industries, Inc.	1,736	63,312
Barnes Group, Inc.	4,857	147,410
Blount International, Inc.*	4,185	63,319
Briggs & Stratton Corp.	4,154	74,855
Chart Industries, Inc.*	2,730	166,885
CIRCOR International, Inc.	1,582	106,516
CLARCOR, Inc.	4,518	284,995
Columbus McKinnon Corp.	1,673	36,789
Commercial Vehicle Group, Inc.*	2,272	14,041
Douglas Dynamics, Inc.	1,993	38,864
Dynamic Materials Corp.	1,203	22,917
Energy Recovery, Inc.*	4,261	15,084
EnPro Industries, Inc.*	2,060	124,692
ESCO Technologies, Inc.	2,314	80,481
Federal Signal Corp.	5,446	72,105
FreightCar America, Inc.	1,042	34,699
Gerber Scientific, Inc. (b)*	2,334	—
Global Brass & Copper Holdings, Inc.	1,912	28,049
Gorman-Rupp Co.	1,593	47,854
Graham Corp.	863	24,811
Greenbrier Co.'s, Inc.	2,407	176,626
Harsco Corp.	7,235	154,901
Hillenbrand, Inc.	5,628	173,849
Hurco Co.'s, Inc.	529	19,922
Hyster-Yale Materials Handling, Inc.	908	65,031
John Bean Technologies Corp.	2,463	69,284
Kadant, Inc.	966	37,722
LB Foster Co.	815	37,441
Lindsay Corp.	1,094	81,777
Lydall, Inc.*	1,583	42,757
Manitex International, Inc.*	1,060	11,967
Meritor, Inc.*	8,688	94,265
Miller Industries, Inc.	1,050	17,745
Mueller Industries, Inc.	5,080	144,983
Mueller Water Products, Inc.	14,277	118,214
NN, Inc.	1,381	36,900
Omega Flex, Inc.	248	4,826
Proto Labs, Inc.*	2,028	139,932
RBC Bearings, Inc.	2,083	118,106
Rexnord Corp.*	6,732	191,525
Standex International Corp.	1,092	80,961
Sun Hydraulics Corp.	1,860	69,917
Tennant Co.	1,652	110,833
The ExOne Co.*	889	18,571
Titan International, Inc.	3,947	46,654
Trimas Corp.*	4,053	98,609
Twin Disc, Inc.	694	18,710
Wabash National Corp.*	5,981	79,667
Watts Water Technologies, Inc.	2,554	148,771
Woodward, Inc.	5,941	282,910
Xerium Technologies, Inc.*	941	13,748
		4,608,359

Marine - 0.2%
Baltic Trading Ltd.	4,408	18,249
International Shipholding Corp.	583	10,430
Knightsbridge Shipping Ltd.	2,607	23,072
Matson, Inc.	3,681	92,136
Navios Maritime Holdings, Inc.	7,110	42,660
Safe Bulkers, Inc.	3,487	23,223
Scorpio Bulkers, Inc.*	11,398	66,336
Ultrapetrol Bahamas Ltd.*	1,843	5,750
		281,856

Media - 1.2%
AH Belo Corp.	1,629	17,381
AMC Entertainment Holdings, Inc.	1,817	41,773
Carmike Cinemas, Inc.*	1,988	61,588
Central European Media Enterprises Ltd.*	6,603	14,857
Cinedigm Corp.*	6,857	10,628
Crown Media Holdings, Inc.*	3,539	11,325
Cumulus Media, Inc.*	12,148	48,956
Daily Journal Corp.*	88	15,884
Dex Media, Inc.*	1,477	14,120
Entercom Communications Corp.*	2,183	17,530
Entravision Communications Corp.	4,508	17,852
Eros International plc*	1,755	25,641
Global Sources Ltd.*	1,547	10,380
Gray Television, Inc.*	4,337	34,176
Harte-Hanks, Inc.	4,010	25,544
Hemisphere Media Group, Inc.*	742	7,910
Journal Communications, Inc.*	3,822	32,219
Lee Enterprises, Inc.*	4,803	16,234
Loral Space & Communications, Inc.*	1,123	80,643
Martha Stewart Living Omnimedia, Inc.*	2,756	9,922
McClatchy Co.*	5,532	18,588
MDC Partners, Inc.	3,806	73,037
Media General, Inc.*	4,874	63,898
Meredith Corp.	3,218	137,730
National CineMedia, Inc.	5,048	73,246
New Media Investment Group, Inc.	2,690	44,735
New York Times Co.	12,702	142,516
Nexstar Broadcasting Group, Inc.	2,744	110,913
Radio One, Inc.*	2,071	6,586
ReachLocal, Inc.*	820	2,960
Reading International, Inc.*	1,506	12,650
Rentrak Corp.*	971	59,173
Saga Communications, Inc.	394	13,231
Salem Communications Corp.	911	6,933
Scholastic Corp.	2,251	72,752
SFX Entertainment, Inc.*	3,959	19,874
Sinclair Broadcast Group, Inc.	6,153	160,532
Sizmek, Inc.*	2,184	16,904
The EW Scripps Co.*	2,937	47,902
Time, Inc.*	9,880	231,488
World Wrestling Entertainment, Inc.	2,503	34,466
		1,864,677

Metals & Mining - 1.3%
AK Steel Holding Corp.*	12,084	96,793
Allied Nevada Gold Corp.*	8,959	29,654
AM Castle & Co.*	1,549	13,228
Ampco-Pittsburgh Corp.	791	15,820
Century Aluminum Co.*	4,538	117,852
Coeur Mining, Inc.*	9,023	44,754
Commercial Metals Co.	10,551	180,106
Globe Specialty Metals, Inc.	5,721	104,065
Gold Resource Corp.	2,687	13,757
Handy & Harman Ltd.*	480	12,605
Haynes International, Inc.	1,062	48,841
Hecla Mining Co.	28,701	71,178
Horsehead Holding Corp.*	4,443	73,443
Kaiser Aluminum Corp.	1,616	123,171
Materion Corp.	1,774	54,409
Molycorp, Inc.*	16,313	19,412
Noranda Aluminum Holding Corp.	3,000	13,560
Olympic Steel, Inc.	846	17,402
RTI International Metals, Inc.*	2,751	67,840
Schnitzer Steel Industries, Inc.	2,273	54,666
Stillwater Mining Co.*	10,735	161,347
SunCoke Energy, Inc.*	6,253	140,380
Universal Stainless & Alloy Products, Inc.*	703	18,531
US Silica Holdings, Inc.	4,817	301,111
Walter Energy, Inc.	5,396	12,627
Worthington Industries, Inc.	4,612	171,659
		1,978,211

Multiline Retail - 0.1%
Bon-Ton Stores, Inc.	1,090	9,112
Burlington Stores, Inc.*	2,568	102,361
Fred's, Inc.	3,167	44,338
Tuesday Morning Corp.*	3,766	73,079
		228,890

Multi-Utilities - 0.3%
Avista Corp.	5,392	164,618
Black Hills Corp.	3,999	191,472
NorthWestern Corp.	3,507	159,077
		515,167

Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corp.*	7,685	40,577
Adams Resources & Energy, Inc.	189	8,371
Alon USA Energy, Inc.	2,007	28,821
Alpha Natural Resources, Inc.*	19,041	47,222
American Eagle Energy Corp.*	2,726	11,095
Amyris, Inc.*	2,650	10,043
Apco Oil and Gas International, Inc.*	813	10,480
Approach Resources, Inc.*	3,528	51,156
Arch Coal, Inc.	19,111	40,515
Ardmore Shipping Corp.	1,617	17,625
Bill Barrett Corp.*	4,332	95,477
Bonanza Creek Energy, Inc.*	2,894	164,669
BPZ Resources, Inc.*	8,517	16,267
Callon Petroleum Co.*	3,669	32,324
Carrizo Oil & Gas, Inc.*	4,076	219,370
Clayton Williams Energy, Inc.*	515	49,672
Clean Energy Fuels Corp.*	5,949	46,402
Cloud Peak Energy, Inc.*	5,496	69,360
Comstock Resources, Inc.	4,332	80,662
Contango Oil & Gas Co.*	1,560	51,854
Delek US Holdings, Inc.	5,318	176,132
DHT Holdings, Inc.	6,220	38,315
Diamondback Energy, Inc.*	3,689	275,863
Dorian LPG Ltd.*	656	11,690
Emerald Oil, Inc.*	4,852	29,840
Energy XXI Bermuda Ltd.	8,400	95,340
Evolution Petroleum Corp.	1,370	12,577
EXCO Resources, Inc.	14,704	49,111
Forest Oil Corp.*	10,604	12,407
Frontline Ltd.*	4,236	5,337
FX Energy, Inc.*	4,491	13,653
GasLog Ltd.	3,773	83,044
Gastar Exploration, Inc.*	4,045	23,744
Goodrich Petroleum Corp.*	3,118	46,209
Green Plains, Inc.	3,352	125,331
Halcon Resources Corp.*	23,366	92,529
Hallador Energy Co.	353	4,180
Harvest Natural Resources, Inc.*	3,772	13,843
Isramco, Inc.*	85	10,384
Jones Energy, Inc.*	958	17,991
Kodiak Oil & Gas Corp.*	23,138	313,983
Magnum Hunter Resources Corp.:
Common*	16,925	94,272
Warrants (strike price $8.50/share, expires 04/15/2016)` (b)*	1,482	—
Matador Resources Co.*	6,569	169,809
Midstates Petroleum Co., Inc.*	3,332	16,827
Miller Energy Resources, Inc.*	2,624	11,546
Navios Maritime Acquisition Corp.	7,368	19,967
Nordic American Tankers Ltd.	7,992	63,536
Northern Oil And Gas, Inc.*	5,718	81,310
Pacific Ethanol, Inc.*	1,816	25,351
Panhandle Oil and Gas, Inc.	619	36,954
Parsley Energy, Inc.*	4,480	95,558
PDC Energy, Inc.*	3,207	161,280
Penn Virginia Corp.*	5,878	74,709
Petroquest Energy, Inc.*	4,829	27,139
Quicksilver Resources, Inc.*	10,574	6,374
Renewable Energy Group, Inc.*	3,095	31,414
Resolute Energy Corp.*	6,982	43,777
REX American Resources Corp.*	552	40,230
Rex Energy Corp.*	4,308	54,582
Ring Energy, Inc.*	1,669	24,601
Rosetta Resources, Inc.*	5,505	245,303
RSP Permian, Inc.*	1,985	50,737
Sanchez Energy Corp.*	4,490	117,907
Scorpio Tankers, Inc.	15,226	126,528
SemGroup Corp.	3,819	318,008
Ship Finance International Ltd.	5,296	89,608
Solazyme, Inc.*	6,808	50,788
Stone Energy Corp.*	4,921	154,323
Swift Energy Co.*	3,858	37,037
Synergy Resources Corp.*	5,965	72,713
Teekay Tankers Ltd.	5,671	21,153
TransAtlantic Petroleum Ltd.*	2,028	18,232
Triangle Petroleum Corp.*	6,778	74,626
Vaalco Energy, Inc.*	5,208	44,268
Vertex Energy, Inc.*	1,057	7,357
W&T Offshore, Inc.	3,057	33,627
Warren Resources, Inc.*	6,571	34,826
Western Refining, Inc.	4,767	200,166
Westmoreland Coal Co.*	1,194	44,668
		5,364,576

Paper & Forest Products - 0.7%
Boise Cascade Co.*	3,531	106,424
Clearwater Paper Corp.*	1,805	108,499
Deltic Timber Corp.	942	58,705
KapStone Paper and Packaging Corp.*	7,578	211,957
Louisiana-Pacific Corp.*	12,647	171,873
Neenah Paper, Inc.	1,484	79,364
PH Glatfelter Co.	3,701	81,237
Resolute Forest Products, Inc.*	6,020	94,153
Schweitzer-Mauduit International, Inc.	2,730	112,776
Wausau Paper Corp.	4,288	34,004
		1,058,992

Personal Products - 0.2%
Elizabeth Arden, Inc.*	2,269	37,983
Female Health Co.	1,851	6,460
IGI Laboratories, Inc.*	2,576	24,008
Inter Parfums, Inc.	1,484	40,810
Medifast, Inc.*	1,179	38,707
Nature's Sunshine Products, Inc.	1,018	15,097
Nutraceutical International Corp.*	861	18,003
Revlon, Inc.*	936	29,662
Synutra International, Inc.*	1,867	8,458
USANA Health Sciences, Inc.*	481	35,430
		254,618

Pharmaceuticals - 1.6%
AcelRx Pharmaceuticals, Inc.*	1,801	9,888
Achaogen, Inc.*	618	5,537
Aerie Pharmaceuticals, Inc.*	681	14,090
Akorn, Inc.*	5,586	202,604
Alimera Sciences, Inc.*	1,462	7,924
Ampio Pharmaceuticals, Inc.*	3,665	12,938
ANI Pharmaceuticals, Inc.*	616	17,421
Aratana Therapeutics, Inc.*	2,189	21,978
Auxilium Pharmaceuticals, Inc.*	4,356	130,027
AVANIR Pharmaceuticals, Inc.*	15,111	180,123
BioDelivery Sciences International, Inc.*	3,714	63,472
Bio-Path Holdings, Inc.*	6,576	13,218
Cempra, Inc.*	1,719	18,840
Corcept Therapeutics, Inc.*	3,942	10,565
Depomed, Inc.*	5,197	78,942
Egalet Corp.*	300	1,710
Endocyte, Inc.*	2,665	16,203
Forest Laboratories, Inc. (b)*	1,024	—
Horizon Pharma plc*	5,831	71,605
Impax Laboratories, Inc.*	6,278	148,851
Intra-Cellular Therapies, Inc.*	1,532	21,004
Lannett Co., Inc.*	2,305	105,292
Medicines Co.*	5,826	130,036
Nektar Therapeutics*	11,378	137,333
Omeros Corp.*	3,039	38,656
Omthera Pharmaceutical CVR (b)*	508	—
Pacira Pharmaceuticals, Inc.*	3,195	309,659
Pain Therapeutics, Inc.*	3,409	13,329
Pernix Therapeutics Holdings, Inc.*	2,981	22,894
Phibro Animal Health Corp.	1,313	29,424
Pozen, Inc.*	2,758	20,244
Prestige Brands Holdings, Inc.*	4,643	150,294
Relypsa, Inc.*	1,515	31,951
Repros Therapeutics, Inc.*	1,982	19,622
Revance Therapeutics, Inc.*	595	11,501
Sagent Pharmaceuticals, Inc.*	1,961	60,987
Sciclone Pharmaceuticals, Inc.*	5,114	35,236
Sucampo Pharmaceuticals, Inc.*	729	4,739
Supernus Pharmaceuticals, Inc.*	2,624	22,803
Tetraphase Pharmaceuticals, Inc.*	1,976	39,421
TherapeuticsMD, Inc.*	9,013	41,820
Theravance Biopharma, Inc.*	2,108	48,589
Theravance, Inc.	7,380	126,124
Trius Therapeutics, Inc. (b)*	3,210	—
VIVUS, Inc.*	8,977	34,651
XenoPort, Inc.*	3,819	20,546
Zogenix, Inc.*	8,716	10,023
		2,512,114

Professional Services - 1.2%
Acacia Research Corp.	4,242	65,666
Barrett Business Services, Inc.	606	23,931
CBIZ, Inc.*	3,612	28,426
CDI Corp.	1,164	16,901
Corporate Executive Board Co.	3,029	181,952
Corporate Resource Services, Inc.*	1,573	2,360
CRA International, Inc.*	1,024	26,040
Exponent, Inc.	1,204	85,340
Franklin Covey Co.*	1,007	19,727
FTI Consulting, Inc.*	3,661	127,989
GP Strategies Corp.*	1,245	35,756
Heidrick & Struggles International, Inc.	1,525	31,324
Hill International, Inc.*	2,159	8,636
Huron Consulting Group, Inc.*	2,110	128,647
ICF International, Inc.*	1,793	55,206
Insperity, Inc.	1,904	52,055
Kelly Services, Inc.	2,314	36,260
Kforce, Inc.	2,335	45,696
Korn/Ferry International*	4,288	106,771
Mistras Group, Inc.*	1,338	27,295
Navigant Consulting, Inc.*	4,439	61,746
On Assignment, Inc.*	4,868	130,706
Paylocity Holding Corp.*	751	14,757
Pendrell Corp.*	12,424	16,648
Resources Connection, Inc.	3,518	49,041
RPX Corp.*	4,750	65,219
The Advisory Board Co.*	3,280	152,815
TriNet Group, Inc.*	1,409	36,282
TrueBlue, Inc.*	3,417	86,313
VSE Corp.	430	21,079
WageWorks, Inc.*	3,146	143,237
		1,883,821

Real Estate Investment Trusts - 7.9%
Acadia Realty Trust	5,141	141,789
AG Mortgage Investment Trust, Inc.	2,395	42,631
Agree Realty Corp.	1,312	35,923
Alexander's, Inc.	180	67,304
Altisource Residential Corp.	5,118	122,832
American Assets Trust, Inc.	3,308	109,065
American Capital Mortgage Investment Corp.	4,660	87,701
American Realty Capital Healthcare Trust, Inc.	15,171	158,992
American Residential Properties, Inc.*	2,883	52,874
AmREIT, Inc.	1,694	38,911
Anworth Mortgage Asset Corp.	12,353	59,171
Apollo Commercial Real Estate Finance, Inc.	4,134	64,945
Apollo Residential Mortgage, Inc.	2,739	42,263
Ares Commercial Real Estate Corp.	2,562	29,950
Armada Hoffler Properties, Inc.	1,639	14,882
ARMOUR Residential REIT, Inc.	32,000	123,200
Ashford Hospitality Prime, Inc.	2,274	34,633
Ashford Hospitality Trust, Inc.	6,276	64,141
Associated Estates Realty Corp.	4,985	87,287
Aviv REIT, Inc.	1,762	46,429
Campus Crest Communities, Inc.	5,690	36,416
Capstead Mortgage Corp.	8,425	103,122
CareTrust REIT, Inc.*	1,713	24,496
CatchMark Timber Trust, Inc.	1,679	18,402
Cedar Realty Trust, Inc.	7,099	41,884
Chambers Street Properties	21,238	159,922
Chatham Lodging Trust	2,316	53,453
Chesapeake Lodging Trust	4,308	125,578
Colony Financial, Inc.	9,456	211,625
Coresite Realty Corp.	1,850	60,809
Cousins Properties, Inc.	19,440	232,308
CubeSmart	12,931	232,499
CyrusOne, Inc.	2,886	69,379
CYS Investments, Inc.	14,520	119,645
DCT Industrial Trust, Inc.	29,485	221,432
DiamondRock Hospitality Co.	17,535	222,344
DuPont Fabros Technology, Inc.	5,521	149,288
Dynex Capital, Inc.	4,570	36,926
EastGroup Properties, Inc.	2,805	169,955
Education Realty Trust, Inc.	12,296	126,403
Empire State Realty Trust, Inc.	8,210	123,314
EPR Properties	4,789	242,707
Equity One, Inc.	5,505	119,073
Excel Trust, Inc.	5,373	63,240
FelCor Lodging Trust, Inc.	10,890	101,930
First Industrial Realty Trust, Inc.	9,869	166,885
First Potomac Realty Trust	5,123	60,195
Franklin Street Properties Corp.	7,763	87,101
Getty Realty Corp.	2,309	39,253
Gladstone Commercial Corp.	1,212	20,592
Glimcher Realty Trust	13,002	176,047
Government Properties Income Trust	6,014	131,767
Gramercy Property Trust, Inc.	10,538	60,699
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,951	26,963
Hatteras Financial Corp.	8,649	155,336
Healthcare Realty Trust, Inc.	8,606	203,790
Hersha Hospitality Trust	17,467	111,265
Highwoods Properties, Inc.	8,076	314,156
Hudson Pacific Properties, Inc.	4,921	121,352
Inland Real Estate Corp.	7,356	72,898
Invesco Mortgage Capital, Inc.	11,030	173,392
Investors Real Estate Trust	9,894	76,184
iStar Financial, Inc.*	7,508	101,358
Kite Realty Group Trust	2,877	69,738
LaSalle Hotel Properties	9,325	319,288
Lexington Realty Trust	18,426	180,391
LTC Properties, Inc.	3,077	113,511
Mack-Cali Realty Corp.	7,945	151,829
Medical Properties Trust, Inc.	15,248	186,940
Monmouth Real Estate Investment Corp.	5,012	50,721
National Health Investors, Inc.	2,872	164,106
New Residential Investment Corp.	24,912	145,237
New York Mortgage Trust, Inc.	8,124	58,737
New York REIT, Inc.	14,329	147,302
One Liberty Properties, Inc.	1,012	20,473
Owens Realty Mortgage, Inc.	965	13,751
Parkway Properties, Inc.	6,377	119,760
Pebblebrook Hotel Trust	5,726	213,809
Pennsylvania Real Estate Investment Trust	6,022	120,079
Pennymac Mortgage Investment Trust	6,536	140,066
Physicians Realty Trust	3,072	42,148
Potlatch Corp.	3,637	146,244
PS Business Parks, Inc.	1,744	132,788
QTS Realty Trust, Inc.	1,241	37,664
RAIT Financial Trust	7,053	52,404
Ramco-Gershenson Properties Trust	6,823	110,874
Redwood Trust, Inc.	7,435	123,272
Resource Capital Corp.	11,065	53,887
Retail Opportunity Investments Corp.	7,949	116,850
Rexford Industrial Realty, Inc.	4,055	56,121
RLJ Lodging Trust	11,730	333,953
Rouse Properties, Inc.	3,327	53,798
Ryman Hospitality Properties, Inc.	3,893	184,139
Sabra Healthcare REIT, Inc.	4,355	105,914
Saul Centers, Inc.	873	40,804
Select Income REIT	3,298	79,317
Silver Bay Realty Trust Corp.	3,446	55,860
Sovran Self Storage, Inc.	2,955	219,734
STAG Industrial, Inc.	4,365	90,399
Starwood Waypoint Residential Trust	3,505	91,165
Strategic Hotels & Resorts, Inc.*	22,157	258,129
Summit Hotel Properties, Inc.	7,666	82,639
Sun Communities, Inc.	3,676	185,638
Sunstone Hotel Investors, Inc.	18,105	250,211
Terreno Realty Corp.	2,966	55,850
The GEO Group, Inc.	6,506	248,665
Trade Street Residential, Inc.	1,663	11,874
UMH Properties, Inc.	1,025	9,737
Universal Health Realty Income Trust	985	41,055
Urstadt Biddle Properties, Inc.	2,125	43,137
Washington Real Estate Investment Trust	5,971	151,544
Western Asset Mortgage Capital Corp.	3,699	54,671
Whitestone REIT	1,829	25,496
		12,352,025

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	4,241	152,549
Altisource Asset Management Corp.*	126	85,051
Altisource Portfolio Solutions SA*	1,307	131,746
AV Homes, Inc.*	824	12,072
Consolidated-Tomoka Land Co.	504	24,731
Forestar Group, Inc.*	3,184	56,420
Kennedy-Wilson Holdings, Inc.	6,390	153,104
RE/MAX Holdings, Inc.	1,023	30,414
Tejon Ranch Co.*	1,147	32,162
The St. Joe Co.*	5,663	112,864
		791,113

Road & Rail - 0.6%
ArcBest Corp.	2,213	82,545
Celadon Group, Inc.	1,805	35,107
Heartland Express, Inc.	4,871	116,709
Knight Transportation, Inc.	5,197	142,346
Marten Transport Ltd.	2,020	35,976
PAM Transportation Services, Inc.*	289	10,476
Patriot Transportation Holding, Inc.*	453	15,366
Quality Distribution, Inc.*	2,068	26,429
Roadrunner Transportation Systems, Inc.*	2,497	56,907
Saia, Inc.*	2,163	107,198
Swift Transportation Co.*	7,620	159,868
Universal Truckload Services, Inc.	475	11,519
USA Truck, Inc.*	561	9,834
Werner Enterprises, Inc.	3,982	100,346
YRC Worldwide, Inc.*	2,802	56,937
		967,563

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc.*	3,385	63,604
Alpha & Omega Semiconductor Ltd.*	1,207	11,346
Ambarella, Inc.*	2,581	112,712
Amkor Technology, Inc.*	7,647	64,311
Applied Micro Circuits Corp.*	6,307	44,149
Audience, Inc.*	1,255	9,287
Axcelis Technologies, Inc.*	9,665	19,233
Brooks Automation, Inc.	5,690	59,802
Cabot Microelectronics Corp.*	2,121	87,915
Cascade Microtech, Inc.*	1,145	11,599
Cavium, Inc.*	4,735	235,472
Ceva, Inc.*	1,987	26,705
Cirrus Logic, Inc.*	5,561	115,947
Cohu, Inc.	2,037	24,383
Cypress Semiconductor Corp.*	14,492	143,109
Diodes, Inc.*	3,196	76,448
DSP Group, Inc.*	1,705	15,123
Entegris, Inc.*	12,359	142,128
Entropic Communications, Inc.*	7,041	18,729
Exar Corp.*	3,348	29,965
Fairchild Semiconductor International, Inc.*	11,195	173,858
Formfactor, Inc.*	4,374	31,362
GT Advanced Technologies, Inc.*	12,222	132,364
Inphi Corp.*	2,806	40,350
Integrated Device Technology, Inc.*	11,969	190,906
Integrated Silicon Solution, Inc.	2,404	33,031
International Rectifier Corp.*	6,387	250,626
Intersil Corp.	11,539	163,969
IXYS Corp.	2,094	21,987
Kopin Corp.*	6,180	21,012
Lattice Semiconductor Corp.*	10,150	76,125
M/A-COM Technology Solutions Holdings, Inc.*	912	19,918
MaxLinear, Inc.*	1,994	13,719
Micrel, Inc.	4,448	53,509
Microsemi Corp.*	8,510	216,239
MKS Instruments, Inc.	4,730	157,887
Monolithic Power Systems, Inc.	3,459	152,369
Nanometrics, Inc.*	2,115	31,936
NVE Corp.*	408	26,332
Omnivision Technologies, Inc.*	4,954	131,083
PDF Solutions, Inc.*	2,735	34,488
Peregrine Semiconductor Corp.*	2,279	28,191
Pericom Semiconductor Corp.*	2,352	22,908
Photronics, Inc.*	5,437	43,768
PMC - Sierra, Inc.*	15,535	115,891
Power Integrations, Inc.	2,726	146,959
QuickLogic Corp.*	4,941	14,774
Rambus, Inc.*	9,941	124,064
RF Micro Devices, Inc.*	25,642	295,909
Rubicon Technology, Inc.*	2,344	9,962
Rudolph Technologies, Inc.*	2,894	26,191
Semtech Corp.*	6,024	163,552
Silicon Image, Inc.*	7,111	35,839
Silicon Laboratories, Inc.*	3,894	158,252
Spansion, Inc.*	5,410	123,294
Synaptics, Inc.*	3,199	234,167
Tessera Technologies, Inc.	4,791	127,345
TriQuint Semiconductor, Inc.*	15,353	292,782
Ultra Clean Holdings, Inc.*	2,008	17,972
Ultratech, Inc.*	2,360	53,690
Veeco Instruments, Inc.*	3,588	125,401
Vitesse Semiconductor Corp.*	4,316	15,538
Xcerra Corp.*	4,282	41,921
		5,503,407

Software - 3.9%
A10 Networks, Inc.*	1,140	10,385
ACI Worldwide, Inc.*	10,194	191,239
Actuate Corp.*	4,437	17,304
Advent Software, Inc.	4,612	145,555
American Software, Inc.	1,795	15,832
Aspen Technology, Inc.*	8,250	311,190
AVG Technologies NV*	3,122	51,763
Barracuda Networks, Inc.*	711	18,237
Blackbaud, Inc.	4,064	159,675
Bottomline Technologies, Inc.*	3,347	92,344
BroadSoft, Inc.*	2,474	52,053
Callidus Software, Inc.*	4,118	49,498
Commvault Systems, Inc.*	4,228	213,091
Compuware Corp.	19,685	208,858
Comverse, Inc.*	1,972	44,035
Covisint Corp.*	648	2,689
Cyan, Inc.*	690	2,153
Digimarc Corp.	626	12,964
Ebix, Inc.	2,498	35,422
Ellie Mae, Inc.*	2,519	82,119
EnerNOC, Inc.*	2,044	34,666
EPIQ Systems, Inc.	2,837	49,818
ePlus, Inc.*	467	26,175
Fair Isaac Corp.	2,841	156,539
FleetMatics Group plc*	3,346	102,053
Gigamon, Inc.*	2,167	22,688
Glu Mobile, Inc.*	8,054	41,639
Guidance Software, Inc.*	1,234	8,305
Guidewire Software, Inc.*	6,089	269,986
Imperva, Inc.*	1,991	57,201
Infoblox, Inc.*	4,666	68,824
Interactive Intelligence Group, Inc.*	1,502	62,784
Jive Software, Inc.*	3,414	19,904
Kofax Ltd.*	6,648	51,456
Manhattan Associates, Inc.*	6,791	226,955
Mavenir Systems, Inc.*	485	6,092
Mentor Graphics Corp.	8,678	177,856
MicroStrategy, Inc.*	767	100,354
Model N, Inc.*	1,727	17,028
Monotype Imaging Holdings, Inc.	3,293	93,258
Netscout Systems, Inc.*	3,266	149,583
Park City Group, Inc.*	855	8,430
Paycom Software, Inc.*	584	9,671
Pegasystems, Inc.	3,096	59,165
Progress Software Corp.*	4,485	107,236
Proofpoint, Inc.*	3,315	123,119
PROS Holdings, Inc.*	1,967	49,568
QAD, Inc.	409	7,616
QLIK Technologies, Inc.*	8,033	217,212
Qualys, Inc.*	1,802	47,933
Rally Software Development Corp.*	2,228	26,758
RealPage, Inc.*	4,641	71,936
Rosetta Stone, Inc.*	1,902	15,311
Rubicon Project, Inc.*	709	8,317
Sapiens International Corp. NV*	2,130	15,762
Seachange International, Inc.*	2,824	19,655
Silver Spring Networks, Inc.*	3,137	30,272
SS&C Technologies Holdings, Inc.*	6,104	267,905
Synchronoss Technologies, Inc.*	3,161	144,711
Take-Two Interactive Software, Inc.*	7,375	170,141
Tangoe, Inc.*	3,466	46,964
TeleCommunication Systems, Inc.*	4,102	11,445
TeleNav, Inc.*	2,354	15,772
The Ultimate Software Group, Inc.*	2,477	350,520
TiVo, Inc.*	10,292	131,686
Tyler Technologies, Inc.*	2,958	261,487
Varonis Systems, Inc.*	522	11,014
VASCO Data Security International, Inc.*	2,346	44,058
Verint Systems, Inc.*	5,272	293,176
VirnetX Holding Corp.*	3,778	22,668
Vringo, Inc.*	5,782	5,465
Zendesk, Inc.*	1,018	21,979
		6,076,522

Specialty Retail - 2.9%
Aeropostale, Inc.*	7,078	23,287
American Eagle Outfitters, Inc.	17,421	252,953
America's Car-Mart, Inc.*	726	28,742
ANN, Inc.*	4,196	172,581
Asbury Automotive Group, Inc.*	2,747	176,962
Barnes & Noble, Inc.*	3,484	68,774
Bebe Stores, Inc.	3,035	7,041
Big 5 Sporting Goods Corp.	1,497	14,027
Brown Shoe Co., Inc.	3,799	103,067
Build-A-Bear Workshop, Inc.*	1,105	14,453
Cato Corp.	2,436	83,945
Christopher & Banks Corp.*	3,132	30,975
Citi Trends, Inc.*	1,298	28,686
Conn's, Inc.*	2,482	75,130
Container Store Group, Inc.*	1,542	33,569
Destination Maternity Corp.	1,034	15,965
Destination XL Group, Inc.*	3,868	18,257
Express, Inc.*	7,361	114,905
Finish Line, Inc.	4,324	108,230
Five Below, Inc.*	4,863	192,623
Francesca's Holdings Corp.*	3,796	52,878
Genesco, Inc.*	2,149	160,638
Group 1 Automotive, Inc.	2,144	155,890
Guess?, Inc.	5,507	120,989
Haverty Furniture Co.'s, Inc.	1,689	36,803
hhgregg, Inc.*	1,366	8,619
Hibbett Sports, Inc.*	2,321	98,944
Kirkland's, Inc.*	1,302	20,975
Lithia Motors, Inc.	2,045	154,786
Lumber Liquidators Holdings, Inc.*	2,458	141,040
MarineMax, Inc.*	2,047	34,492
Mattress Firm Holding Corp.*	1,343	80,661
Men's Wearhouse, Inc.	4,298	202,952
Monro Muffler, Inc.	2,824	137,049
New York & Co., Inc.*	1,850	5,606
Office Depot, Inc.*	47,212	242,670
Outerwall, Inc.*	1,826	102,439
Pacific Sunwear of California, Inc.*	3,981	7,166
Pier 1 Imports, Inc.	8,471	100,720
Rent-A-Center, Inc.	4,731	143,586
Restoration Hardware Holdings, Inc.*	2,794	222,263
Sears Hometown and Outlet Stores, Inc.*	746	11,563
Select Comfort Corp.*	4,799	100,395
Shoe Carnival, Inc.	1,423	25,344
Sonic Automotive, Inc.	3,358	82,305
Sportsman's Warehouse Holdings, Inc.*	872	5,873
Stage Stores, Inc.	2,907	49,739
Stein Mart, Inc.	2,386	27,558
Systemax, Inc.*	1,000	12,470
The Buckle, Inc.	2,527	114,701
The Children's Place, Inc.	1,993	94,986
The Pep Boys-Manny, Moe & Jack*	4,589	40,888
Tile Shop Holdings, Inc.*	2,513	23,245
Tilly's, Inc.*	827	6,219
Vitamin Shoppe, Inc.*	2,758	122,428
West Marine, Inc.*	1,507	13,563
Winmark Corp.	223	16,390
Zumiez, Inc.*	1,972	55,413
		4,598,418

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	3,578	93,887
Dot Hill Systems Corp.*	5,376	20,321
Eastman Kodak Co.*	1,582	34,757
Electronics for Imaging, Inc.*	4,174	184,366
Immersion Corp.*	2,323	19,931
Intevac, Inc.*	2,142	14,287
Nimble Storage, Inc.*	830	21,555
QLogic Corp.*	8,064	73,866
Quantum Corp.*	19,651	22,795
Silicon Graphics International Corp.*	2,677	24,709
Super Micro Computer, Inc.*	3,093	90,996
Violin Memory, Inc.*	7,183	34,981
		636,451

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	2,462	88,090
CROCS, Inc.*	7,844	98,678
Culp, Inc.	785	14,248
G-III Apparel Group Ltd.*	1,698	140,696
Iconix Brand Group, Inc.*	4,104	151,602
Movado Group, Inc.	1,614	53,359
Oxford Industries, Inc.	1,303	79,470
Perry Ellis International, Inc.*	933	18,987
Quiksilver, Inc.*	11,336	19,498
Sequential Brands Group, Inc.*	1,513	18,911
Skechers U.S.A., Inc. *	3,503	186,745
Steven Madden Ltd.*	5,222	168,305
Tumi Holdings, Inc.*	4,539	92,369
Unifi, Inc.*	1,199	31,054
Vera Bradley, Inc.*	1,814	37,514
Vince Holding Corp.*	1,135	34,345
Wolverine World Wide, Inc.	9,088	227,745
		1,461,616

Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	7,553	93,582
Bank Mutual Corp.	4,721	30,262
BankFinancial Corp.	1,984	20,594
BBX Capital Corp.*	622	10,841
Beneficial Mutual Bancorp, Inc.*	2,733	34,928
Berkshire Hills Bancorp, Inc.	2,163	50,809
BofI Holding, Inc.*	1,272	92,487
Brookline Bancorp, Inc.	6,306	53,916
Capitol Federal Financial, Inc.	12,825	151,591
Charter Financial Corp.	1,962	20,993
Clifton Bancorp, Inc.	2,373	29,876
Dime Community Bancshares, Inc.	2,830	40,752
ESB Financial Corp.	1,045	12,206
Essent Group Ltd.*	3,733	79,924
EverBank Financial Corp.	7,925	139,955
Federal Agricultural Mortgage Corp., Class C	895	28,765
First Defiance Financial Corp.	799	21,581
First Financial Northwest, Inc.	1,441	14,713
Flagstar Bancorp, Inc.*	1,712	28,813
Fox Chase Bancorp, Inc.	1,196	19,507
Franklin Financial Corp.*	1,141	21,234
Home Loan Servicing Solutions, Ltd.	6,364	134,853
HomeStreet, Inc.	1,117	19,090
Kearny Financial Corp.*	1,413	18,835
Ladder Capital Corp.*	1,315	24,853
Meridian Bancorp, Inc.*	2,051	21,659
Meta Financial Group, Inc.	474	16,713
MGIC Investment Corp.*	30,334	236,909
NMI Holdings, Inc.*	4,529	39,176
Northfield Bancorp, Inc.	5,019	68,359
Northwest Bancshares, Inc.	8,083	97,804
OceanFirst Financial Corp.	1,187	18,885
Oritani Financial Corp.	3,882	54,697
PennyMac Financial Services, Inc.*	1,102	16,144
Provident Financial Services, Inc.	5,242	85,812
Radian Group, Inc.	17,032	242,876
Stonegate Mortgage Corp.*	1,281	16,640
Territorial Bancorp, Inc.	940	19,073
Tree.com, Inc.*	543	19,488
Trustco Bank Corp. NY	7,825	50,393
United Community Financial Corp.	3,416	15,987
United Financial Bancorp, Inc.	5,166	65,557
Walker & Dunlop, Inc.*	1,420	18,872
Washington Federal, Inc.	9,080	184,869
Waterstone Financial, Inc.	3,083	35,609
WSFS Financial Corp.	799	57,216
		2,577,698

Tobacco - 0.2%
22nd Century Group, Inc.*	3,683	9,281
Alliance One International, Inc.*	7,793	15,352
Universal Corp.	2,013	89,357
Vector Group Ltd.	6,114	135,612
		249,602

Trading Companies & Distributors - 0.8%
Aceto Corp.	2,638	50,966
Aircastle Ltd.	5,904	96,589
Applied Industrial Technologies, Inc.	3,743	170,868
Beacon Roofing Supply, Inc.*	4,419	112,596
CAI International, Inc.*	1,481	28,657
DXP Enterprises, Inc.*	1,160	85,469
General Finance Corp.*	992	8,799
H&E Equipment Services, Inc.	2,803	112,905
Houston Wire & Cable Co.	1,646	19,719
Kaman Corp.	2,454	96,442
Rush Enterprises, Inc.*	2,992	100,082
Stock Building Supply Holdings, Inc.*	1,306	20,517
TAL International Group, Inc.*	3,046	125,649
Textainer Group Holdings Ltd.	1,837	57,167
Titan Machinery, Inc.*	1,521	19,758
Watsco, Inc.	2,315	199,507
		1,305,690

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	4,699	81,763

Water Utilities - 0.2%
American States Water Co.	3,475	105,709
Artesian Resources Corp.	490	9,869
California Water Service Group	4,144	92,991
Connecticut Water Service, Inc.	883	28,698
Middlesex Water Co.	1,560	30,576
SJW Corp.	1,344	36,113
York Water Co.	1,309	26,180
		330,136

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	10,139
Contra Leap Wireless (b)*	4,674	11,778
NTELOS Holdings Corp.	1,286	13,683
RingCentral, Inc.*	2,511	31,915
Shenandoah Telecommunications Co.	2,077	51,530
Spok Holdings, Inc.	1,934	25,161
		144,206

Total Equity Securities (Cost $117,296,227)		141,779,143

EXCHANGE TRADED PRODUCTS - 4.3%
iShares Russell 2000 ETF	61,400	6,714,090

Total Exchange Traded Products (Cost $5,668,320)		6,714,090

U.S. TREASURY OBLIGATIONS - 0.6%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.045%, 12/18/14^	$1,000,000	999,902

Total U.S. Treasury Obligations (Cost $999,902)		999,902

TIME DEPOSIT - 3.7%
State Street Bank Time Deposit, 0.069%, 10/1/14	5,748,652	5,748,652

Total Time Deposit (Cost $5,748,652)		5,748,652

TOTAL INVESTMENTS (Cost $129,713,101) - 99.6%		155,241,787
Other assets and liabilities, net - 0.4%		649,976
NET ASSETS - 100%		$155,891,763

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	68	12/14	$7,456,880	($292,470)

(b) This security was valued under the direction of the Board of Directors. See Note A.

^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ETF: Exchange Traded Fund
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 97.1%	SHARES	VALUE
Australia - 7.3%
AGL Energy Ltd.	9,097	$107,598
ALS Ltd.	5,299	24,395
Alumina Ltd.*	33,947	50,264
Amcor Ltd.	16,343	161,752
AMP Ltd.	40,060	191,070
APA Group	11,319	73,565
Asciano Ltd.	13,210	69,814
ASX Ltd.	2,622	82,135
Aurizon Holdings Ltd.	28,947	114,548
AusNet Services	22,760	27,139
Australia & New Zealand Banking Group Ltd.	37,166	1,003,860
Bank of Queensland Ltd.	4,909	49,915
Bendigo & Adelaide Bank Ltd.	5,876	61,185
BGP Holdings plc (b)*	77,172	—
BHP Billiton Ltd.	43,499	1,287,011
Boral Ltd.	10,601	46,025
Brambles Ltd.	21,168	176,037
Caltex Australia Ltd.	1,814	44,354
CFS Retail Property Trust Group	28,396	49,487
Coca-Cola Amatil Ltd.	7,697	59,034
Cochlear Ltd.	766	46,512
Commonwealth Bank of Australia	21,959	1,444,234
Computershare Ltd.	6,403	68,015
Crown Resorts Ltd.	4,932	59,455
CSL Ltd.	6,486	420,236
Dexus Property Group	73,586	71,352
Federation Centres Ltd.	19,189	43,247
Flight Centre Travel Group Ltd.	743	27,747
Fortescue Metals Group Ltd.	21,086	64,100
Goodman Group	23,400	105,680
Harvey Norman Holdings Ltd.	7,139	22,638
Iluka Resources Ltd.	5,627	38,636
Incitec Pivot Ltd.	22,109	52,339
Insurance Australia Group Ltd.	31,715	169,552
Leighton Holdings Ltd.	1,364	22,996
Lend Lease Group	7,430	93,073
Macquarie Group Ltd.	3,914	196,905
Metcash Ltd.	11,940	27,431
Mirvac Group	50,008	75,137
National Australia Bank Ltd.	31,881	906,228
Newcrest Mining Ltd.*	10,381	95,671
Orica Ltd.	5,023	82,930
Origin Energy Ltd.	14,947	195,463
Qantas Airways Ltd.*	14,465	17,564
QBE Insurance Group Ltd.	18,175	185,123
Ramsay Health Care Ltd.	1,779	77,842
REA Group Ltd.	708	26,768
Rio Tinto Ltd.	5,901	307,124
Santos Ltd.	13,235	158,045
Scentre Group*	72,112	206,618
Seek Ltd.	4,379	62,008
Sonic Healthcare Ltd.	5,157	79,016
Stockland	31,516	108,747
Suncorp Group Ltd.	17,425	213,711
Sydney Airport	14,596	54,444
TABCORP Holdings Ltd.	10,333	32,585
Tatts Group Ltd.	19,428	53,460
Telstra Corp. Ltd.	58,985	273,090
The GPT Group	22,828	77,173
Toll Holdings Ltd.	9,157	45,115
TPG Telecom Ltd.	3,734	22,311
Transurban Group	24,400	164,549
Treasury Wine Estates Ltd.	8,699	32,220
Wesfarmers Ltd. PPS	15,484	570,258
Westfield Corp.	26,738	174,010
Westpac Banking Corp.	42,109	1,182,248
Woodside Petroleum Ltd.	10,043	356,186
Woolworths Ltd.	17,031	509,403
WorleyParsons Ltd.	2,781	37,266
		13,035,649

Austria - 0.2%
Andritz AG	978	52,138
Erste Group Bank AG	3,783	86,627
IMMOFINANZ AG*	12,898	36,595
OMV AG	1,994	67,087
Raiffeisen Bank International AG	1,575	34,246
Telekom Austria AG	1,500	13,514
Vienna Insurance Group AG Wiener Versicherung Gruppe	516	23,296
Voestalpine AG	1,518	59,995
		373,498

Belgium - 1.2%
Ageas SA/NV	3,004	99,703
Anheuser-Busch InBev NV	10,891	1,211,832
Belgacom SA	2,060	71,688
Colruyt SA	951	41,891
Delhaize Group	1,387	96,465
Groupe Bruxelles Lambert SA	1,092	100,051
KBC Groep NV*	3,391	180,543
Solvay SA	803	123,600
Telenet Group Holding NV*	699	40,160
UCB SA	1,712	155,386
Umicore SA	1,462	63,938
		2,185,257

Denmark - 1.5%
AP Moeller - Maersk A/S:
Series A	52	120,138
Series B	96	227,982
Carlsberg A/S, Series B	1,448	128,707
Coloplast A/S	1,504	126,031
Danske Bank A/S	8,879	241,284
DSV A/S	2,397	67,496
Novo Nordisk A/S, Series B	27,182	1,300,265
Novozymes A/S, Series B	3,241	140,576
Pandora A/S	1,561	122,360
TDC A/S	10,997	83,496
Tryg A/S	288	29,898
Vestas Wind Systems A/S*	3,034	118,577
William Demant Holding A/S*	304	23,313
		2,730,123

Finland - 0.9%
Elisa Oyj	1,911	50,722
Fortum Oyj	6,016	146,685
Kone Oyj, Series B	4,235	170,159
Metso Oyj	1,515	53,946
Neste Oil Oyj	1,723	35,463
Nokia Oyj	50,722	432,635
Nokian Renkaat Oyj	1,523	45,923
Orion Oyj, Class B	1,348	52,766
Sampo Oyj	6,054	293,544
Stora Enso Oyj, Series R	7,398	61,700
UPM-Kymmene Oyj	7,207	102,924
Wartsila Oyj Abp	2,003	89,609
		1,536,076

France - 9.1%
Accor SA	2,318	102,779
Aeroports de Paris	399	47,747
Air Liquide SA	4,661	568,357
Alcatel-Lucent*	38,114	118,247
Alstom SA*	2,926	100,051
Arkema SA	774	51,916
Atos SA	1,071	77,584
AXA SA	24,595	605,905
BNP Paribas SA	14,334	950,588
Bollore SA	73	41,461
Bouygues	2,595	84,097
Bureau Veritas SA	2,993	66,118
Cap Gemini SA	1,954	140,217
Carrefour SA	8,460	261,292
Casino Guichard-Perrachon SA	765	82,368
Christian Dior SA	738	123,660
Cie de Saint-Gobain	6,015	275,210
Cie Generale des Etablissements Michelin	2,523	237,915
CNP Assurances SA	2,307	43,434
Credit Agricole SA	13,552	204,404
Danone SA	7,837	524,476
Dassault Systemes SA	1,711	109,882
Edenred	2,753	67,908
Electricite de France SA	3,274	107,362
Essilor International SA	2,762	303,210
Eurazeo SA	506	36,406
Eutelsat Communications SA	2,071	66,854
Fonciere Des Regions	379	34,146
GDF Suez	19,607	491,689
Gecina SA	384	50,306
Groupe Eurotunnel SA	6,331	77,319
Icade SA	496	41,818
Iliad SA	353	74,705
Imerys SA	461	33,983
JC Decaux SA	895	28,247
Kering SA	1,025	206,630
Klepierre SA	1,340	58,662
Lafarge SA	2,529	182,086
Lagardere SCA	1,586	42,436
Legrand SA	3,597	187,105
L'Oreal SA	3,404	540,288
LVMH Moet Hennessy Louis Vuitton SA	3,786	615,261
Natixis SA	12,622	86,829
Orange SA	25,113	377,510
Pernod-Ricard SA	2,875	325,417
Peugeot SA*	5,303	67,999
Publicis Groupe	2,455	168,543
Remy Cointreau SA	325	23,392
Renault SA	2,603	188,498
Rexel SA	3,657	68,226
Safran SA	3,671	238,165
Sanofi SA	16,066	1,816,862
Schneider Electric SE	7,060	542,011
SCOR SE	2,064	64,465
Societe BIC SA	383	49,377
Societe Generale SA	9,752	497,726
Sodexo	1,276	124,836
Suez Environnement SA	3,800	64,273
Technip SA	1,385	116,490
Thales SA	1,260	67,100
Total SA	28,983	1,882,907
Unibail-Rodamco SE	1,321	339,777
Valeo SA	1,022	113,704
Vallourec SA	1,464	67,307
Veolia Environnement SA	5,711	100,814
Vinci SA	6,548	380,377
Vivendi*	16,391	395,725
Wendel SA	424	48,056
Zodiac Aerospace	2,518	80,298
		16,360,813

Germany - 8.4%
adidas AG	2,833	211,951
Allianz SE	6,182	1,001,901
Axel Springer AG	531	29,227
BASF SE	12,440	1,140,871
Bayer AG	11,200	1,568,374
Bayerische Motoren Werke AG:
Common	4,484	481,379
Preferred	729	59,308
Beiersdorf AG	1,365	113,998
Brenntag AG	2,092	102,783
Celesio AG	682	22,683
Commerzbank AG*	13,107	195,954
Continental AG	1,489	283,246
Daimler AG	13,041	1,000,033
Deutsche Bank AG	18,682	655,205
Deutsche Boerse AG	2,614	176,026
Deutsche Lufthansa AG	3,098	48,918
Deutsche Post AG	13,107	420,210
Deutsche Telekom AG	42,201	639,446
Deutsche Wohnen AG	3,875	82,789
E.ON SE	27,101	496,025
Fraport AG Frankfurt Airport Services Worldwide	496	32,605
Fresenius Medical Care AG & Co. KGaA	2,930	204,594
Fresenius SE & Co. KGaA	5,114	253,100
Fuchs Petrolub SE, Preferred	954	36,259
GEA Group AG	2,476	108,003
Hannover Rueck SE	816	65,964
HeidelbergCement AG	1,908	126,051
Henkel AG & Co. KGaA:
Common	1,583	147,895
Preferred	2,413	240,887
Hochtief AG	281	19,341
Hugo Boss AG	429	53,606
Infineon Technologies AG	15,272	157,993
K+S AG	2,333	66,150
Kabel Deutschland Holding AG	297	40,352
Lanxess AG	1,239	68,376
Linde AG	2,514	482,989
MAN SE	473	53,216
Merck KGAA	1,750	161,376
Metro AG*	2,194	72,251
Muenchener Rueckversicherungs AG	2,342	462,956
OSRAM Licht AG*	1,196	44,543
Porsche Automobil Holding SE, Preferred	2,073	166,059
RTL Group SA	520	44,577
RWE AG	6,628	258,231
SAP SE	12,479	899,738
Siemens AG	10,739	1,279,670
Sky Deutschland AG*	5,895	50,088
ThyssenKrupp AG*	6,132	160,858
United Internet AG	1,576	67,054
Volkswagen AG:
Common	399	82,777
Preferred	2,201	456,901
		15,094,787

Hong Kong - 2.9%
AIA Group Ltd.	163,135	843,517
ASM Pacific Technology Ltd.	3,231	31,977
Bank of East Asia Ltd.	17,343	70,467
BOC Hong Kong Holdings Ltd.	50,119	159,749
Cathay Pacific Airways Ltd.	15,862	29,252
Cheung Kong Holdings Ltd.	18,822	309,783
Cheung Kong Infrastructure Holdings Ltd.	8,197	57,585
CLP Holdings Ltd.	25,663	205,900
First Pacific Co. Ltd.	31,784	32,910
Galaxy Entertainment Group Ltd.	31,589	183,474
Genting Singapore plc	82,916	74,102
Hang Lung Properties Ltd.	30,372	86,247
Hang Seng Bank Ltd.	10,357	166,460
Henderson Land Development Co. Ltd.	14,073	91,162
HKT Trust / HKT Ltd.	35,621	43,030
Hong Kong & China Gas Co. Ltd.	85,455	185,328
Hong Kong Exchanges and Clearing Ltd.	15,017	323,549
Hutchison Whampoa Ltd.	28,871	349,503
Hysan Development Co. Ltd.	8,578	39,659
Kerry Properties Ltd.	8,736	29,251
Li & Fung Ltd.	79,264	90,034
Link REIT	31,299	180,580
MGM China Holdings Ltd.	12,769	36,589
MTR Corp. Ltd.	19,637	77,006
New World Development Co. Ltd.	70,407	81,968
Noble Group Ltd.	58,404	59,521
NWS Holdings Ltd.	20,272	36,550
PCCW Ltd.	53,762	33,857
Power Assets Holdings Ltd.	18,789	166,356
Sands China Ltd.	32,770	170,920
Shangri-La Asia Ltd.	18,947	28,061
Sino Land Co.	40,745	63,282
SJM Holdings Ltd.	26,327	50,179
Sun Hung Kai Properties Ltd.:
Common	22,139	313,911
Warrants*	1,567	2,619
Swire Pacific Ltd.	8,585	110,782
Swire Properties Ltd.	15,726	49,112
Techtronic Industries Co.	18,447	53,453
The Wharf Holdings Ltd.	20,520	146,006
Wheelock & Co. Ltd.	12,289	58,795
Wynn Macau Ltd.	21,079	67,052
Yue Yuen Industrial Holdings Ltd.	9,973	30,439
		5,219,977

Ireland - 0.4%
Bank of Ireland*	372,583	145,843
CRH plc	10,009	228,881
James Hardie Industries plc	6,031	63,062
Kerry Group plc	2,142	150,977
Ryanair Holdings plc*	2,271	21,587
		610,350

Israel - 0.5%
Bank Hapoalim BM	14,216	80,170
Bank Leumi Le-Israel BM*	17,962	72,765
Bezeq Israeli Telecommunication Corp. Ltd.	25,693	44,375
Delek Group Ltd.	63	23,862
Israel Chemicals Ltd.	5,987	43,078
Israel Corp. Ltd.*	36	20,263
Mizrahi Tefahot Bank Ltd.*	1,851	22,129
NICE-Systems Ltd.	769	31,152
Teva Pharmaceutical Industries Ltd.	11,579	624,694
		962,488

Italy - 2.3%
Assicurazioni Generali SpA	15,814	332,672
Atlantia SpA	5,592	138,043
Banca Monte dei Paschi di Siena SpA*	58,904	77,651
Banco Popolare SC*	4,905	72,031
Enel Green Power SpA	23,702	60,635
Enel SpA	89,152	473,028
ENI SpA	34,455	820,964
Exor SpA	1,323	51,353
Fiat SpA:
Common*	11,859	114,404
Rights (b)*	11,859	—
Finmeccanica SpA*	5,439	52,917
Intesa Sanpaolo SpA:
Milano Stock Exchange	157,536	478,603
OTC	12,533	33,613
Luxottica Group SpA	2,266	117,942
Mediobanca SpA*	8,166	70,219
Pirelli & C. SpA	3,197	44,244
Prysmian SpA	2,740	50,893
Saipem SpA*	3,586	76,252
Snam SpA	27,480	151,982
Telecom Italia SpA*	136,291	156,176
Telecom Italia SpA - RSP	81,618	72,502
Terna Rete Elettrica Nazionale SpA	20,417	102,658
UniCredit SpA	59,787	472,586
Unione di Banche Italiane SCPA	11,602	97,568
UnipolSai SpA	12,328	34,869
		4,153,805

Japan - 20.4%
ABC-Mart, Inc.	354	18,075
Acom Co. Ltd.*	5,364	17,949
Advantest Corp.	2,145	27,655
Aeon Co. Ltd.	8,597	85,598
Aeon Financial Service Co. Ltd.	1,519	32,506
Aeon Mall Co. Ltd.	1,531	29,217
Air Water, Inc.	2,003	29,805
Aisin Seiki Co. Ltd.	2,594	93,543
Ajinomoto Co., Inc.	7,901	131,473
Alfresa Holdings Corp.	2,368	34,135
Amada Co. Ltd.	4,796	45,697
ANA Holdings, Inc.	15,597	36,278
Aozora Bank Ltd.	15,526	52,520
Asahi Glass Co. Ltd.	13,661	74,063
Asahi Group Holdings Ltd.	5,239	151,569
Asahi Kasei Corp.	17,097	138,803
Asics Corp.	2,150	48,440
Astellas Pharma, Inc.	29,077	432,940
Bandai Namco Holdings, Inc.	2,387	61,267
Bank of Kyoto Ltd.	4,587	38,101
Benesse Holdings, Inc.	895	29,378
Bridgestone Corp.	8,810	290,949
Brother Industries Ltd.	3,170	58,645
Calbee, Inc.	994	32,537
Canon, Inc.	15,354	499,854
Casio Computer Co. Ltd.	2,812	46,869
Central Japan Railway Co.	1,953	263,813
Chiba Bank Ltd.	10,079	70,119
Chiyoda Corp.	2,099	23,177
Chubu Electric Power Co., Inc.*	8,726	100,169
Chugai Pharmaceutical Co. Ltd.	3,032	87,774
Chugoku Bank Ltd.	2,202	32,345
Chugoku Electric Power Co., Inc.	3,989	51,138
Citizen Holdings Co. Ltd.	3,552	23,286
Credit Saison Co. Ltd.	1,994	38,417
Dai Nippon Printing Co. Ltd.	7,589	76,080
Daicel Corp.	3,678	39,941
Daido Steel Co. Ltd.	3,796	15,125
Daihatsu Motor Co. Ltd.	2,583	41,003
Dai-ichi Life Insurance Co. Ltd.	14,445	214,420
Daiichi Sankyo Co. Ltd.	8,642	135,609
Daikin Industries Ltd.	3,175	196,796
Daito Trust Construction Co. Ltd.	982	115,996
Daiwa House Industry Co. Ltd.	8,050	144,412
Daiwa Securities Group, Inc.	22,509	178,328
Dena Co. Ltd.	1,418	18,036
Denso Corp.	6,585	303,507
Dentsu, Inc.	2,929	111,498
Don Quijote Co. Ltd.	788	45,193
East Japan Railway Co.	4,547	340,792
Eisai Co. Ltd.	3,414	138,054
Electric Power Development Co. Ltd.	1,567	51,221
FamilyMart Co. Ltd.	787	30,030
FANUC Corp.	2,595	468,721
Fast Retailing Co. Ltd.	718	240,293
Fuji Electric Co. Ltd.	7,525	36,433
Fuji Heavy Industries Ltd.	7,952	262,904
FUJIFILM Holdings Corp.	6,273	192,751
Fujitsu Ltd.	25,232	155,292
Fukuoka Financial Group, Inc.	10,400	49,594
Gree, Inc.	1,435	9,787
GungHo Online Entertainment, Inc.	5,419	25,841
Gunma Bank Ltd.	5,106	29,423
Hachijuni Bank Ltd.	5,603	33,667
Hakuhodo DY Holdings, Inc.	3,133	31,708
Hamamatsu Photonics KK	957	45,461
Hankyu Hanshin Holdings, Inc.	15,498	90,296
Hikari Tsushin, Inc.	224	15,910
Hino Motors Ltd.	3,475	48,604
Hirose Electric Co. Ltd.	403	49,753
Hisamitsu Pharmaceutical Co., Inc.	767	27,554
Hitachi Chemical Co. Ltd.	1,400	24,892
Hitachi Construction Machinery Co. Ltd.	1,445	29,091
Hitachi High-Technologies Corp.	833	23,925
Hitachi Ltd.	65,465	499,904
Hitachi Metals Ltd.	2,882	51,925
Hokuhoku Financial Group, Inc.	16,350	32,051
Hokuriku Electric Power Co.	2,261	29,707
Honda Motor Co. Ltd.	22,080	765,024
HOYA Corp.	5,891	197,879
Hulic Co. Ltd.	3,203	33,877
Ibiden Co. Ltd.	1,622	31,590
Idemitsu Kosan Co. Ltd.	1,182	25,090
IHI Corp.	18,855	97,649
Iida Group Holdings Co. Ltd.	2,176	26,626
INPEX Corp.	11,883	167,884
Isetan Mitsukoshi Holdings Ltd.	4,511	58,735
Isuzu Motors Ltd.	8,044	113,676
ITOCHU Corp.	20,392	249,148
Itochu Techno-Solutions Corp.	322	13,535
Iyo Bank Ltd.	3,263	33,024
J Front Retailing Co. Ltd.	3,200	41,869
Japan Airlines Co. Ltd.	1,608	43,985
Japan Display, Inc.*	4,850	23,393
Japan Exchange Group, Inc.	3,532	83,828
Japan Prime Realty Investment Corp.	10	36,017
Japan Real Estate Investment Corp.	16	82,279
Japan Retail Fund Investment Corp.	31	62,466
Japan Tobacco, Inc.	14,898	484,533
JFE Holdings, Inc.	6,657	132,836
JGC Corp.	2,806	76,601
Joyo Bank Ltd.	9,017	44,396
JSR Corp.	2,399	41,844
JTEKT Corp.	2,759	46,136
JX Holdings, Inc.	30,419	140,203
Kajima Corp.	11,369	54,422
Kakaku.com, Inc.	1,981	28,141
Kamigumi Co. Ltd.	3,134	29,661
Kaneka Corp.	3,763	21,032
Kansai Electric Power Co., Inc.*	9,535	90,112
Kansai Paint Co. Ltd.	3,114	46,508
Kao Corp.	6,988	272,479
Kawasaki Heavy Industries Ltd.	19,247	76,865
KDDI Corp.	7,896	474,660
Keikyu Corp.	6,301	52,626
Keio Corp.	7,775	57,493
Keisei Electric Railway Co. Ltd.	3,707	37,247
Keyence Corp.	617	268,149
Kikkoman Corp.	1,979	42,061
Kintetsu Corp.	24,532	82,538
Kirin Holdings Co. Ltd.	11,109	147,529
Kobe Steel Ltd.	41,947	68,079
Koito Manufacturing Co. Ltd.	1,296	35,202
Komatsu Ltd.	12,649	292,539
Konami Corp.	1,350	28,139
Konica Minolta, Inc.	6,480	69,955
Kubota Corp.	15,239	240,726
Kuraray Co. Ltd.	4,631	54,301
Kurita Water Industries Ltd.	1,361	30,366
Kyocera Corp.	4,347	202,576
Kyowa Hakko Kirin Co. Ltd.	3,099	38,005
Kyushu Electric Power Co., Inc.*	5,736	61,819
Lawson, Inc.	883	61,752
LIXIL Group Corp.	3,604	76,993
M3, Inc.	2,606	41,820
Mabuchi Motor Co. Ltd.	330	28,765
Makita Corp.	1,611	91,071
Marubeni Corp.	22,361	153,076
Marui Group Co. Ltd.	3,212	26,446
Maruichi Steel Tube Ltd.	631	15,494
Mazda Motor Corp.	7,312	183,275
McDonald’s Holdings Company (Japan), Ltd.	893	22,090
Medipal Holdings Corp.	1,807	21,962
MEIJI Holdings Co. Ltd.	827	65,376
Miraca Holdings, Inc.	752	31,095
Mitsubishi Chemical Holdings Corp.	18,361	90,336
Mitsubishi Corp.	19,036	389,832
Mitsubishi Electric Corp.	26,173	348,536
Mitsubishi Estate Co. Ltd.	16,948	381,456
Mitsubishi Gas Chemical Co., Inc.	5,198	33,129
Mitsubishi Heavy Industries Ltd.	41,123	264,567
Mitsubishi Logistics Corp.	1,655	23,752
Mitsubishi Materials Corp.	15,022	48,624
Mitsubishi Motors Corp.	8,680	105,339
Mitsubishi Tanabe Pharma Corp.	3,018	44,276
Mitsubishi UFJ Financial Group, Inc.	172,657	976,356
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,622	34,597
Mitsui & Co. Ltd.	23,115	364,508
Mitsui Chemicals, Inc.*	10,989	30,560
Mitsui Fudosan Co. Ltd.	12,627	386,783
Mitsui OSK Lines Ltd.	14,592	46,567
Mizuho Financial Group, Inc.	312,265	557,763
MS&AD Insurance Group Holdings, Inc.	6,861	149,669
Murata Manufacturing Co. Ltd.	2,745	312,105
Nabtesco Corp.	1,551	37,179
Nagoya Railroad Co. Ltd.	11,443	45,908
NEC Corp.	33,100	114,383
Nexon Co. Ltd.	1,771	14,614
NGK Insulators Ltd.	3,549	84,522
NGK Spark Plug Co. Ltd.	2,422	71,219
NH Foods Ltd.	2,330	49,415
NHK Spring Co. Ltd.	2,132	20,897
Nidec Corp.	2,750	186,050
Nikon Corp.	4,615	66,695
Nintendo Co. Ltd.	1,439	156,528
Nippon Building Fund, Inc.	19	99,959
Nippon Electric Glass Co. Ltd.	5,350	26,049
Nippon Express Co. Ltd.	11,422	47,802
Nippon Paint Holdings Co. Ltd.	2,318	52,098
Nippon Prologis REIT, Inc.	18	41,867
Nippon Steel & Sumitomo Metal Corp.	102,970	267,201
Nippon Telegraph & Telephone Corp.	5,080	315,940
Nippon Yusen KK	21,714	57,218
Nissan Motor Co. Ltd.	33,676	328,239
Nisshin Seifun Group, Inc.	2,863	28,297
Nissin Foods Holdings Co. Ltd.	789	41,006
Nitori Holdings Co. Ltd.	922	57,081
Nitto Denko Corp.	2,118	116,159
NOK Corp.	1,279	29,341
Nomura Holdings, Inc.	49,184	293,198
Nomura Real Estate Holdings, Inc.	1,667	28,636
Nomura Research Institute Ltd.	1,512	48,872
NSK Ltd.	6,346	90,322
NTT Data Corp.	1,696	61,082
NTT DoCoMo, Inc.	20,692	345,354
NTT Urban Development Corp.	1,548	16,288
Obayashi Corp.	8,795	60,224
Odakyu Electric Railway Co. Ltd.	8,484	77,588
Oji Holdings Corp.	10,730	40,602
Olympus Corp.*	3,248	116,534
Omron Corp.	2,768	125,686
Ono Pharmaceutical Co. Ltd.	1,117	99,198
Oracle Corp. Japan	512	19,980
Oriental Land Co. Ltd.	677	127,993
ORIX Corp.	17,916	247,157
Osaka Gas Co. Ltd.	25,396	102,047
Otsuka Corp.	638	25,363
Otsuka Holdings Co. Ltd.	5,288	182,253
Panasonic Corp.	29,902	355,661
Park24 Co. Ltd.	1,324	21,126
Rakuten, Inc.	10,780	124,141
Resona Holdings, Inc.	29,904	168,613
Ricoh Co. Ltd.	9,584	102,940
Rinnai Corp.	491	40,784
Rohm Co. Ltd.	1,305	82,102
Sankyo Co. Ltd.	655	23,471
Sanrio Co. Ltd.	658	19,079
Santen Pharmaceutical Co. Ltd.	998	55,872
SBI Holdings, Inc.	2,716	30,410
Secom Co. Ltd.	2,843	169,349
Sega Sammy Holdings, Inc.	2,504	40,297
Seibu Holdings, Inc.	1,621	32,368
Seiko Epson Corp.	1,759	84,522
Sekisui Chemical Co. Ltd.	5,769	66,172
Sekisui House Ltd.	7,442	87,669
Seven & I Holdings Co. Ltd.	10,205	395,825
Seven Bank Ltd.	8,003	32,618
Sharp Corp.*	20,579	58,543
Shikoku Electric Power Co., Inc.*	2,398	30,742
Shimadzu Corp.	3,183	27,542
Shimamura Co. Ltd.	297	27,297
Shimano, Inc.	1,067	129,781
Shimizu Corp.	7,949	62,693
Shin-Etsu Chemical Co. Ltd.	5,559	363,318
Shinsei Bank Ltd.	22,180	47,525
Shionogi & Co. Ltd.	4,042	92,726
Shiseido Co. Ltd.	4,875	80,431
Shizuoka Bank Ltd.	7,206	74,179
Showa Shell Sekiyu KK	2,532	24,148
SMC Corp.	746	205,758
Softbank Corp.	13,009	912,023
Sompo Japan Nipponkoa Holdings, Inc.	4,500	109,182
Sony Corp.	14,149	256,856
Sony Financial Holdings, Inc.	2,338	37,817
Stanley Electric Co. Ltd.	1,918	41,482
Sumitomo Chemical Co. Ltd.	20,179	71,940
Sumitomo Corp.	15,244	168,250
Sumitomo Dainippon Pharma Co. Ltd.	2,139	27,246
Sumitomo Electric Industries Ltd.	10,215	150,932
Sumitomo Heavy Industries Ltd.	7,434	41,822
Sumitomo Metal Mining Co. Ltd.	7,089	99,799
Sumitomo Mitsui Financial Group, Inc.	17,236	702,641
Sumitomo Mitsui Trust Holdings, Inc.	44,938	187,045
Sumitomo Realty & Development Co. Ltd.	4,836	172,077
Sumitomo Rubber Industries, Inc.	2,298	32,666
Suntory Beverage & Food Ltd.	1,883	66,787
Suruga Bank Ltd.	2,428	48,394
Suzuken Co. Ltd.	947	27,285
Suzuki Motor Corp.	4,939	163,718
Sysmex Corp.	1,968	79,133
T&D Holdings, Inc.	7,845	100,749
Taiheiyo Cement Corp.	15,926	60,117
Taisei Corp.	13,899	78,445
Taisho Pharmaceutical Holdings Co. Ltd.	424	29,033
Taiyo Nippon Sanso Corp.	3,201	28,223
Takashimaya Co. Ltd.	3,557	29,740
Takeda Pharmaceutical Co. Ltd.	10,695	464,953
TDK Corp.	1,667	93,021
Teijin Ltd.	12,574	30,382
Terumo Corp.	4,114	98,616
The Bank of Yokohama Ltd.	15,749	86,618
The Hiroshima Bank Ltd.	6,723	33,040
THK Co. Ltd.	1,529	38,059
Tobu Railway Co. Ltd.	13,838	69,647
Toho Co. Ltd.	1,524	34,461
Toho Gas Co. Ltd.	5,503	31,008
Tohoku Electric Power Co., Inc.	6,129	69,631
Tokio Marine Holdings, Inc.	9,380	291,000
Tokyo Electric Power Co., Inc.*	19,589	68,586
Tokyo Electron Ltd.	2,323	151,612
Tokyo Gas Co. Ltd.	32,393	182,086
Tokyo Tatemono Co. Ltd.	5,529	44,716
Tokyu Corp.	15,402	100,971
Tokyu Fudosan Holdings Corp.	6,460	44,294
TonenGeneral Sekiyu KK	3,798	33,210
Toppan Printing Co. Ltd.	7,520	54,030
Toray Industries, Inc.	19,887	131,462
Toshiba Corp.	54,524	252,647
TOTO Ltd.	3,806	41,851
Toyo Seikan Group Holdings Ltd.	2,195	27,198
Toyo Suisan Kaisha Ltd.	1,192	39,561
Toyoda Gosei Co. Ltd.	873	17,034
Toyota Industries Corp.	2,206	106,604
Toyota Motor Corp.	37,360	2,201,574
Toyota Tsusho Corp.	2,877	70,092
Trend Micro, Inc.	1,414	47,832
Unicharm Corp.	5,043	114,976
United Urban Investment Corp.	33	50,640
USS Co. Ltd.	2,947	45,142
West Japan Railway Co.	2,230	99,824
Yahoo! Japan Corp.	19,328	73,488
Yakult Honsha Co. Ltd.	1,182	62,077
Yamada Denki Co. Ltd.	11,691	34,111
Yamaguchi Financial Group, Inc.	2,842	26,846
Yamaha Corp.	2,253	29,437
Yamaha Motor Co. Ltd.	3,553	69,489
Yamato Holdings Co. Ltd.	4,926	91,693
Yamato Kogyo Co. Ltd.	515	17,186
Yamazaki Baking Co. Ltd.	1,480	19,081
Yaskawa Electric Corp.	3,052	41,324
Yokogawa Electric Corp.	2,888	37,971
Yokohama Rubber Co. Ltd.	2,762	23,899
		36,533,083

Luxembourg - 0.3%
Altice SA*	1,174	62,157
ArcelorMittal	13,533	186,260
Millicom International Cellular SA (SDR)	895	71,855
ProSiebenSat.1 Media AG	2,963	118,041
SES SA (FDR)	4,115	142,241
		580,554

Netherlands - 4.9%
Aegon NV	24,538	202,388
Airbus Group NV	7,960	500,745
Akzo Nobel NV	3,247	222,424
ASML Holding NV	4,841	481,805
CNH Industrial NV*	12,828	102,047
Corio NV	955	46,818
Delta Lloyd NV	2,756	66,451
Fugro NV (CVA)	997	30,170
Gemalto NV	1,072	98,381
Heineken Holding NV	1,365	90,264
Heineken NV	3,120	233,383
ING Groep NV (CVA)*	52,220	745,761
Koninklijke Ahold NV, Amsterdam Stock Exchange	12,601	203,983
Koninklijke Boskalis Westminster NV	1,173	66,030
Koninklijke DSM NV	2,334	143,983
Koninklijke KPN NV*	43,377	138,957
Koninklijke Philips NV	13,142	419,257
Koninklijke Vopak NV	945	50,982
OCI NV*	1,132	34,955
QIAGEN NV*	3,162	71,988
Randstad Holding NV	1,707	79,449
Reed Elsevier NV	9,460	214,654
Royal Dutch Shell plc:
Series A	53,256	2,037,112
Series B	33,053	1,306,403
Tenaris SA	6,395	146,561
TNT Express NV	5,964	37,759
Unilever NV (CVA)	22,063	878,392
Wolters Kluwer NV	4,088	109,020
Ziggo NV*	2,031	95,119
		8,855,241

New Zealand - 0.1%
Auckland International Airport Ltd., New Zealand Stock Exchange	12,801	38,360
Contact Energy Ltd.	4,928	22,938
Fletcher Building Ltd.	9,316	63,665
Ryman Healthcare Ltd.	5,016	30,492
Spark New Zealand Ltd.	24,765	57,249
Xero Ltd.*	857	14,408
		227,112

Norway - 0.8%
Akastor ASA	2,025	8,144
Aker Solutions ASA*	2,025	20,164
DnB ASA	13,236	247,737
Gjensidige Forsikring ASA	2,688	56,835
Norsk Hydro ASA	18,214	101,848
Orkla ASA	11,040	99,796
Seadrill Ltd.	5,084	136,289
StatoilHydro ASA	15,115	412,012
Telenor ASA	10,270	225,298
Yara International ASA	2,451	123,020
		1,431,143

Portugal - 0.2%
Banco Comercial Portugues SA*	473,491	61,940
Banco Espirito Santo SA (b)*	34,023	1,191
Energias de Portugal SA	31,365	136,834
Galp Energia SGPS SA, B Shares	5,222	84,863
Jeronimo Martins SGPS SA	3,383	37,241
		322,069

Singapore - 1.4%
Ascendas Real Estate Investment Trust	27,449	48,417
CapitaCommercial Trust	27,601	34,512
CapitaLand Ltd.	34,718	87,094
CapitaMall Trust	32,554	48,744
City Developments Ltd.	5,499	41,471
ComfortDelgro Corp. Ltd.	27,437	51,622
DBS Group Holdings Ltd.	23,234	335,505
Global Logistic Properties Ltd.	41,905	89,027
Golden Agri-Resources Ltd.	94,904	38,316
Hutchison Port Holdings Trust	76,107	53,275
Jardine Cycle & Carriage Ltd.	1,434	48,238
Keppel Corp. Ltd.	19,681	162,003
Keppel Land Ltd.	9,350	25,655
Olam International Ltd.	6,685	12,316
Oversea-Chinese Banking Corp. Ltd.	39,326	300,278
SembCorp Industries Ltd.	13,214	53,660
SembCorp Marine Ltd.	11,235	32,941
Singapore Airlines Ltd.	7,257	55,981
Singapore Exchange Ltd.	10,803	61,231
Singapore Press Holdings Ltd.	21,679	71,380
Singapore Technologies Engineering Ltd.	21,113	60,413
Singapore Telecommunications Ltd.	107,971	321,644
StarHub Ltd.	8,105	26,178
United Overseas Bank Ltd.	17,233	302,618
UOL Group Ltd.	6,217	32,216
Wilmar International Ltd.	25,821	62,549
Yangzijiang Shipbuilding Holdings Ltd.	25,787	23,854
		2,481,138

Spain - 3.5%
Abertis Infraestructuras SA	5,475	108,124
ACS Actividades de Construccion y Servicios SA	2,392	91,887
Amadeus IT Holding SA	5,152	192,691
Banco Bilbao Vizcaya Argentaria SA:
Common	79,736	961,620
Rights*	79,736	7,954
Banco de Sabadell SA	46,187	136,703
Banco Popular Espanol SA:
Common	24,103	147,518
Rights*	24,103	335
Banco Santander SA	162,779	1,564,373
Bankia SA*	62,396	116,448
CaixaBank	24,046	146,382
Caixabank SA (b)*	264	1,609
Distribuidora Internacional de Alimentacion SA	8,377	60,123
Enagas SA	2,748	88,586
Ferrovial SA	5,563	107,863
Gas Natural SDG SA	4,743	139,603
Grifols SA	2,020	82,743
Iberdrola SA	69,021	494,155
Inditex SA	14,774	408,081
International Consolidated Airlines Group SA, OTC*	13,813	82,237
Mapfre SA	12,417	43,964
Red Electrica de Espana SA	1,465	126,826
Repsol SA	13,799	327,571
Telefonica Deutschland Holding AG*	3,753	19,619
Telefonica SA	55,475	858,441
Zardoya Otis SA	2,441	30,268
		6,345,724

Sweden - 2.9%
Alfa Laval AB	4,260	91,125
Assa Abloy AB, Series B	4,525	233,583
Atlas Copco AB:
Series A	9,095	260,827
Series B	5,285	137,213
Boliden AB	3,676	59,637
Electrolux AB, Series B	3,258	86,166
Elekta AB, Series B	4,954	48,833
Getinge AB, Series B	2,710	68,369
Hennes & Mauritz AB, B Shares	12,859	533,561
Hexagon AB, B Shares	3,454	109,582
Husqvarna AB, Series B	5,478	38,781
Industrivarden AB, C Shares	1,989	34,748
Investment AB Kinnevik, Series B	3,188	115,143
Investor AB, Series B	6,169	218,110
Lundin Petroleum AB*	2,949	49,885
Nordea Bank AB	41,139	535,179
Sandvik AB	14,441	162,855
Securitas AB, Series B	4,208	46,726
Skandinaviska Enskilda Banken AB	20,573	274,761
Skanska AB, Series B	5,146	106,441
SKF AB, Series B	5,362	111,949
Svenska Cellulosa AB SCA, Series B	7,951	189,576
Svenska Handelsbanken AB	6,760	317,956
Swedbank AB	12,265	308,747
Swedish Match AB	2,735	88,665
Tele2 AB, B Shares	4,288	51,773
Telefonaktiebolaget LM Ericsson, Series B	41,218	523,073
TeliaSonera AB	32,256	223,082
Volvo AB, Series B	20,771	225,751
		5,252,097

Switzerland - 9.5%
ABB Ltd.*	29,783	669,498
Actelion Ltd.*	1,384	162,653
Adecco SA*	2,307	156,568
Aryzta AG*	1,181	101,779
Baloise Holding AG	643	82,432
Barry Callebaut AG*	29	32,231
Chocoladefabriken Lindt & Spruengli AG:
Participation Certificate	12	59,915
Registered Shares	1	59,322
Cie Financiere Richemont SA	7,070	579,702
Coca-Cola HBC AG*	2,692	58,199
Credit Suisse Group AG*	20,537	568,902
EMS-Chemie Holding AG	110	45,730
Geberit AG	511	165,137
Givaudan SA*	125	199,885
Glencore plc*	143,875	800,835
Holcim Ltd.*	3,101	226,032
Julius Baer Group Ltd.*	3,031	135,920
Kuehne + Nagel International AG	731	92,259
Lonza Group AG*	716	86,470
Nestle SA	43,677	3,211,040
Novartis AG	31,155	2,939,274
Pargesa Holding SA	415	33,029
Partners Group Holding AG	235	61,852
Roche Holding AG	9,515	2,819,001
Schindler Holding AG:
Participation Certificates	625	84,768
Registered Shares	285	37,998
SGS SA	74	153,413
Sika AG	29	100,516
Sonova Holding AG	727	116,101
STMicroelectronics NV	8,632	66,706
Sulzer AG	322	39,595
Swatch Group AG:
Bearer Shares	417	198,168
Registered Shares	672	58,793
Swiss Life Holding AG*	434	103,646
Swiss Prime Site AG*	772	57,281
Swiss Re AG*	4,769	380,053
Swisscom AG	315	178,837
Syngenta AG	1,261	401,572
Transocean Ltd.	4,902	158,467
UBS AG*	49,454	862,230
Zurich Insurance Group AG*	2,022	602,654
		16,948,463

United Kingdom - 18.4%
3i Group plc	13,163	81,828
Aberdeen Asset Management plc	12,460	80,934
Admiral Group plc	2,621	54,539
Aggreko plc	3,468	87,068
AMEC plc	4,038	72,301
Anglo American plc	18,915	424,574
Antofagasta plc	5,341	62,455
ARM Holdings plc	19,072	280,243
ASOS plc*	728	26,566
Associated British Foods plc	4,825	209,643
AstraZeneca plc	17,098	1,231,645
Aviva plc	39,922	338,953
Babcock International Group plc	6,738	119,334
BAE Systems plc	42,772	327,078
Barclays plc	222,105	819,322
BG Group plc	46,189	853,992
BHP Billiton plc	28,606	795,668
BP plc	249,712	1,836,451
British American Tobacco plc	25,370	1,432,715
British Sky Broadcasting Group plc	13,984	200,037
BT Group plc	107,239	660,221
Bunzl plc	4,522	118,078
Burberry Group plc	6,009	147,257
Capita plc	8,952	168,999
Carnival plc*	2,488	99,426
Centrica plc	68,258	340,747
Cobham plc	15,421	72,806
Compass Group plc	22,750	367,679
Croda International plc	1,839	61,232
Diageo plc	34,020	984,879
Direct Line Insurance Group plc	20,316	96,937
Dixons Carphone plc	13,263	78,793
easyJet plc	2,133	49,227
Experian plc	13,457	214,651
Fresnillo plc	2,971	36,621
Friends Life Group Ltd.	19,207	95,976
G4S plc	21,015	85,447
GKN plc	22,218	115,021
GlaxoSmithKline plc	65,778	1,507,417
Hammerson plc	9,655	89,961
Hargreaves Lansdown plc	3,187	48,846
HSBC Holdings plc	258,289	2,622,770
ICAP plc	7,401	46,489
IMI plc	3,664	73,092
Imperial Tobacco Group plc	12,962	560,037
Inmarsat plc	5,724	65,077
InterContinental Hotels Group plc	3,208	123,777
Intertek Group plc	2,185	92,882
Intu Properties plc, REIT	12,027	62,946
Investec plc	7,420	62,577
ITV plc	51,878	174,839
J Sainsbury plc	16,800	68,526
Johnson Matthey plc	2,775	131,373
Kingfisher plc	32,096	168,606
Land Securities Group plc	10,704	180,373
Legal & General Group plc	80,153	297,561
Lloyds TSB Group plc*	773,357	964,156
London Stock Exchange Group plc	2,398	72,650
Marks & Spencer Group plc	22,110	145,086
Meggitt plc	10,910	79,837
Melrose Industries plc	14,516	58,315
National Grid plc	50,583	728,497
Next plc	2,099	224,851
Old Mutual plc	66,344	195,509
Pearson plc	11,093	223,091
Persimmon plc*	4,133	89,419
Petrofac Ltd.	3,487	58,646
Prudential plc	34,730	775,057
Randgold Resources Ltd.	1,191	81,302
Reckitt Benckiser Group plc	8,809	764,348
Reed Elsevier plc	15,543	249,059
Rexam plc	9,534	76,046
Rio Tinto plc	17,233	847,284
Rolls-Royce Holdings plc*	25,467	398,374
Royal Bank of Scotland Group plc*	34,000	203,036
Royal Mail plc	8,803	55,995
RSA Insurance Group plc*	13,714	107,763
SABMiller plc	13,060	726,097
Sage Group plc	14,850	88,005
Schroders plc	1,683	65,264
Segro plc	9,976	58,748
Severn Trent plc	3,240	98,632
Shire plc	7,977	690,862
Smith & Nephew plc	12,092	203,958
Smiths Group plc	5,342	109,512
Sports Direct International plc*	3,619	36,303
SSE plc	13,204	331,289
Standard Chartered plc	33,424	618,250
Standard Life plc	32,378	217,611
Subsea 7 SA	3,782	53,988
Tate & Lyle plc	6,308	60,514
Tesco plc	109,944	332,018
The British Land Co. plc	13,020	148,343
The Weir Group plc	2,889	117,232
Travis Perkins plc	3,344	90,247
TUI Travel plc	6,762	42,672
Tullow Oil plc	12,329	128,873
Unilever plc	17,383	728,779
United Utilities Group plc	9,235	121,020
Vodafone Group plc	358,131	1,187,226
Whitbread plc	2,457	165,532
William Hill plc	11,809	70,826
William Morrison Supermarkets plc	28,463	77,692
Wolseley plc	3,602	189,395
WPP plc	17,979	361,574
		33,025,275

Total Equity Securities (Cost $144,992,535)		174,264,722

EXCHANGE TRADED PRODUCTS - 2.0%
iShares MSCI EAFE ETF	56,146	3,600,081

Total Exchange Traded Products (Cost $3,783,551)		3,600,081

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$235,479	235,479

Total Time Deposit (Cost $235,479)		235,479

TOTAL INVESTMENTS (Cost $149,011,565) - 99.2%		178,100,282
Other assets and liabilities, net - 0.8%		1,421,693
NET ASSETS - 100%		$179,521,975

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
CVA: Certificaten Van Aandelen
ETF: Exchange Traded Fund
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 96.0%	SHARES	VALUE
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,534	$168,055
Expeditors International of Washington, Inc.	3,436	139,433
		307,488

Automobiles - 0.6%
Tesla Motors, Inc.*	2,062	500,406

Beverages - 0.3%
Monster Beverage Corp.*	2,808	257,409

Biotechnology - 11.0%
Alexion Pharmaceuticals, Inc.*	3,316	549,859
Amgen, Inc.	12,704	1,784,404
Biogen Idec, Inc.*	3,978	1,315,962
Celgene Corp.*	13,386	1,268,725
Gilead Sciences, Inc.*	25,777	2,743,961
Regeneron Pharmaceuticals, Inc.*	1,659	598,103
Vertex Pharmaceuticals, Inc.*	3,906	438,683
		8,699,697

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,000	272,020

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,433	167,030

Communications Equipment - 5.6%
Cisco Systems, Inc.	86,106	2,167,288
F5 Networks, Inc.*	1,297	154,006
QUALCOMM, Inc.	28,231	2,110,832
		4,432,126

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	7,375	924,235
Whole Foods Market, Inc.	6,219	237,006
		1,161,241

Food Products - 2.4%
Keurig Green Mountain, Inc.	2,737	356,166
Kraft Foods Group, Inc.	9,957	561,575
Mondelez International, Inc.	28,408	973,400
		1,891,141

Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc.*	636	293,718

Health Care Providers & Services - 1.6%
Catamaran Corp.*	3,480	146,682
Express Scripts Holding Co.*	12,998	918,049
Henry Schein, Inc.*	1,435	167,134
		1,231,865

Health Care Technology - 0.4%
Cerner Corp.*	5,739	341,872

Hotels, Restaurants & Leisure - 2.0%
Marriott International, Inc.	4,909	343,139
Starbucks Corp.	12,594	950,344
Wynn Resorts Ltd.	1,690	316,165
		1,609,648

Household Durables - 0.2%
Garmin Ltd.	3,262	169,591

Internet & Catalog Retail - 5.8%
Amazon.com, Inc.*	7,715	2,487,625
Expedia, Inc.	1,964	172,086
Liberty Interactive Corp.*	7,754	221,144
Netflix, Inc.*	1,005	453,436
The Priceline Group, Inc.*	883	1,023,026
TripAdvisor, Inc.*	2,161	197,559
		4,554,876

Internet Software & Services - 15.1%
Akamai Technologies, Inc.*	3,007	179,819
Baidu, Inc. (ADR)*	4,605	1,004,949
eBay, Inc.*	21,219	1,201,632
Equinix, Inc.*	827	175,721
Facebook, Inc.*	33,436	2,642,781
Google, Inc.:
Class A*	4,724	2,779,649
Class C*	5,661	3,268,435
Yahoo!, Inc.*	16,952	690,794
		11,943,780

IT Services - 2.1%
Automatic Data Processing, Inc.	8,046	668,462
Cognizant Technology Solutions Corp.*	10,114	452,804
Fiserv, Inc.*	4,179	270,110
Paychex, Inc.	6,103	269,752
		1,661,128

Leisure Products - 0.2%
Mattel, Inc.	5,655	173,326

Life Sciences - Tools & Services - 0.5%
Illumina, Inc.*	2,152	352,756

Machinery - 0.4%
PACCAR, Inc.	5,917	336,529

Media - 6.9%
Charter Communications, Inc.*	1,836	277,915
Comcast Corp.	35,967	1,934,305
DIRECTV*	8,413	727,893
Discovery Communications, Inc.:
Class A*	2,448	92,534
Class C*	2,448	91,262
DISH Network Corp.*	3,666	236,750
Liberty Global plc*	3,703	157,526
Liberty Media Corp.:
Class A*	1,744	82,282
Class C*	3,488	163,901
Sirius XM Holdings, Inc.*	102,533	357,840
Twenty-First Century Fox, Inc.	23,991	822,651
Viacom, Inc., Class B	6,339	487,723
		5,432,582

Multiline Retail - 0.3%
Dollar Tree, Inc.*	3,478	195,011

Pharmaceuticals - 0.4%
Mylan, Inc.*	6,268	285,131

Professional Services - 0.2%
Verisk Analytics, Inc.*	2,811	171,162

Semiconductors & Semiconductor Equipment - 9.1%
Altera Corp.	5,417	193,820
Analog Devices, Inc.	5,199	257,299
Applied Materials, Inc.	20,412	441,103
Avago Technologies Ltd.	4,173	363,051
Broadcom Corp.	9,036	365,235
Intel Corp.	83,489	2,907,087
KLA-Tencor Corp.	2,815	221,766
Linear Technology Corp.	3,940	174,897
Maxim Integrated Products, Inc.	4,726	142,914
Micron Technology, Inc.*	17,951	615,001
NVIDIA Corp.	9,491	175,109
NXP Semiconductor NV*	4,221	288,843
Texas Instruments, Inc.	18,102	863,284
Xilinx, Inc.	4,520	191,422
		7,200,831

Software - 11.1%
Activision Blizzard, Inc.	12,000	249,480
Adobe Systems, Inc.*	8,351	577,806
Autodesk, Inc.*	3,788	208,719
CA, Inc.	7,546	210,835
Check Point Software Technologies Ltd.*	3,283	227,315
Citrix Systems, Inc.*	2,785	198,682
Intuit, Inc.	4,761	417,302
Microsoft Corp.	138,419	6,417,105
Symantec Corp.	11,632	273,468
		8,780,712

Specialty Retail - 1.3%
Bed Bath & Beyond, Inc.*	3,389	223,098
O'Reilly Automotive, Inc.*	1,793	269,596
Ross Stores, Inc.	3,621	273,675
Staples, Inc.	10,923	132,168
Tractor Supply Co.	2,333	143,503
		1,042,040

Technology Hardware, Storage & Peripherals - 14.5%
Apple, Inc.	101,058	10,181,593
NetApp, Inc.	5,695	244,657
SanDisk Corp.	3,775	369,761
Seagate Technology plc	5,452	312,236
Western Digital Corp.	3,953	384,706
		11,492,953

Trading Companies & Distributors - 0.3%
Fastenal Co.	4,958	222,614

Wireless Telecommunication Services - 0.9%
SBA Communications Corp.*	2,152	238,657
VimpelCom Ltd. (ADR)	27,609	199,337
Vodafone Group plc (ADR)	8,701	286,176
		724,170

Total Equity Securities (Cost $38,982,994)		75,904,853

EXCHANGE TRADED PRODUCTS - 1.7%
Powershares QQQ Trust, Series 1	14,000	1,383,060

Total Exchange Traded Products (Cost $1,331,816)		1,383,060

TIME DEPOSIT - 2.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$1,666,743	1,666,743

Total Time Deposit (Cost $1,666,743)		1,666,743

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.045%, 12/18/14^	200,000	199,981

Total U.S. Treasury Obligations (Cost $199,981)		199,981

TOTAL INVESTMENTS (Cost $42,181,534) - 100.1%		79,154,637
Other assets and liabilities, net - (0.1%)		(51,584)
NET ASSETS - 100%		$79,103,053

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	24	12/14	$1,941,480	$9,096

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

ASSET-BACKED SECURITIES - 0.5%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 2.84%, 5/15/19 (e)	$90,000	$91,027
Avis Budget Rental Car Funding AESOP LLC, 2.50%, 2/20/21 (e)	150,000	148,279
Citibank Credit Card Issuance Trust, 1.02%, 2/22/19	75,000	74,682
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	100,000	100,567
MVW Owner Trust, 2.15%, 4/22/30 (e)	70,663	70,986
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	75,000	75,572
Synchrony Credit Card Master Note Trust, 1.36%, 8/17/20	200,000	198,082
World Omni Auto Receivables Trust, 0.87%, 7/15/19	300,000	299,119

Total Asset-Backed Securities (Cost $1,063,940)		1,058,314

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Banc of America Commercial Mortgage Trust, 5.781%, 4/10/49 (r)	550,000	596,846
Citigroup Commercial Mortgage Trust:
4.131%, 11/10/46	422,000	446,227
3.855%, 5/10/47	645,000	666,331
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	517,241
3.742%, 11/10/46 (e)	854,676	882,581
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	500,000	517,731
UBS-Barclays Commercial Mortgage Trust, 2.85%, 12/10/45	625,000	607,286

Total Commercial Mortgage-Backed Securities (Cost $4,100,731)		4,234,243

CORPORATE BONDS - 24.1%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	109,271
AbbVie, Inc., 2.90%, 11/6/22	200,000	191,225
Alcoa, Inc., 5.72%, 2/23/19	149,000	161,599
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	200,000	187,982
America Movil SAB de CV, 2.375%, 9/8/16	100,000	102,137
American Express Centurion Bank, 0.684%, 11/13/15 (r)	250,000	251,018
American International Group, Inc., 4.875%, 6/1/22	250,000	274,981
Amgen, Inc., 4.10%, 6/15/21	700,000	744,519
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	93,867
4.00%, 1/17/43	100,000	91,976
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,019,965
AT&T, Inc.:
2.95%, 5/15/16	100,000	103,278
3.90%, 3/11/24	200,000	203,354
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	895,272
Bank of America Corp.:
5.25%, 12/1/15	200,000	209,437
5.65%, 5/1/18	250,000	278,074
4.125%, 1/22/24	300,000	305,732
Bank of America NA, 5.30%, 3/15/17	650,000	704,219
Bank of New York Mellon Corp.:
2.40%, 1/17/17	50,000	51,355
1.30%, 1/25/18	850,000	839,847
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	98,968
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	508,242
3.00%, 5/15/22	200,000	199,553
4.30%, 5/15/43	1,000,000	989,531
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	540,000	605,634
BorgWarner, Inc., 5.75%, 11/1/16	500,000	542,418
Boston Properties LP, 3.85%, 2/1/23	100,000	102,176
BP Capital Markets plc, 2.50%, 11/6/22	500,000	471,183
CA, Inc., 5.375%, 12/1/19	100,000	111,032
Capital One Bank, 3.375%, 2/15/23	200,000	195,949
Chevron Corp., 3.191%, 6/24/23	100,000	100,690
Cigna Corp., 4.00%, 2/15/22	300,000	315,406
Cintas Corp. No. 2, 3.25%, 6/1/22	200,000	203,864
Citigroup, Inc.:
1.75%, 5/1/18	450,000	443,710
6.125%, 5/15/18	200,000	226,449
2.50%, 9/26/18	500,000	503,252
5.50%, 9/13/25	80,000	87,121
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	100,000	103,752
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	129,040
Comcast Corp., 3.125%, 7/15/22	100,000	100,598
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	226,302
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	300,000	330,675
Cummins, Inc., 4.875%, 10/1/43	100,000	111,258
CVS Pass-Through Trust, 6.036%, 12/10/28	101,771	117,698
DDR Corp., 4.75%, 4/15/18	300,000	323,637
Deere & Co., 6.55%, 10/1/28	250,000	320,061
Discover Financial Services, 3.85%, 11/21/22	200,000	200,996
Discovery Communications LLC, 5.05%, 6/1/20	200,000	221,787
Dow Chemical Co., 4.375%, 11/15/42	100,000	93,414
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	75,656
Ecolab, Inc., 4.35%, 12/8/21	150,000	162,507
Emerson Electric Co., 4.75%, 10/15/15	200,000	208,524
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	222,415
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	721,759
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,061,787
Ensco plc, 4.70%, 3/15/21	700,000	734,999
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	400,000	452,000
Equifax, Inc., 3.30%, 12/15/22	350,000	344,354
ERP Operating LP, 4.625%, 12/15/21	100,000	109,091
Excalibur One 77B LLC, 1.492%, 1/1/25	39,317	37,537
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	209,163
4.25%, 2/3/17	100,000	106,035
5.875%, 8/2/21	200,000	229,965
Freeport-McMoRan, Inc.:
3.10%, 3/15/20	100,000	99,216
5.45%, 3/15/43	50,000	50,981
GATX Corp., 4.85%, 6/1/21	700,000	766,226
General Electric Capital Corp., 4.625%, 1/7/21	100,000	110,212
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	426,047
General Electric Co., 4.50%, 3/11/44	100,000	103,674
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	102,592
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	102,144
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	129,970
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	211,324
2.375%, 1/22/18	200,000	202,076
2.625%, 1/31/19	200,000	199,486
5.375%, 3/15/20	150,000	167,005
4.00%, 3/3/24	500,000	503,590
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	885,064
Hershey Co., 1.50%, 11/1/16	50,000	50,684
International Business Machines Corp.:
2.90%, 11/1/21	100,000	100,972
3.625%, 2/12/24	100,000	102,047
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	27
John Deere Capital Corp., 1.20%, 10/10/17	250,000	248,932
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	298,554
4.50%, 1/24/22	400,000	428,571
3.375%, 5/1/23	700,000	670,557
Kennametal, Inc., 2.65%, 11/1/19	950,000	951,245
Kern River Funding Corp., 6.676%, 7/31/16 (e)	24,294	25,901
Kimco Realty Corp., 4.30%, 2/1/18	300,000	322,570
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	101,222
Kroger Co., 3.85%, 8/1/23	100,000	101,921
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	220,896
4.75%, 7/15/20	800,000	863,811
Laboratory Corp. of America Holdings, 4.00%, 11/1/23	100,000	102,411
Liberty Property LP, 3.375%, 6/15/23	250,000	242,583
Life Technologies Corp., 6.00%, 3/1/20	100,000	115,430
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	104,799
LYB International Finance BV, 5.25%, 7/15/43	100,000	107,725
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	116,598
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	535,474
MetLife, Inc., 4.875%, 11/13/43	100,000	106,399
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	100,531
Morgan Stanley:
2.125%, 4/25/18	300,000	299,968
4.10%, 5/22/23	500,000	498,619
5.00%, 11/24/25	150,000	156,872
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	98,094
4.45%, 1/15/43	200,000	200,496
NetApp, Inc., 3.25%, 12/15/22	100,000	97,546
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	148,317
NYSE Euronext, 2.00%, 10/5/17	450,000	454,219
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	537,107
Oracle Corp.:
5.75%, 4/15/18	250,000	283,492
2.375%, 1/15/19	900,000	911,863
PacifiCorp, 4.10%, 2/1/42	100,000	98,793
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	261,206
PepsiCo, Inc., 2.75%, 3/5/22	100,000	98,230
Petroleos Mexicanos, 6.375%, 1/23/45 (e)	1,000,000	1,130,800
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,008,379
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	269,594
PNC Bank NA, 2.70%, 11/1/22	850,000	810,716
ProLogis LP, 6.875%, 3/15/20	37,000	43,723
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	977,897
Regions Bank, 7.50%, 5/15/18	100,000	116,588
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	205,608
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	409,441
3.75%, 9/20/21	400,000	414,955
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	152,191
Sanofi SA, 1.25%, 4/10/18	100,000	98,563
Shell International Finance BV:
2.25%, 1/6/23	200,000	188,705
4.55%, 8/12/43	100,000	105,745
Stanley Black & Decker, Inc., 2.90%, 11/1/22	500,000	488,420
SunTrust Bank, 0.525%, 8/24/15 (r)	300,000	299,723
Teck Resources Ltd., 4.75%, 1/15/22	400,000	411,185
Telefonica Emisiones SAU, 3.992%, 2/16/16	100,000	104,059
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	380,326
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	100,000	111,534
The Mosaic Co., 5.625%, 11/15/43	400,000	446,432
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	514,921
Time Warner, Inc.:
4.875%, 3/15/20	100,000	110,335
4.00%, 1/15/22	290,000	301,743
5.375%, 10/15/41	100,000	106,230
4.90%, 6/15/42	200,000	199,860
Toronto-Dominion Bank, 2.375%, 10/19/16	100,000	102,790
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	102,256
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	96,827
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	324,499
United Technologies Corp., 4.50%, 6/1/42	100,000	104,638
US Bank, 4.95%, 10/30/14	100,000	100,348
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	503,665
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	243,114
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	332,211
5.05%, 3/15/34	200,000	211,902
6.55%, 9/15/43	350,000	437,287
VF Corp., 3.50%, 9/1/21	400,000	420,196
Viacom, Inc., 3.875%, 4/1/24	100,000	99,585
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	95,960
6.50%, 8/15/37	250,000	331,559
WellPoint, Inc., 3.70%, 8/15/21	800,000	825,870
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	986,259
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,023,765
Zoetis, Inc., 4.70%, 2/1/43	100,000	100,549

Total Corporate Bonds (Cost $47,835,472)		49,554,538

MUNICIPAL OBLIGATIONS - 0.0%
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	40,000	41,288

Total Municipal Obligations (Cost $40,000)		41,288

SOVEREIGN GOVERNMENT BONDS - 0.5%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	555,500
Province of Ontario Canada, 2.45%, 6/29/22	400,000	391,217
Province of Quebec Canada, 2.625%, 2/13/23	75,000	73,527

Total Sovereign Government Bonds (Cost $970,889)		1,020,244

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.2%
Fannie Mae:
4.875%, 12/15/16	1,000,000	1,090,755
6.25%, 5/15/29	1,600,000	2,163,650
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,100,777
Freddie Mac:
2.00%, 8/25/16	1,000,000	1,026,517
5.00%, 2/16/17	1,000,000	1,095,894
5.125%, 11/17/17	1,000,000	1,117,412
4.875%, 6/13/18	3,500,000	3,931,998
3.75%, 3/27/19	3,200,000	3,465,082
2.375%, 1/13/22	500,000	497,109
6.75%, 3/15/31	1,000,000	1,440,754

Total U.S. Government Agencies and Instrumentalities (Cost $16,387,687)		16,929,948

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.9%
Fannie Mae:
5.00%, 12/1/16	85,710	90,422
5.00%, 11/1/17	15,296	16,145
5.50%, 8/1/18	66,986	70,938
4.61%, 12/1/19	466,231	472,635
5.00%, 6/1/20	39,859	42,108
6.50%, 4/1/23	46,120	48,139
2.50%, 12/1/27	750,077	752,354
4.50%, 5/1/31	703,147	765,660
6.50%, 8/1/32	84,740	95,920
5.50%, 7/1/33	84,403	94,753
5.50%, 7/1/33	190,256	215,259
6.00%, 8/1/33	44,127	50,191
5.50%, 11/1/33	108,810	122,148
5.50%, 3/1/34	217,575	243,947
6.00%, 6/1/34	110,853	126,275
5.00%, 7/1/34	199,094	220,232
5.00%, 10/1/34	184,333	203,886
5.50%, 3/1/35	217,721	243,782
5.50%, 6/1/35	160,719	178,830
5.50%, 9/1/35	117,616	131,644
5.50%, 2/1/36	51,305	57,307
5.50%, 4/1/36	297,567	321,525
6.50%, 9/1/36	141,582	160,263
5.50%, 11/1/36	78,144	87,271
6.00%, 8/1/37	845,012	958,829
6.00%, 5/1/38	94,597	106,803
5.50%, 6/1/38	113,101	126,831
6.00%, 7/1/38	489,257	555,133
2.266%, 9/1/38 (r)	584,638	626,658
4.00%, 3/1/39	181,644	191,685
4.50%, 5/1/40	796,738	867,637
4.50%, 7/1/40	349,597	378,079
4.50%, 10/1/40	1,454,105	1,572,407
3.50%, 2/1/41	886,605	907,520
3.50%, 3/1/41	920,068	941,775
4.00%, 3/1/41	532,308	561,733
4.50%, 6/1/41	1,707,503	1,847,169
3.50%, 3/1/42	1,562,714	1,602,752
4.00%, 8/1/42	1,250,670	1,322,180
3.50%, 12/1/42	1,708,189	1,751,817
2.50%, 1/1/43	1,285,159	1,218,532
3.00%, 1/1/43	1,731,110	1,710,242
3.00%, 5/1/43	2,601,750	2,570,922
3.00%, 8/1/43	3,080,935	3,041,435
3.00%, 8/1/43	1,981,399	1,962,858
3.50%, 8/1/43	1,826,783	1,865,106
4.50%, 11/1/43	2,648,589	2,862,737
4.00%, 5/1/44	3,698,277	3,905,729
Freddie Mac:
4.50%, 9/1/18	71,910	76,125
5.00%, 11/1/20	81,449	87,166
4.00%, 3/1/25	704,112	748,301
3.50%, 11/1/25	661,984	696,641
3.50%, 7/1/26	490,849	515,505
2.50%, 3/1/28	253,859	256,912
5.00%, 2/1/33	50,946	56,065
5.00%, 4/1/35	96,083	106,194
5.00%, 12/1/35	216,324	239,174
6.00%, 8/1/36	68,311	77,457
5.00%, 10/1/36	409,407	452,247
6.50%, 10/1/37	61,152	66,155
5.00%, 1/1/38	766,930	843,983
5.00%, 7/1/39	294,751	325,668
4.00%, 11/1/39	732,313	772,037
4.50%, 1/1/40	349,966	377,710
5.00%, 1/1/40	1,240,698	1,378,957
4.50%, 4/1/40	821,231	886,279
6.00%, 4/1/40	163,239	184,002
4.50%, 5/1/40	314,891	342,840
4.50%, 5/1/40	647,014	698,502
4.50%, 6/1/41	477,409	515,428
3.50%, 10/1/41	1,081,467	1,105,171
3.00%, 7/1/42	520,439	514,560
3.50%, 7/1/42	1,287,971	1,316,201
3.00%, 1/1/43	1,693,481	1,674,349
Ginnie Mae:
4.50%, 7/20/33	359,595	393,634
5.50%, 7/20/34	162,730	184,817
6.00%, 11/20/37	220,834	252,253
6.00%, 10/15/38	1,015,698	1,145,497
5.00%, 12/15/38	427,496	470,285
5.00%, 5/15/39	527,202	582,855
5.00%, 10/15/39	736,903	818,091
4.00%, 12/20/40	1,399,912	1,500,481
4.00%, 11/20/41	166,676	177,017
4.00%, 8/20/42	1,208,553	1,283,461

Total U.S. Government Agency Mortgage-Backed Securities (Cost $58,472,817)		59,390,223

U.S. TREASURY OBLIGATIONS - 34.8%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,373,125
8.00%, 11/15/21	1,000,000	1,383,750
6.25%, 8/15/23	1,000,000	1,308,750
5.375%, 2/15/31	2,000,000	2,647,188
3.875%, 8/15/40	1,000,000	1,132,031
4.375%, 5/15/41	2,000,000	2,453,124
3.125%, 11/15/41	1,000,000	991,875
3.00%, 5/15/42	1,000,000	965,625
3.75%, 11/15/43	1,045,000	1,155,051
United States Treasury Notes:
1.25%, 8/31/15	2,000,000	2,020,860
1.25%, 10/31/15	1,000,000	1,011,641
4.50%, 11/15/15	1,000,000	1,048,242
2.00%, 1/31/16	2,000,000	2,045,782
2.375%, 3/31/16	1,000,000	1,030,078
0.375%, 4/30/16	1,045,000	1,044,591
2.00%, 4/30/16	2,000,000	2,050,078
1.50%, 7/31/16	1,000,000	1,017,773
4.875%, 8/15/16	2,000,000	2,160,078
2.75%, 11/30/16	1,000,000	1,044,062
0.875%, 1/31/17	7,400,000	7,413,875
3.00%, 2/28/17	1,000,000	1,051,953
0.875%, 4/15/17	520,000	520,000
4.50%, 5/15/17	2,000,000	2,184,376
2.375%, 7/31/17	2,000,000	2,074,376
1.875%, 9/30/17	2,000,000	2,044,532
4.25%, 11/15/17	1,000,000	1,094,688
2.625%, 1/31/18	1,000,000	1,044,062
3.50%, 2/15/18	2,000,000	2,145,156
2.375%, 5/31/18	1,000,000	1,034,297
4.00%, 8/15/18	2,000,000	2,191,250
3.75%, 11/15/18	1,000,000	1,087,422
1.625%, 3/31/19	947,000	944,337
3.125%, 5/15/19	2,000,000	2,125,156
3.625%, 8/15/19	1,000,000	1,086,953
1.00%, 8/31/19	2,000,000	1,924,532
3.375%, 11/15/19	500,000	538,321
3.625%, 2/15/20	1,000,000	1,090,078
1.125%, 4/30/20	1,000,000	956,562
2.625%, 8/15/20	2,000,000	2,067,500
2.625%, 11/15/20	1,000,000	1,031,250
3.625%, 2/15/21	1,000,000	1,090,938
2.25%, 3/31/21	200,000	201,172
3.125%, 5/15/21	500,000	529,844
1.75%, 5/15/22	1,000,000	961,406
1.625%, 11/15/22	1,000,000	945,078
2.75%, 11/15/23	1,000,000	1,025,000
2.75%, 2/15/24	3,000,000	3,070,548

Total U.S. Treasury Obligations (Cost $70,115,257)		71,358,366

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.069%, 10/1/14	513,906	513,906

Total Time Deposit (Cost $513,906)		513,906

TOTAL INVESTMENTS (Cost $199,500,699) - 99.4%		204,101,070
Other assets and liabilities, net - 0.6%		1,231,041
NET ASSETS - 100%		$205,332,111

(b) This security was valued under the direction of the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EXCHANGE TRADED PRODUCTS - 95.8%	SHARES	VALUE
Consumer Discretionary Select Sector SPDR Fund	5,200	$346,788
Consumer Staples Select Sector SPDR Fund	8,300	374,413
Financial Select Sector SPDR Fund	20,300	470,351
Health Care Select Sector SPDR Fund	6,100	389,851
Industrial Select Sector SPDR Fund	7,100	377,365
iShares Core S&P Mid-Cap ETF	7,000	957,180
iShares Core U.S. Aggregate Bond ETF	195,800	21,363,738
iShares North American Natural Resources ETF	9,200	411,700
iShares Russell 2000 ETF	26,400	2,886,840
iShares S&P 500 Growth ETF	45,300	4,838,946
iShares S&P 500 Value ETF	53,850	4,850,270
iShares S&P Mid-Cap 400 Growth ETF	6,300	954,135
iShares S&P Mid-Cap 400 Value ETF	8,000	962,480
iShares TIPS Bond ETF	8,700	975,009
SPDR Barclays High Yield Bond ETF	48,500	1,948,730
Technology Select Sector SPDR Fund	14,300	570,713
Vanguard FTSE Developed Markets ETF	171,185	6,804,604
Vanguard FTSE Emerging Markets ETF	23,400	976,014
Vanguard REIT ETF	27,100	1,947,135
Vanguard S&P 500 ETF	91,280	16,484,255
Vanguard Short-Term Corporate Bond ETF	12,100	966,427
Vanguard Total Bond Market ETF	260,500	21,342,765
Vanguard Total International Stock ETF	38,100	1,943,100

Total Exchange Traded Products (Cost $93,509,637)		93,142,809

TIME DEPOSIT - 4.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$4,029,394	4,029,394

Total Time Deposit (Cost $4,029,394)		4,029,394

TOTAL INVESTMENTS (Cost $97,539,031) - 100.0%		97,172,203
Other assets and liabilities, net - 0.0%		34,288
NET ASSETS - 100%		$97,206,491

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	8	12/14	$877,280	($50,086)
E-Mini S&P 400 Index	4	12/14	546,160	(23,503)
E-Mini S&P 500 Index	38	12/14	3,734,450	(41,069)
MSCI EAFE Mini Index	15	12/14	1,379,775	(50,187)
Total Purchased				($164,845)

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EXCHANGE TRADED PRODUCTS - 95.7%	SHARES	VALUE
Consumer Discretionary Select Sector SPDR Fund	1,400	$93,366
Consumer Staples Select Sector SPDR Fund	2,300	103,753
Financial Select Sector SPDR Fund	5,500	127,435
Health Care Select Sector SPDR Fund	1,700	108,647
Industrial Select Sector SPDR Fund	2,000	106,300
iShares Core S&P Mid-Cap ETF	3,900	533,286
iShares Core U.S. Aggregate Bond ETF	50,700	5,531,877
iShares North American Natural Resources ETF	2,400	107,400
iShares Russell 2000 ETF	10,000	1,093,500
iShares S&P 500 Growth ETF	20,800	2,221,856
iShares S&P 500 Value ETF	24,600	2,215,722
iShares S&P Mid-Cap 400 Growth ETF	1,700	257,465
iShares S&P Mid-Cap 400 Value ETF	2,200	264,682
iShares TIPS Bond ETF	2,400	268,968
SPDR Barclays High Yield Bond ETF	6,600	265,188
Technology Select Sector SPDR Fund	3,900	155,649
Vanguard FTSE Developed Markets ETF	62,766	2,494,949
Vanguard FTSE Emerging Markets ETF	7,100	296,141
Vanguard REIT ETF	11,600	833,460
Vanguard S&P 500 ETF	30,700	5,544,113
Vanguard Short-Term Corporate Bond ETF	3,500	279,545
Vanguard Total Bond Market ETF	33,800	2,769,234
Vanguard Total International Stock ETF	16,120	822,120

Total Exchange Traded Products (Cost $25,936,488)		26,494,656

TIME DEPOSIT - 7.2%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$2,009,570	2,009,570

Total Time Deposit (Cost $2,009,570)		2,009,570

TOTAL INVESTMENTS (Cost $27,946,058) - 102.9%		28,504,226
Other assets and liabilities, net - (2.9%)		(811,291)
NET ASSETS - 100%		$27,692,935

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	2	12/14	$219,320	($12,521)
E-Mini S&P 400 Index	1	12/14	136,540	(5,876)
E-Mini S&P 500 Index	9	12/14	884,475	(9,727)
MSCI EAFE Mini Index	4	12/14	367,940	(13,383)
Total Purchased				($41,507)

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EXCHANGE TRADED PRODUCTS - 95.4%	SHARES	VALUE
Consumer Discretionary Select Sector SPDR Fund	3,827	$255,223
Consumer Staples Select Sector SPDR Fund	6,025	271,788
Financial Select Sector SPDR Fund	14,500	335,965
Health Care Select Sector SPDR Fund	4,300	274,813
Industrial Select Sector SPDR Fund	5,215	277,177
iShares Core S&P Mid-Cap ETF	15,600	2,133,144
iShares Core U.S. Aggregate Bond ETF	104,800	11,434,728
iShares North American Natural Resources ETF	6,700	299,825
iShares Russell 2000 ETF	32,400	3,542,940
iShares S&P 500 Growth ETF	80,100	8,556,282
iShares S&P 500 Value ETF	94,930	8,550,345
iShares S&P Mid-Cap 400 Growth ETF	4,600	696,670
iShares S&P Mid-Cap 400 Value ETF	5,900	709,829
SPDR Barclays High Yield Bond ETF	17,800	715,204
Technology Select Sector SPDR Fund	10,180	406,284
Vanguard FTSE Developed Markets ETF	197,800	7,862,550
Vanguard FTSE Emerging Markets ETF	17,200	717,412
Vanguard REIT ETF	39,700	2,852,445
Vanguard S&P 500 ETF	82,850	14,961,881
Vanguard Short-Term Corporate Bond ETF	8,800	702,856
Vanguard Total International Stock ETF	56,000	2,856,000

Total Exchange Traded Products (Cost $66,870,266)		68,413,361

TIME DEPOSIT - 4.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$3,357,624	3,357,624

Total Time Deposit (Cost $3,357,624)		3,357,624

TOTAL INVESTMENTS (Cost $70,227,890) - 100.1%		71,770,985
Other assets and liabilities, net - (0.1%)		(100,448)
NET ASSETS - 100%		$71,670,537

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index	6	12/14	$657,960	($37,565)
E-Mini S&P 400 Index	3	12/14	409,620	(17,627)
E-Mini S&P 500 Index	25	12/14	2,456,875	(27,019)
MSCI EAFE Mini Index	10	12/14	919,850	(32,168)
Total Purchased				($114,379)

Abbreviations:
ETF: Exchange Traded Fund
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund is comprised of twelve separate portfolios. Calvert VP SRI Large Cap Value, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Investment Grade Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, Calvert VP EAFE International Index, Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios are registered as diversified portfolios.  Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Fund are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Nasdaq 100 Index, and Calvert VP Investment Grade Bond Index Portfolios offer only one class of shares which is not subject to Distribution Plan expenses.  Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios offer only one class of shares (Class F) which is subject to Distribution Plan expenses.  Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios offer both Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses, while Class I shares are not.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The Calvert VP EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Securities valued at the following amounts were fair valued in good faith under the direction of the Board as of September 30, 2014:

	Market Value	% of Net Assets
Calvert VP Investment Grade Bond Index	$27	0.0%
Calvert VP S&P MidCap 400 Index	$0	0.0%
Calvert VP Russell 2000 Small Cap Index	$12,464	0.0%
Calvert VP EAFE International Index	$2,800	0.0%

The following tables summarize the market value of the Fund’s holdings as of September 30, 2014, based on the inputs used to value them:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$148,183,541	-	-	$148,183,541
Other debt obligations	-	$2,602,880	-	2,602,880
TOTAL	$148,183,541	$2,602,880	-	$150,786,421

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded products	$61,886,612	-	-	$61,886,612
Other debt obligations	-	$887,928	-	887,928
TOTAL	$61,886,612	$887,928	-	$62,774,540

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$6,219,216	-	$6,219,216
Corporate debt	-	5,660,275	-	5,660,275
Other debt obligations	-	262,403	-	262,403
TOTAL	-	$12,141,894	-	$12,141,894

* For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$325,087,976	-	-	$325,087,976
Exchange traded products	9,092,472	-	-	9,092,472
U.S. government obligations	-	$999,903	-	999,903
Other debt obligations	-	13,208,139	-	13,208,139
TOTAL	$334,180,448	$14,208,042	-	$348,388,490

Other financial instruments**	($161,040)	-	-	($161,040)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Nasdaq 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$75,904,853	-	-	$75,904,853
Exchange traded products	1,383,060	-	-	1,383,060
U.S. government obligations	-	$199,981	-	199,981
Other debt obligations	-	1,666,743	-	1,666,743
TOTAL	$77,287,913	$1,866,724	-	$79,154,637

Other financial instruments**	$9,096	-	-	$9,096

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Investment Grade Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$1,058,314	-	$1,058,314
Commercial mortgage-backed securities	-	4,234,243	-	4,234,243
Corporate debt	-	49,554,511	$27**	49,554,538
Other debt obligations	-	1,575,438	-	1,575,438
U.S. government obligations	-	147,678,537	-	147,678,537
TOTAL	-	$204,101,043	$27**	$204,101,070

* For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP S&P MidCap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$228,291,606	-	**	$228,291,606
Exchange traded products	3,789,664	-	-	3,789,664
U.S. government obligations	-	$499,951	-	499,951
Other debt obligations	-	7,397,958	-	7,397,958
TOTAL	$232,081,270	$7,897,909	**	$239,979,179

Other financial instruments***	($313,525)	-	-	($313,525)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$141,766,679	$12,464	**	$141,779,143
Exchanged traded products	6,714,090	-	-	6,714,090
U.S. government obligations	-	999,902	-	999,902
Other debt obligations	-	5,748,652	-	5,748,652
TOTAL	$148,480,769	$6,761,018	**	$155,241,787

Other financial instruments***	($292,470)	-	-	($292,470)

`

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$174,261,922	$2,800	**	$174,264,722
Exchange traded products	3,600,081	-	-	3,600,081
Other debt obligations	-	235,479	-	235,479
TOTAL	$177,862,003	$238,279	**	$178,100,282

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Volatility Managed Moderate	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$93,142,809	-	-	$93,142,809
Other debt obligations	-	$4,029,394	-	4,029,394
TOTAL	$93,142,809	$4,029,394	-	$97,172,203

Other financial instruments**	($164,845)	-	-	($164,845)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Volatility Managed Moderate Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$26,494,656	-	-	$26,494,656
Other debt obligations	-	$2,009,570	-	2,009,570
TOTAL	$26,494,656	$2,009,570	-	$28,504,226

Other financial instruments**	($41,507)	-	-	($41,507)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP Volatility Managed Growth	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Exchange traded products	$68,413,361	-	-	$68,413,361
Other debt obligations	-	$3,357,624	-	3,357,624
TOTAL	$68,413,361	$3,357,624	-	$71,770,985

Other financial instruments**	($114,379)	-	-	($114,379)

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Futures Contracts: The Portfolios may purchase and sell futures contracts to provide equity market exposure to the Portfolios’ uncommitted cash balances or to manage overall portfolio volatility.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolios’ overall equity exposure in an effort to stabilize portfolio volatility around a target level.  The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.

During the nine month period ended September 30, 2014, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 48 contracts and $1,022,761 weighted average notional value.

During the nine month period ended September 30, 2014, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 23 contracts and $916,745 weighted average notional value.

During the nine month period ended September 30, 2014, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 47 contracts and $1,344,078 weighted average notional value.

During the nine month period ended September 30, 2014, Calvert VP Nasdaq 100 Index Portfolio invested in E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 7 contracts and $194,194 weighted average notional value.

During the nine month period ended September 30, 2014, Calvert VP Volatility Managed Moderate Portfolio invested in E-Mini S&P 500 Index, MSCI EAFE Mini Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 20 contracts and $562,370 weighted average notional value.

During the nine month period ended September 30, 2014, Calvert VP Volatility Managed Moderate Growth Portfolio invested in E-Mini S&P 500 Index, MSCI EAFE Mini Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 3 contracts and $86,245 weighted average notional value.

During the nine month period ended September 30, 2014, Calvert VP Volatility Managed Growth Portfolio invested in E-Mini S&P 500 Index, MSCI EAFE Mini Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 10 contracts and $547,516 weighted average notional value.

Treasury Inflation-Protected Securities: The Calvert VP Inflation Protected Plus Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a specific class are charged directly to that class.  Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2014, and net realized capital loss carryforwards as of December 31, 2013 with expiration dates, where applicable:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$126,514,821	$224,392,483	$171,877,848
Unrealized appreciation	$25,559,993	$129,588,151	$74,403,469
Unrealized (depreciation)	(1,288,393)	(5,592,144)	(6,302,138)
Net appreciation (depreciation)	$24,271,600	$123,996,007	$68,101,331

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 42,215,821	$200,052,635	$12,119,234
Unrealized appreciation	$37,378,563	$5,277,598	$224,441
Unrealized (depreciation)	(439,747)	(1,229,163)	(201,781)
Net appreciation (depreciation)	$36,938,816	$4,048,435	$22,660

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$66,463,245	$152,270,199	$129,768,959
Unrealized appreciation	$1,876,536	$35,331,012	$37,901,355
Unrealized (depreciation)	(5,565,241)	(9,500,929)	(12,428,527)
Net appreciation (depreciation)	($3,688,705)	$25,830,083	$25,472,828

	CALVERT VP VOLATILITY MANAGED MODERATE	CALVERT VP VOLATILITY MANAGED MODERATE GROWTH	CALVERT VP VOLATILITY MANAGED GROWTH
Federal income tax cost	$97,579,520	$27,969,784	$70,267,261
Unrealized appreciation	$525,509	$653,743	$1,845,152
Unrealized (depreciation)	(932,826)	(119,301)	(341,428)
Net appreciation (depreciation)	($407,317)	$534,442	$1,503,724

CAPITAL LOSS CARRYFORWARDS

	CALVERT VP SRI LARGE CAP VALUE*	CALVERT VP S&P 500 INDEX*	CALVERT VP S&P MIDCAP 400 INDEX*
EXPIRATION DATE:
31-Dec-15	($953,081)	($5,635,448)	($4,406,553)
31-Dec-16	-	(5,235,979)	(3,305,111)
31-Dec-17	(15,318,788)	(2,509,534)	-
31-Dec-18	(7,422,814)	(2,611,900)	-

NO EXPIRATION DATE:
Short-term	-	($750,777)	-
Long-term	($240,140)	(1,973,807)	-

	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX*
EXPIRATION DATE:
31-Dec-15	-	-	($186,055)
31-Dec-16	-	-	(15,302,273)
31-Dec-17	-	-	(15,978)

NO EXPIRATION DATE:
Short-term	($343,440)	($553,191)	-
Long-term	-	(1,149,313)	($1,707,664)

CALVERT VP VOLATILITY MANAGED GROWTH
NO EXPIRATION DATE:
Short-term	($34,190)
Long-term	(57,120)

* The Portfolio’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Capital losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — SUBSEQUENT EVENTS

On June 4, 2014, the Board of Directors of Calvert Variable Products, Inc. recommended the reorganization of the Calvert VP Inflation Protected Plus Portfolio into the Calvert VP Investment Grade Bond Index Portfolio. Shareholders approved the reorganization at a meeting on October 31, 2014 and the reorganization took place on November 14, 2014.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 260.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:           /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chair -- Principal Executive Officer

Date:      November 26, 2014

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Chair -- Principal Executive Officer

Date:      November 26, 2014

                /s/ Robert J. Enderson
                Robert J. Enderson
                Assistant Treasurer -- Principal Financial Officer

Date:      November 26, 2014